UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Fidelity® 130/30 Large Cap
Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Life of fundA
Fidelity® 130/30 Large Cap Fund	5.94%	-12.87%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® 130/30 Large Cap Fund, a class of the fund, on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Keith Quinton, Portfolio Manager of Fidelity® 130/30 Large Cap Fund: For the year, the fund's Retail Class shares returned 5.94%, trailing the S&P 500. Relative performance was held back by our quantitative stock picking models, which do not factor in sudden changes in market tempo. Stock picks in the technology, utilities, materials and consumer discretionary sectors detracted. Positioning in financials also hurt, including underweighting banks during the first half of the period and a net short position in real estate. Among individual stocks, Hewlett-Packard hurt when its stock dropped after its CEO's forced resignation. Not owning index component Apple detracted, as its stock surged 55% in the period. Results were crimped by an out-of-index stake in asset manager BlackRock, which I sold, and untimely ownership of King Pharmaceuticals, which I cut from the fund prior to news of its acquisition deal with Pfizer. Conversely, stock picking in energy was a plus, particularly an out-of-benchmark stake in oil-field services firm Complete Production Services, along with consumer staples, especially household/personal products. Shorting semiconductor equipment firm FormFactor also helped. Other contributors were timely ownership of Bank of America and a stake in apparel firm Phillips-Van Heusen. FormFactor and Phillips-Van Heusen were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	2.23%
Actual		$ 1,000.00	$ 1,064.00	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,013.89	$ 11.26
Class T	2.48%
Actual		$ 1,000.00	$ 1,062.50	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,012.63	$ 12.51
Class B	2.97%
Actual		$ 1,000.00	$ 1,059.70	$ 15.34
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
Class C	2.97%
Actual		$ 1,000.00	$ 1,058.10	$ 15.32
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
130/30 Large Cap	1.98%
Actual		$ 1,000.00	$ 1,064.00	$ 10.24
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,065.70	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.5
Hewlett-Packard Co.	4.0	4.2
JPMorgan Chase & Co.	3.5	2.0
Marathon Oil Corp.	3.0	3.4
Goldman Sachs Group, Inc.	3.0	0.9
Citigroup, Inc.	2.9	0.0
Anheuser-Busch InBev SA NV	2.7	3.0
Cummins, Inc.	2.5	0.5
Macy's, Inc.	2.3	1.0
Phillips-Van Heusen Corp.	2.3	1.6
	30.9
Top Ten Short Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	(1.0)	(0.0)
Sysco Corp.	(1.0)	(0.0)
K-Swiss, Inc. Class A	(1.0)	(0.8)
Mack-Cali Realty Corp.	(1.0)	(0.5)
Nordic American Tanker Shipping Ltd.	(1.0)	(0.0)
ONYX Pharmaceuticals, Inc.	(0.9)	(0.7)
Ormat Technologies, Inc.	(0.9)	(0.4)
Sangamo Biosciences, Inc.	(0.9)	(0.0)
Cree, Inc.	(0.9)	(0.0)
Choice Hotels International, Inc.	(0.9)	(0.5)
	(9.5)
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Equity Exposure (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Long equity positions* 129.5%	Long equity positions* 124.8%
Short equity positions (33.5)%	Short equity positions (27.0)%
Net equity positions 96.0%	Net equity positions 97.8%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 129.5%
	Shares	Value
COMMON STOCKS - 129.5%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 2.2%
Autoliv, Inc.	2,600	$ 190,892
TRW Automotive Holdings Corp. (a)	8,500	403,665
		594,557
Automobiles - 1.5%
Ford Motor Co. (a)	25,500	406,470
Household Durables - 0.4%
iRobot Corp. (a)	4,600	93,380
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.)	7,800	147,966
Discovery Communications, Inc. Class C (a)	4,300	152,693
Interpublic Group of Companies, Inc. (a)	7,400	78,810
Valassis Communications, Inc. (a)	4,100	133,455
Virgin Media, Inc.	2,600	66,248
		579,172
Multiline Retail - 3.1%
Macy's, Inc.	24,300	624,024
Retail Ventures, Inc. (a)	12,800	209,920
		833,944
Specialty Retail - 1.0%
Signet Jewelers Ltd. (a)	2,600	103,558
TJX Companies, Inc.	3,500	159,635
		263,193
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. (a)	2,200	169,180
Iconix Brand Group, Inc. (a)	9,500	177,460
Phillips-Van Heusen Corp.	9,100	617,344
Polo Ralph Lauren Corp. Class A	1,300	142,012
Steven Madden Ltd. (a)	3,200	144,800
VF Corp.	2,000	165,760
Warnaco Group, Inc. (a)	3,100	166,935
		1,583,491
TOTAL CONSUMER DISCRETIONARY		4,354,207
CONSUMER STAPLES - 13.2%
Beverages - 7.2%
Anheuser-Busch InBev SA NV	13,128	714,325
Coca-Cola Enterprises, Inc.	11,000	265,650
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,000	$ 391,590
Dr Pepper Snapple Group, Inc.	14,900	545,787
		1,917,352
Food & Staples Retailing - 0.1%
Drogasil SA	1,300	31,822
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	8,200	91,676
Fresh Del Monte Produce, Inc.	5,800	127,368
The J.M. Smucker Co.	2,100	132,825
		351,869
Personal Products - 3.5%
Elizabeth Arden, Inc. (a)	9,100	193,921
Inter Parfums, Inc.	4,700	85,822
Nature's Sunshine Products, Inc. (a)	7,700	66,605
Nu Skin Enterprises, Inc. Class A	5,100	161,211
Nutraceutical International Corp. (a)	4,700	69,889
Prestige Brands Holdings, Inc. (a)	6,000	70,620
USANA Health Sciences, Inc. (a)	6,900	290,628
		938,696
Tobacco - 1.1%
Philip Morris International, Inc.	5,100	290,139
TOTAL CONSUMER STAPLES		3,529,878
ENERGY - 16.2%
Energy Equipment & Services - 4.8%
Complete Production Services, Inc. (a)	11,700	332,865
National Oilwell Varco, Inc.	5,100	312,579
Newpark Resources, Inc. (a)	12,200	69,784
Oceaneering International, Inc. (a)	2,000	138,200
Oil States International, Inc. (a)	1,900	112,727
RPC, Inc.	5,200	152,360
Superior Energy Services, Inc. (a)	4,900	163,611
		1,282,126
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	15,500	1,255,035
Cloud Peak Energy, Inc.	7,600	159,372
Exxon Mobil Corp.	6,455	449,010
International Coal Group, Inc. (a)	26,000	197,860
LONG STOCK POSITIONS (c) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	24,100	$ 806,627
Sunoco, Inc.	4,000	160,560
		3,028,464
TOTAL ENERGY		4,310,590
FINANCIALS - 20.6%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.	5,100	796,314
Commercial Banks - 1.8%
Barclays PLC Sponsored ADR	13,700	221,118
HSBC Holdings PLC sponsored ADR	5,100	257,856
		478,974
Consumer Finance - 0.6%
Discover Financial Services	8,100	148,068
Diversified Financial Services - 7.0%
Citigroup, Inc. (a)	186,500	783,300
JPMorgan Chase & Co.	24,900	930,762
KKR Financial Holdings LLC	18,100	159,280
		1,873,342
Insurance - 7.2%
ACE Ltd.	7,000	409,640
Assurant, Inc.	1,347	47,509
Axis Capital Holdings Ltd.	4,000	141,360
Endurance Specialty Holdings Ltd.	4,300	189,673
Lincoln National Corp.	9,800	234,024
Platinum Underwriters Holdings Ltd.	3,700	159,951
Torchmark Corp.	5,000	287,350
Unum Group	12,000	257,880
XL Capital Ltd. Class A	9,400	184,804
		1,912,191
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	2,000	130,800
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,500	143,925
TOTAL FINANCIALS		5,483,614
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - 12.4%
Biotechnology - 4.3%
Amgen, Inc. (a)	5,900	$ 310,871
Biogen Idec, Inc. (a)	4,700	300,659
Cephalon, Inc. (a)	6,500	412,685
SIGA Technologies, Inc. (a)	10,300	129,780
		1,153,995
Health Care Equipment & Supplies - 2.1%
Cooper Companies, Inc.	3,800	203,300
Covidien PLC	3,100	130,417
Hill-Rom Holdings, Inc.	3,800	150,404
Kinetic Concepts, Inc. (a)	1,700	67,507
		551,628
Health Care Providers & Services - 3.1%
CIGNA Corp.	7,400	272,394
Humana, Inc. (a)	9,600	537,984
		810,378
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	100	6,012
Pharmaceuticals - 2.9%
Johnson & Johnson	4,700	289,285
Perrigo Co.	2,200	132,528
Pfizer, Inc.	3,900	63,531
Valeant Pharmaceuticals International, Inc.	5,800	150,339
Watson Pharmaceuticals, Inc. (a)	2,900	141,346
		777,029
TOTAL HEALTH CARE		3,299,042
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	12,500	162,375
Esterline Technologies Corp. (a)	2,400	141,312
		303,687
Airlines - 0.8%
Delta Air Lines, Inc. (a)	5,900	80,712
United Continental Holdings, Inc. (a)	4,800	132,864
		213,576
Commercial Services & Supplies - 0.5%
Schawk, Inc. Class A	8,000	143,520
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
EMCOR Group, Inc. (a)	5,800	$ 155,440
KBR, Inc.	8,200	222,056
MasTec, Inc. (a)	9,100	130,403
URS Corp. (a)	3,500	138,390
		646,289
Industrial Conglomerates - 1.0%
Siemens AG sponsored ADR	2,300	252,540
Machinery - 5.6%
ArvinMeritor, Inc. (a)	8,500	151,725
Cummins, Inc.	6,900	670,128
Navistar International Corp. (a)	2,600	133,068
NN, Inc. (a)	15,400	154,000
Timken Co.	8,900	387,684
		1,496,605
TOTAL INDUSTRIALS		3,056,217
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.1%
HTC Corp.	6,000	166,339
RADWARE Ltd. (a)	4,100	127,223
		293,562
Computers & Peripherals - 6.0%
Hewlett-Packard Co.	25,400	1,065,022
SanDisk Corp. (a)	11,900	530,740
		1,595,762
Electronic Equipment & Components - 4.7%
Anixter International, Inc.	2,400	134,088
Avnet, Inc. (a)	4,400	134,860
Fabrinet (a)	9,200	158,608
Flextronics International Ltd. (a)	19,200	139,200
Jabil Circuit, Inc.	21,000	317,310
Tyco Electronics Ltd.	4,200	127,764
Vishay Intertechnology, Inc. (a)	17,400	248,124
		1,259,954
Internet Software & Services - 0.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	147,266
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.4%
International Business Machines Corp.	3,900	$ 551,694
VeriFone Systems, Inc. (a)	2,500	86,875
		638,569
Office Electronics - 1.1%
Xerox Corp.	24,800	284,208
Semiconductors & Semiconductor Equipment - 7.1%
Alpha & Omega Semiconductor Ltd. (a)	11,500	135,240
Entegris, Inc. (a)	28,400	184,600
GT Solar International, Inc. (a)	18,800	125,772
JA Solar Holdings Co. Ltd. ADR (a)	16,900	117,117
Micron Technology, Inc. (a)	44,900	325,974
MKS Instruments, Inc. (a)	6,500	132,405
Novellus Systems, Inc. (a)	4,900	147,735
Samsung Electronics Co. Ltd.	790	563,506
TriQuint Semiconductor, Inc. (a)	14,600	173,886
		1,906,235
Software - 2.5%
BMC Software, Inc. (a)	3,000	133,200
Microsoft Corp.	21,000	529,410
		662,610
TOTAL INFORMATION TECHNOLOGY		6,788,166
MATERIALS - 5.9%
Chemicals - 3.4%
Ashland, Inc.	5,200	264,576
Kraton Performance Polymers, Inc.	8,000	227,840
LyondellBasell Industries NV Class A (a)	4,500	131,445
Solutia, Inc. (a)	6,500	138,970
Westlake Chemical Corp.	3,700	139,712
		902,543
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	140,634
Metals & Mining - 2.0%
Newmont Mining Corp.	9,000	529,470
TOTAL MATERIALS		1,572,647
LONG STOCK POSITIONS (c) - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	42,300	$ 296,100
Wireless Telecommunication Services - 2.5%
MetroPCS Communications, Inc. (a)	13,800	167,670
Vodafone Group PLC sponsored ADR	19,400	486,164
		653,834
TOTAL TELECOMMUNICATION SERVICES		949,934
UTILITIES - 4.4%
Multi-Utilities - 4.4%
Alliant Energy Corp.	11,100	403,041
CMS Energy Corp.	22,200	398,934
Integrys Energy Group, Inc.	5,100	248,370
PG&E Corp.	2,900	136,097
		1,186,442
TOTAL COMMON STOCKS (Cost $31,166,774)		34,530,737
TOTAL LONG STOCK POSITIONS - 129.5% (Cost $31,166,774)		34,530,737
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.24% (b) (Cost $405,324)	405,324	405,324
TOTAL INVESTMENT PORTFOLIO - 131.0% (Cost $31,572,098)		34,936,061
TOTAL SECURITIES SOLD SHORT - (33.5)% (Proceeds $8,423,221)		(8,938,254)
NET OTHER ASSETS (LIABILITIES) - 2.5%		670,732
NET ASSETS - 100%		$ 26,668,539
SHORT STOCK POSITIONS - (33.5)%
	Shares	Value
COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (5.4)%
Hotels, Restaurants & Leisure - (3.1)%
Choice Hotels International, Inc.	(6,100)	$ (227,225)
International Game Technology	(14,500)	(224,460)
MGM Mirage, Inc.	(22,400)	(273,952)
Orient Express Hotels Ltd. Class A	(8,300)	(96,031)
		(821,668)
Media - (0.6)%
Discovery Communications, Inc.	(3,700)	(150,886)
Specialty Retail - (0.7)%
DSW, Inc. Class A	(4,600)	(179,860)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(21,600)	(270,432)
TOTAL CONSUMER DISCRETIONARY		(1,422,846)
CONSUMER STAPLES - (2.1)%
Beverages - (0.6)%
Brown-Forman Corp. Class B (non-vtg.)	(2,200)	(143,924)
Food & Staples Retailing - (1.0)%
Sysco Corp.	(9,400)	(272,788)
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	(137,790)
TOTAL CONSUMER STAPLES		(554,502)
SHORT STOCK POSITIONS - continued
	Shares	Value
ENERGY - (7.4)%
Energy Equipment & Services - (0.5)%
Key Energy Services, Inc.	(13,500)	$ (139,050)
Oil, Gas & Consumable Fuels - (6.9)%
Cabot Oil & Gas Corp.	(3,800)	(132,886)
Comstock Resources, Inc.	(5,400)	(132,300)
CONSOL Energy, Inc.	(3,600)	(151,056)
EOG Resources, Inc.	(1,500)	(133,425)
EQT Corp.	(3,800)	(153,786)
General Maritime Corp.	(44,900)	(171,518)
Nordic American Tanker Shipping Ltd.	(10,000)	(258,700)
Petrohawk Energy Corp.	(7,400)	(131,942)
Plains Exploration & Production Co.	(5,000)	(143,300)
Range Resources Corp.	(5,400)	(226,746)
Rosetta Resources, Inc.	(5,800)	(207,756)
		(1,843,415)
TOTAL ENERGY		(1,982,465)
FINANCIALS - (4.3)%
Capital Markets - (1.8)%
Greenhill & Co., Inc.	(3,000)	(224,820)
Janus Capital Group, Inc.	(11,800)	(123,192)
Northern Trust Corp.	(2,700)	(135,810)
		(483,822)
Commercial Banks - (0.6)%
First Horizon National Corp.	(17,086)	(163,513)
Real Estate Investment Trusts - (1.4)%
Corporate Office Properties Trust (SBI)	(3,500)	(118,685)
Mack-Cali Realty Corp.	(8,500)	(269,875)
		(388,560)
Thrifts & Mortgage Finance - (0.5)%
Astoria Financial Corp.	(10,800)	(130,032)
TOTAL FINANCIALS		(1,165,927)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (3.3)%
Biotechnology - (1.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	$ (244,435)
Sangamo Biosciences, Inc.	(50,700)	(236,262)
		(480,697)
Health Care Equipment & Supplies - (0.6)%
Abaxis, Inc.	(5,900)	(159,300)
Health Care Providers & Services - (0.6)%
VCA Antech, Inc.	(6,800)	(148,546)
Health Care Technology - (0.3)%
Cerner Corp.	(800)	(70,288)
TOTAL HEALTH CARE		(858,831)
INDUSTRIALS - (3.7)%
Aerospace & Defense - (0.5)%
Rockwell Collins, Inc.	(2,400)	(134,544)
Air Freight & Logistics - (0.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(140,049)
Airlines - (0.7)%
AMR Corp.	(20,100)	(172,056)
Building Products - (1.0)%
Simpson Manufacturing Co. Ltd.	(5,100)	(131,937)
USG Corp.	(10,800)	(137,052)
		(268,989)
Commercial Services & Supplies - (0.5)%
Rollins, Inc.	(4,900)	(132,398)
Road & Rail - (0.5)%
Knight Transportation, Inc.	(7,500)	(144,600)
TOTAL INDUSTRIALS		(992,636)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.8)%
IT Services - (0.6)%
Integral Systems, Inc.	(18,400)	$ (167,808)
Semiconductors & Semiconductor Equipment - (3.6)%
Cree, Inc.	(3,500)	(228,130)
First Solar, Inc.	(1,000)	(122,850)
FormFactor, Inc.	(13,100)	(121,568)
Monolithic Power Systems, Inc.	(8,100)	(130,653)
Netlogic Microsystems, Inc.	(4,300)	(134,160)
Silicon Laboratories, Inc.	(5,300)	(225,144)
		(962,505)
Software - (0.6)%
PROS Holdings, Inc.	(15,700)	(149,935)
TOTAL INFORMATION TECHNOLOGY		(1,280,248)
MATERIALS - (1.1)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(161,784)
Construction Materials - (0.5)%
Vulcan Materials Co.	(3,600)	(144,432)
TOTAL MATERIALS		(306,216)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(136,063)
UTILITIES - (0.9)%
Independent Power Producers & Energy Traders - (0.9)%
Ormat Technologies, Inc.	(8,900)	(238,520)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $8,423,221)		$ (8,938,254)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $26,608,193, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	3.6%
Bermuda	2.7%
Belgium	2.7%
Korea (South)	2.1%
Switzerland	2.0%
Cayman Islands	1.5%
Ireland	1.2%
Netherlands	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,166,774)	$ 34,530,737
Fidelity Central Funds (cost $405,324)	405,324
Total Investments (cost $31,572,098)		$ 34,936,061
Receivable for investments sold		2,291,497
Receivable for fund shares sold		7,555
Dividends receivable		64,532
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		98
Total assets		37,299,915

Liabilities
Payable to custodian bank	$ 269,816
Payable for investments purchased	1,328,946
Securities sold short at value (proceeds $8,423,221)	8,938,254
Dividend expense payable on securities sold short	7,102
Payable for fund shares redeemed	902
Accrued management fee	12,366
Distribution and service plan fees payable	1,546
Other affiliated payables	7,504
Other payables and accrued expenses	64,940
Total liabilities		10,631,376

Net Assets		$ 26,668,539
Net Assets consist of:
Paid in capital		$ 95,751,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,932,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,848,821
Net Assets		$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,440,022 ÷ 211,235 shares)	$ 6.82

Maximum offering price per share (100/94.25 of $6.82)	$ 7.24
Class T: Net Asset Value and redemption price per share ($824,737 ÷ 121,373 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($410,469 ÷ 60,851 shares)A	$ 6.75

Class C: Net Asset Value and offering price per share ($640,552 ÷ 94,988 shares)A	$ 6.74

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($17,690,490 ÷ 2,593,012 shares)	$ 6.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,662,269 ÷ 831,946 shares)	$ 6.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended November 30, 2010

Investment Income
Dividends		$ 465,699
Interest		468
Income from Fidelity Central Funds		1,538
Total income		467,705

Expenses
Management fee Basic fee	$ 242,130
Performance adjustment	(130,863)
Transfer agent fees	82,590
Distribution and service plan fees	21,187
Accounting fees and expenses	13,869
Custodian fees and expenses	32,225
Independent trustees' compensation	160
Registration fees	70,362
Audit	63,292
Legal	144
Interest	52,785
Dividend expenses for securities sold short	127,740
Miscellaneous	418
Total expenses before reductions	576,039
Expense reductions	(21,691)	554,348
Net investment income (loss)		(86,643)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,520,265
Foreign currency transactions	(2,025)
Futures contracts	39,134
Securities Sold Short	(1,363,604)
Total net realized gain (loss)		1,193,770
Change in net unrealized appreciation (depreciation) on: Investment securities	544,484
Assets and liabilities in foreign currencies	(109)
Total change in net unrealized appreciation (depreciation)		544,375
Net gain (loss)		1,738,145
Net increase (decrease) in net assets resulting from operations		$ 1,651,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (86,643)	$ 443,741
Net realized gain (loss)	1,193,770	(41,131,076)
Change in net unrealized appreciation (depreciation)	544,375	31,754,243
Net increase (decrease) in net assets resulting from operations	1,651,502	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(4,960,407)	(76,666,868)
Total increase (decrease) in net assets	(3,584,819)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including undistributed net investment income of $0 and $218,883, respectively)	$ 26,668,539	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Cash Flows

Year ended November 30, 2010
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,651,502
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,872,591)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	16,476
Change in prepaid expenses	71
Change in payable for investments purchased	929,513
Change in dividend expense payable on securities sold short	(435)
Change in other payables and accrued expenses	(4,502)
Purchases of long term investments	(92,635,685)
Proceeds from sale of long term investments	99,384,275
Purchase of and proceeds from short term investments - net	(406,700)
Net cash from return of capital distributions	(8,065)
Purchases of covers for securities sold short	(30,859,749)
Proceeds from securities sold short	30,628,041
Net realized gain on investments, foreign currency transactions and securities sold short	(1,154,636)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(544,375)
Net cash provided by operating activities	5,123,140

Cash flows from financing activities:
Proceeds from sales of shares	8,253,791
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(13,518,281)
Change in accrued broker fees on securities borrowed	5,133
Change in payable to custodian bank	151,414
Net cash used in financing activities	(5,123,140)

Net increase in cash and cash equivalents	-
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $47,652)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	- K
Net realized and unrealized gain (loss)	.40	.10 H	(3.62)
Total from investment operations	.37	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51%	1.53%	1.55% A
Net investment income (loss)	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	.41	.10 H	(3.62)
Total from investment operations	.36	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76%	1.77%	1.80% A
Net investment income (loss)	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.10 H	(3.61)
Total from investment operations	.32	.08	(3.65)
Net asset value, end of period	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410	$ 593	$ 912
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.09 H	(3.61)
Total from investment operations	.32	.07	(3.65)
Net asset value, end of period	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.28%	2.30% A
Net investment income (loss)	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.02
Net realized and unrealized gain (loss)	.40	.10 G	(3.62)
Total from investment operations	.38	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.26%	1.28%	1.30% A
Net investment income (loss)	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	.41	.09 G	(3.62)
Total from investment operations	.40	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.19%	1.12%	1.30% A
Net investment income (loss)	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,595,354
Gross unrealized depreciation	(1,516,293)
Net unrealized appreciation (depreciation)	$ 3,079,061

Tax Cost	$ 31,857,000

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (71,647,237)
Net unrealized appreciation (depreciation)	$ 2,563,919

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 275,914	$ 611,342

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts - continued

Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $39,134 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $92,635,685 and $99,384,275, respectively. Securities sold short and purchases to cover securities sold short aggregated $30,628,041 and $30,859,749.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,186	$ 39
Class T	.25%	.25%	4,212	58
Class B	.75%	.25%	5,760	4,659
Class C	.75%	.25%	7,029	927
			$ 21,187	$ 5,683

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,713
Class T	292
Class B*	6,362
Class C*	14
$ 8,381

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,203.31
Class T	2,642.31
Class B	1,796.31
Class C	2,187.31
130/30 Large Cap	60,118.31
Institutional Class	10,644.21
	$ 82,590

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,022 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $114 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 989
Class T	1.80%	417
Class B	2.30%	443
Class C	2.30%	398
130/30 Large Cap	1.30%	8,979
		$ 11,226

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,465 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	73,007	188,721	$ 478,989	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(156,228)	(1,098,512)	(1,038,236)	(6,390,716)
Net increase (decrease)	(81,906)	(904,666)	$ (550,661)	$ (5,241,394)
Class T
Shares sold	31,619	40,360	$ 205,640	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(61,198)	(157,598)	(406,815)	(934,157)
Net increase (decrease)	(29,021)	(116,794)	$ (197,530)	$ (693,421)
Class B
Shares sold	44,335	17,449	$ 291,738	$ 99,864
Shares redeemed	(75,782)	(68,793)	(487,005)	(408,050)
Net increase (decrease)	(31,447)	(51,344)	$ (195,267)	$ (308,186)
Class C
Shares sold	11,935	43,430	$ 78,964	$ 257,056
Shares redeemed	(51,940)	(211,507)	(339,618)	(1,238,444)
Net increase (decrease)	(40,005)	(168,077)	$ (260,654)	$ (981,388)
130/30 Large Cap
Shares sold	805,670	2,815,615	$ 5,346,058	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(1,605,583)	(15,379,765)	(10,674,647)	(87,854,097)
Net increase (decrease)	(770,618)	(12,477,807)	$ (5,137,586)	$ (70,476,163)
Institutional Class
Shares sold	276,902	394,716	$ 1,836,453	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(80,072)	(232,773)	(512,645)	(1,377,179)
Net increase (decrease)	205,673	164,405	$ 1,381,291	$ 1,033,684

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

130/30 Large Cap designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

130/30 Large Cap designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of Institutional Class (Class I) and Class C of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the period shown in the performance chart above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B and the retail class ranked below its competitive median for 2009, the total expenses of each of Class A and Institutional Class ranked equal to its competitive median for 2009, and the total expenses of each of Class T and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FLC-UANN-0111
1.859192.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor® 130/30 Large Cap
Fund - Class A, Class T, Class B
and Class C

Annual Report

November 30, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Life of fundA
Class A (incl. 5.75% sales charge)	-0.33%	-14.97%
Class T (incl. 3.50% sales charge)	1.84%	-14.43%
Class B (incl. contingent deferred sales charge)B	-0.02%	-14.68%
Class C (incl. contingent deferred sales charge)C	3.98%	-13.75%

A From March 31, 2008.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® 130/30 Large Cap Fund - Class A on March 31, 2008, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor® 130/30 Large Cap Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.75%, 5.54%, 4.98% and 4.98%, respectively (excluding sales charges), trailing the S&P 500. Relative performance was held back by our quantitative stock picking models, which do not factor in sudden changes in market tempo. Stock picks in the technology, utilities, materials and consumer discretionary sectors detracted. Positioning in financials also hurt, including underweighting banks during the first half of the period and a net short position in real estate. Among individual stocks, Hewlett-Packard hurt when its stock dropped after its CEO's forced resignation. Not owning index component Apple detracted, as its stock surged 55% in the period. Results were crimped by an out-of-index stake in asset manager BlackRock, which I sold, and untimely ownership of King Pharmaceuticals, which I cut from the fund prior to news of its acquisition deal with Pfizer. Conversely, stock picking in energy was a plus, particularly an out-of-benchmark stake in oil-field services firm Complete Production Services, along with consumer staples, especially household/personal products. Shorting semiconductor equipment firm FormFactor also helped. Other contributors were timely ownership of Bank of America and a stake in apparel firm Phillips-Van Heusen. FormFactor and Phillips-Van Heusen were not in the index.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor® 130/30 Large Cap Fund: For the year, the fund's Institutional Class shares returned 6.22%, trailing the S&P 500. Relative performance was held back by our quantitative stock picking models, which do not factor in sudden changes in market tempo. Stock picks in the technology, utilities, materials and consumer discretionary sectors detracted. Positioning in financials also hurt, including underweighting banks during the first half of the period and a net short position in real estate. Among individual stocks, Hewlett-Packard hurt when its stock dropped after its CEO's forced resignation. Not owning index component Apple detracted, as its stock surged 55% in the period. Results were crimped by an out-of-index stake in asset manager BlackRock, which I sold, and untimely ownership of King Pharmaceuticals, which I cut from the fund prior to news of its acquisition deal with Pfizer. Conversely, stock picking in energy was a plus, particularly an out-of-benchmark stake in oil-field services firm Complete Production Services, along with consumer staples, especially household/personal products. Shorting semiconductor equipment firm FormFactor also helped. Other contributors were timely ownership of Bank of America and a stake in apparel firm Phillips-Van Heusen. FormFactor and Phillips-Van Heusen were not in the index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	2.23%
Actual		$ 1,000.00	$ 1,064.00	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,013.89	$ 11.26
Class T	2.48%
Actual		$ 1,000.00	$ 1,062.50	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,012.63	$ 12.51
Class B	2.97%
Actual		$ 1,000.00	$ 1,059.70	$ 15.34
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
Class C	2.97%
Actual		$ 1,000.00	$ 1,058.10	$ 15.32
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
130/30 Large Cap	1.98%
Actual		$ 1,000.00	$ 1,064.00	$ 10.24
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,065.70	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.5
Hewlett-Packard Co.	4.0	4.2
JPMorgan Chase & Co.	3.5	2.0
Marathon Oil Corp.	3.0	3.4
Goldman Sachs Group, Inc.	3.0	0.9
Citigroup, Inc.	2.9	0.0
Anheuser-Busch InBev SA NV	2.7	3.0
Cummins, Inc.	2.5	0.5
Macy's, Inc.	2.3	1.0
Phillips-Van Heusen Corp.	2.3	1.6
	30.9
Top Ten Short Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	(1.0)	(0.0)
Sysco Corp.	(1.0)	(0.0)
K-Swiss, Inc. Class A	(1.0)	(0.8)
Mack-Cali Realty Corp.	(1.0)	(0.5)
Nordic American Tanker Shipping Ltd.	(1.0)	(0.0)
ONYX Pharmaceuticals, Inc.	(0.9)	(0.7)
Ormat Technologies, Inc.	(0.9)	(0.4)
Sangamo Biosciences, Inc.	(0.9)	(0.0)
Cree, Inc.	(0.9)	(0.0)
Choice Hotels International, Inc.	(0.9)	(0.5)
	(9.5)
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Equity Exposure (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Long equity positions* 129.5%	Long equity positions* 124.8%
Short equity positions (33.5)%	Short equity positions (27.0)%
Net equity positions 96.0%	Net equity positions 97.8%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 129.5%
	Shares	Value
COMMON STOCKS - 129.5%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 2.2%
Autoliv, Inc.	2,600	$ 190,892
TRW Automotive Holdings Corp. (a)	8,500	403,665
		594,557
Automobiles - 1.5%
Ford Motor Co. (a)	25,500	406,470
Household Durables - 0.4%
iRobot Corp. (a)	4,600	93,380
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.)	7,800	147,966
Discovery Communications, Inc. Class C (a)	4,300	152,693
Interpublic Group of Companies, Inc. (a)	7,400	78,810
Valassis Communications, Inc. (a)	4,100	133,455
Virgin Media, Inc.	2,600	66,248
		579,172
Multiline Retail - 3.1%
Macy's, Inc.	24,300	624,024
Retail Ventures, Inc. (a)	12,800	209,920
		833,944
Specialty Retail - 1.0%
Signet Jewelers Ltd. (a)	2,600	103,558
TJX Companies, Inc.	3,500	159,635
		263,193
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. (a)	2,200	169,180
Iconix Brand Group, Inc. (a)	9,500	177,460
Phillips-Van Heusen Corp.	9,100	617,344
Polo Ralph Lauren Corp. Class A	1,300	142,012
Steven Madden Ltd. (a)	3,200	144,800
VF Corp.	2,000	165,760
Warnaco Group, Inc. (a)	3,100	166,935
		1,583,491
TOTAL CONSUMER DISCRETIONARY		4,354,207
CONSUMER STAPLES - 13.2%
Beverages - 7.2%
Anheuser-Busch InBev SA NV	13,128	714,325
Coca-Cola Enterprises, Inc.	11,000	265,650
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,000	$ 391,590
Dr Pepper Snapple Group, Inc.	14,900	545,787
		1,917,352
Food & Staples Retailing - 0.1%
Drogasil SA	1,300	31,822
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	8,200	91,676
Fresh Del Monte Produce, Inc.	5,800	127,368
The J.M. Smucker Co.	2,100	132,825
		351,869
Personal Products - 3.5%
Elizabeth Arden, Inc. (a)	9,100	193,921
Inter Parfums, Inc.	4,700	85,822
Nature's Sunshine Products, Inc. (a)	7,700	66,605
Nu Skin Enterprises, Inc. Class A	5,100	161,211
Nutraceutical International Corp. (a)	4,700	69,889
Prestige Brands Holdings, Inc. (a)	6,000	70,620
USANA Health Sciences, Inc. (a)	6,900	290,628
		938,696
Tobacco - 1.1%
Philip Morris International, Inc.	5,100	290,139
TOTAL CONSUMER STAPLES		3,529,878
ENERGY - 16.2%
Energy Equipment & Services - 4.8%
Complete Production Services, Inc. (a)	11,700	332,865
National Oilwell Varco, Inc.	5,100	312,579
Newpark Resources, Inc. (a)	12,200	69,784
Oceaneering International, Inc. (a)	2,000	138,200
Oil States International, Inc. (a)	1,900	112,727
RPC, Inc.	5,200	152,360
Superior Energy Services, Inc. (a)	4,900	163,611
		1,282,126
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	15,500	1,255,035
Cloud Peak Energy, Inc.	7,600	159,372
Exxon Mobil Corp.	6,455	449,010
International Coal Group, Inc. (a)	26,000	197,860
LONG STOCK POSITIONS (c) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	24,100	$ 806,627
Sunoco, Inc.	4,000	160,560
		3,028,464
TOTAL ENERGY		4,310,590
FINANCIALS - 20.6%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.	5,100	796,314
Commercial Banks - 1.8%
Barclays PLC Sponsored ADR	13,700	221,118
HSBC Holdings PLC sponsored ADR	5,100	257,856
		478,974
Consumer Finance - 0.6%
Discover Financial Services	8,100	148,068
Diversified Financial Services - 7.0%
Citigroup, Inc. (a)	186,500	783,300
JPMorgan Chase & Co.	24,900	930,762
KKR Financial Holdings LLC	18,100	159,280
		1,873,342
Insurance - 7.2%
ACE Ltd.	7,000	409,640
Assurant, Inc.	1,347	47,509
Axis Capital Holdings Ltd.	4,000	141,360
Endurance Specialty Holdings Ltd.	4,300	189,673
Lincoln National Corp.	9,800	234,024
Platinum Underwriters Holdings Ltd.	3,700	159,951
Torchmark Corp.	5,000	287,350
Unum Group	12,000	257,880
XL Capital Ltd. Class A	9,400	184,804
		1,912,191
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	2,000	130,800
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,500	143,925
TOTAL FINANCIALS		5,483,614
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - 12.4%
Biotechnology - 4.3%
Amgen, Inc. (a)	5,900	$ 310,871
Biogen Idec, Inc. (a)	4,700	300,659
Cephalon, Inc. (a)	6,500	412,685
SIGA Technologies, Inc. (a)	10,300	129,780
		1,153,995
Health Care Equipment & Supplies - 2.1%
Cooper Companies, Inc.	3,800	203,300
Covidien PLC	3,100	130,417
Hill-Rom Holdings, Inc.	3,800	150,404
Kinetic Concepts, Inc. (a)	1,700	67,507
		551,628
Health Care Providers & Services - 3.1%
CIGNA Corp.	7,400	272,394
Humana, Inc. (a)	9,600	537,984
		810,378
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	100	6,012
Pharmaceuticals - 2.9%
Johnson & Johnson	4,700	289,285
Perrigo Co.	2,200	132,528
Pfizer, Inc.	3,900	63,531
Valeant Pharmaceuticals International, Inc.	5,800	150,339
Watson Pharmaceuticals, Inc. (a)	2,900	141,346
		777,029
TOTAL HEALTH CARE		3,299,042
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	12,500	162,375
Esterline Technologies Corp. (a)	2,400	141,312
		303,687
Airlines - 0.8%
Delta Air Lines, Inc. (a)	5,900	80,712
United Continental Holdings, Inc. (a)	4,800	132,864
		213,576
Commercial Services & Supplies - 0.5%
Schawk, Inc. Class A	8,000	143,520
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
EMCOR Group, Inc. (a)	5,800	$ 155,440
KBR, Inc.	8,200	222,056
MasTec, Inc. (a)	9,100	130,403
URS Corp. (a)	3,500	138,390
		646,289
Industrial Conglomerates - 1.0%
Siemens AG sponsored ADR	2,300	252,540
Machinery - 5.6%
ArvinMeritor, Inc. (a)	8,500	151,725
Cummins, Inc.	6,900	670,128
Navistar International Corp. (a)	2,600	133,068
NN, Inc. (a)	15,400	154,000
Timken Co.	8,900	387,684
		1,496,605
TOTAL INDUSTRIALS		3,056,217
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.1%
HTC Corp.	6,000	166,339
RADWARE Ltd. (a)	4,100	127,223
		293,562
Computers & Peripherals - 6.0%
Hewlett-Packard Co.	25,400	1,065,022
SanDisk Corp. (a)	11,900	530,740
		1,595,762
Electronic Equipment & Components - 4.7%
Anixter International, Inc.	2,400	134,088
Avnet, Inc. (a)	4,400	134,860
Fabrinet (a)	9,200	158,608
Flextronics International Ltd. (a)	19,200	139,200
Jabil Circuit, Inc.	21,000	317,310
Tyco Electronics Ltd.	4,200	127,764
Vishay Intertechnology, Inc. (a)	17,400	248,124
		1,259,954
Internet Software & Services - 0.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	147,266
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.4%
International Business Machines Corp.	3,900	$ 551,694
VeriFone Systems, Inc. (a)	2,500	86,875
		638,569
Office Electronics - 1.1%
Xerox Corp.	24,800	284,208
Semiconductors & Semiconductor Equipment - 7.1%
Alpha & Omega Semiconductor Ltd. (a)	11,500	135,240
Entegris, Inc. (a)	28,400	184,600
GT Solar International, Inc. (a)	18,800	125,772
JA Solar Holdings Co. Ltd. ADR (a)	16,900	117,117
Micron Technology, Inc. (a)	44,900	325,974
MKS Instruments, Inc. (a)	6,500	132,405
Novellus Systems, Inc. (a)	4,900	147,735
Samsung Electronics Co. Ltd.	790	563,506
TriQuint Semiconductor, Inc. (a)	14,600	173,886
		1,906,235
Software - 2.5%
BMC Software, Inc. (a)	3,000	133,200
Microsoft Corp.	21,000	529,410
		662,610
TOTAL INFORMATION TECHNOLOGY		6,788,166
MATERIALS - 5.9%
Chemicals - 3.4%
Ashland, Inc.	5,200	264,576
Kraton Performance Polymers, Inc.	8,000	227,840
LyondellBasell Industries NV Class A (a)	4,500	131,445
Solutia, Inc. (a)	6,500	138,970
Westlake Chemical Corp.	3,700	139,712
		902,543
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	140,634
Metals & Mining - 2.0%
Newmont Mining Corp.	9,000	529,470
TOTAL MATERIALS		1,572,647
LONG STOCK POSITIONS (c) - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	42,300	$ 296,100
Wireless Telecommunication Services - 2.5%
MetroPCS Communications, Inc. (a)	13,800	167,670
Vodafone Group PLC sponsored ADR	19,400	486,164
		653,834
TOTAL TELECOMMUNICATION SERVICES		949,934
UTILITIES - 4.4%
Multi-Utilities - 4.4%
Alliant Energy Corp.	11,100	403,041
CMS Energy Corp.	22,200	398,934
Integrys Energy Group, Inc.	5,100	248,370
PG&E Corp.	2,900	136,097
		1,186,442
TOTAL COMMON STOCKS (Cost $31,166,774)		34,530,737
TOTAL LONG STOCK POSITIONS - 129.5% (Cost $31,166,774)		34,530,737
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.24% (b) (Cost $405,324)	405,324	405,324
TOTAL INVESTMENT PORTFOLIO - 131.0% (Cost $31,572,098)		34,936,061
TOTAL SECURITIES SOLD SHORT - (33.5)% (Proceeds $8,423,221)		(8,938,254)
NET OTHER ASSETS (LIABILITIES) - 2.5%		670,732
NET ASSETS - 100%		$ 26,668,539
SHORT STOCK POSITIONS - (33.5)%
	Shares	Value
COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (5.4)%
Hotels, Restaurants & Leisure - (3.1)%
Choice Hotels International, Inc.	(6,100)	$ (227,225)
International Game Technology	(14,500)	(224,460)
MGM Mirage, Inc.	(22,400)	(273,952)
Orient Express Hotels Ltd. Class A	(8,300)	(96,031)
		(821,668)
Media - (0.6)%
Discovery Communications, Inc.	(3,700)	(150,886)
Specialty Retail - (0.7)%
DSW, Inc. Class A	(4,600)	(179,860)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(21,600)	(270,432)
TOTAL CONSUMER DISCRETIONARY		(1,422,846)
CONSUMER STAPLES - (2.1)%
Beverages - (0.6)%
Brown-Forman Corp. Class B (non-vtg.)	(2,200)	(143,924)
Food & Staples Retailing - (1.0)%
Sysco Corp.	(9,400)	(272,788)
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	(137,790)
TOTAL CONSUMER STAPLES		(554,502)
SHORT STOCK POSITIONS - continued
	Shares	Value
ENERGY - (7.4)%
Energy Equipment & Services - (0.5)%
Key Energy Services, Inc.	(13,500)	$ (139,050)
Oil, Gas & Consumable Fuels - (6.9)%
Cabot Oil & Gas Corp.	(3,800)	(132,886)
Comstock Resources, Inc.	(5,400)	(132,300)
CONSOL Energy, Inc.	(3,600)	(151,056)
EOG Resources, Inc.	(1,500)	(133,425)
EQT Corp.	(3,800)	(153,786)
General Maritime Corp.	(44,900)	(171,518)
Nordic American Tanker Shipping Ltd.	(10,000)	(258,700)
Petrohawk Energy Corp.	(7,400)	(131,942)
Plains Exploration & Production Co.	(5,000)	(143,300)
Range Resources Corp.	(5,400)	(226,746)
Rosetta Resources, Inc.	(5,800)	(207,756)
		(1,843,415)
TOTAL ENERGY		(1,982,465)
FINANCIALS - (4.3)%
Capital Markets - (1.8)%
Greenhill & Co., Inc.	(3,000)	(224,820)
Janus Capital Group, Inc.	(11,800)	(123,192)
Northern Trust Corp.	(2,700)	(135,810)
		(483,822)
Commercial Banks - (0.6)%
First Horizon National Corp.	(17,086)	(163,513)
Real Estate Investment Trusts - (1.4)%
Corporate Office Properties Trust (SBI)	(3,500)	(118,685)
Mack-Cali Realty Corp.	(8,500)	(269,875)
		(388,560)
Thrifts & Mortgage Finance - (0.5)%
Astoria Financial Corp.	(10,800)	(130,032)
TOTAL FINANCIALS		(1,165,927)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (3.3)%
Biotechnology - (1.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	$ (244,435)
Sangamo Biosciences, Inc.	(50,700)	(236,262)
		(480,697)
Health Care Equipment & Supplies - (0.6)%
Abaxis, Inc.	(5,900)	(159,300)
Health Care Providers & Services - (0.6)%
VCA Antech, Inc.	(6,800)	(148,546)
Health Care Technology - (0.3)%
Cerner Corp.	(800)	(70,288)
TOTAL HEALTH CARE		(858,831)
INDUSTRIALS - (3.7)%
Aerospace & Defense - (0.5)%
Rockwell Collins, Inc.	(2,400)	(134,544)
Air Freight & Logistics - (0.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(140,049)
Airlines - (0.7)%
AMR Corp.	(20,100)	(172,056)
Building Products - (1.0)%
Simpson Manufacturing Co. Ltd.	(5,100)	(131,937)
USG Corp.	(10,800)	(137,052)
		(268,989)
Commercial Services & Supplies - (0.5)%
Rollins, Inc.	(4,900)	(132,398)
Road & Rail - (0.5)%
Knight Transportation, Inc.	(7,500)	(144,600)
TOTAL INDUSTRIALS		(992,636)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.8)%
IT Services - (0.6)%
Integral Systems, Inc.	(18,400)	$ (167,808)
Semiconductors & Semiconductor Equipment - (3.6)%
Cree, Inc.	(3,500)	(228,130)
First Solar, Inc.	(1,000)	(122,850)
FormFactor, Inc.	(13,100)	(121,568)
Monolithic Power Systems, Inc.	(8,100)	(130,653)
Netlogic Microsystems, Inc.	(4,300)	(134,160)
Silicon Laboratories, Inc.	(5,300)	(225,144)
		(962,505)
Software - (0.6)%
PROS Holdings, Inc.	(15,700)	(149,935)
TOTAL INFORMATION TECHNOLOGY		(1,280,248)
MATERIALS - (1.1)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(161,784)
Construction Materials - (0.5)%
Vulcan Materials Co.	(3,600)	(144,432)
TOTAL MATERIALS		(306,216)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(136,063)
UTILITIES - (0.9)%
Independent Power Producers & Energy Traders - (0.9)%
Ormat Technologies, Inc.	(8,900)	(238,520)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $8,423,221)		$ (8,938,254)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $26,608,193, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	3.6%
Bermuda	2.7%
Belgium	2.7%
Korea (South)	2.1%
Switzerland	2.0%
Cayman Islands	1.5%
Ireland	1.2%
Netherlands	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,166,774)	$ 34,530,737
Fidelity Central Funds (cost $405,324)	405,324
Total Investments (cost $31,572,098)		$ 34,936,061
Receivable for investments sold		2,291,497
Receivable for fund shares sold		7,555
Dividends receivable		64,532
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		98
Total assets		37,299,915

Liabilities
Payable to custodian bank	$ 269,816
Payable for investments purchased	1,328,946
Securities sold short at value (proceeds $8,423,221)	8,938,254
Dividend expense payable on securities sold short	7,102
Payable for fund shares redeemed	902
Accrued management fee	12,366
Distribution and service plan fees payable	1,546
Other affiliated payables	7,504
Other payables and accrued expenses	64,940
Total liabilities		10,631,376

Net Assets		$ 26,668,539
Net Assets consist of:
Paid in capital		$ 95,751,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,932,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,848,821
Net Assets		$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,440,022 ÷ 211,235 shares)	$ 6.82

Maximum offering price per share (100/94.25 of $6.82)	$ 7.24
Class T: Net Asset Value and redemption price per share ($824,737 ÷ 121,373 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($410,469 ÷ 60,851 shares)A	$ 6.75

Class C: Net Asset Value and offering price per share ($640,552 ÷ 94,988 shares)A	$ 6.74

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($17,690,490 ÷ 2,593,012 shares)	$ 6.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,662,269 ÷ 831,946 shares)	$ 6.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended November 30, 2010

Investment Income
Dividends		$ 465,699
Interest		468
Income from Fidelity Central Funds		1,538
Total income		467,705

Expenses
Management fee Basic fee	$ 242,130
Performance adjustment	(130,863)
Transfer agent fees	82,590
Distribution and service plan fees	21,187
Accounting fees and expenses	13,869
Custodian fees and expenses	32,225
Independent trustees' compensation	160
Registration fees	70,362
Audit	63,292
Legal	144
Interest	52,785
Dividend expenses for securities sold short	127,740
Miscellaneous	418
Total expenses before reductions	576,039
Expense reductions	(21,691)	554,348
Net investment income (loss)		(86,643)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,520,265
Foreign currency transactions	(2,025)
Futures contracts	39,134
Securities Sold Short	(1,363,604)
Total net realized gain (loss)		1,193,770
Change in net unrealized appreciation (depreciation) on: Investment securities	544,484
Assets and liabilities in foreign currencies	(109)
Total change in net unrealized appreciation (depreciation)		544,375
Net gain (loss)		1,738,145
Net increase (decrease) in net assets resulting from operations		$ 1,651,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (86,643)	$ 443,741
Net realized gain (loss)	1,193,770	(41,131,076)
Change in net unrealized appreciation (depreciation)	544,375	31,754,243
Net increase (decrease) in net assets resulting from operations	1,651,502	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(4,960,407)	(76,666,868)
Total increase (decrease) in net assets	(3,584,819)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including undistributed net investment income of $0 and $218,883, respectively)	$ 26,668,539	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Cash Flows

Year ended November 30, 2010
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,651,502
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,872,591)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	16,476
Change in prepaid expenses	71
Change in payable for investments purchased	929,513
Change in dividend expense payable on securities sold short	(435)
Change in other payables and accrued expenses	(4,502)
Purchases of long term investments	(92,635,685)
Proceeds from sale of long term investments	99,384,275
Purchase of and proceeds from short term investments - net	(406,700)
Net cash from return of capital distributions	(8,065)
Purchases of covers for securities sold short	(30,859,749)
Proceeds from securities sold short	30,628,041
Net realized gain on investments, foreign currency transactions and securities sold short	(1,154,636)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(544,375)
Net cash provided by operating activities	5,123,140

Cash flows from financing activities:
Proceeds from sales of shares	8,253,791
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(13,518,281)
Change in accrued broker fees on securities borrowed	5,133
Change in payable to custodian bank	151,414
Net cash used in financing activities	(5,123,140)

Net increase in cash and cash equivalents	-
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $47,652)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	- K
Net realized and unrealized gain (loss)	.40	.10 H	(3.62)
Total from investment operations	.37	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51%	1.53%	1.55% A
Net investment income (loss)	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	.41	.10 H	(3.62)
Total from investment operations	.36	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76%	1.77%	1.80% A
Net investment income (loss)	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.10 H	(3.61)
Total from investment operations	.32	.08	(3.65)
Net asset value, end of period	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410	$ 593	$ 912
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.09 H	(3.61)
Total from investment operations	.32	.07	(3.65)
Net asset value, end of period	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.28%	2.30% A
Net investment income (loss)	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.02
Net realized and unrealized gain (loss)	.40	.10 G	(3.62)
Total from investment operations	.38	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.26%	1.28%	1.30% A
Net investment income (loss)	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	.41	.09 G	(3.62)
Total from investment operations	.40	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.19%	1.12%	1.30% A
Net investment income (loss)	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,595,354
Gross unrealized depreciation	(1,516,293)
Net unrealized appreciation (depreciation)	$ 3,079,061

Tax Cost	$ 31,857,000

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (71,647,237)
Net unrealized appreciation (depreciation)	$ 2,563,919

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 275,914	$ 611,342

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $39,134 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $92,635,685 and $99,384,275, respectively. Securities sold short and purchases to cover securities sold short aggregated $30,628,041 and $30,859,749.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,186	$ 39
Class T	.25%	.25%	4,212	58
Class B	.75%	.25%	5,760	4,659
Class C	.75%	.25%	7,029	927
			$ 21,187	$ 5,683

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,713
Class T	292
Class B*	6,362
Class C*	14
$ 8,381

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,203.31
Class T	2,642.31
Class B	1,796.31
Class C	2,187.31
130/30 Large Cap	60,118.31
Institutional Class	10,644.21
	$ 82,590

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,022 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $114 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 989
Class T	1.80%	417
Class B	2.30%	443
Class C	2.30%	398
130/30 Large Cap	1.30%	8,979
		$ 11,226

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,465 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	73,007	188,721	$ 478,989	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(156,228)	(1,098,512)	(1,038,236)	(6,390,716)
Net increase (decrease)	(81,906)	(904,666)	$ (550,661)	$ (5,241,394)
Class T
Shares sold	31,619	40,360	$ 205,640	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(61,198)	(157,598)	(406,815)	(934,157)
Net increase (decrease)	(29,021)	(116,794)	$ (197,530)	$ (693,421)
Class B
Shares sold	44,335	17,449	$ 291,738	$ 99,864
Shares redeemed	(75,782)	(68,793)	(487,005)	(408,050)
Net increase (decrease)	(31,447)	(51,344)	$ (195,267)	$ (308,186)
Class C
Shares sold	11,935	43,430	$ 78,964	$ 257,056
Shares redeemed	(51,940)	(211,507)	(339,618)	(1,238,444)
Net increase (decrease)	(40,005)	(168,077)	$ (260,654)	$ (981,388)
130/30 Large Cap
Shares sold	805,670	2,815,615	$ 5,346,058	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(1,605,583)	(15,379,765)	(10,674,647)	(87,854,097)
Net increase (decrease)	(770,618)	(12,477,807)	$ (5,137,586)	$ (70,476,163)
Institutional Class
Shares sold	276,902	394,716	$ 1,836,453	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(80,072)	(232,773)	(512,645)	(1,377,179)
Net increase (decrease)	205,673	164,405	$ 1,381,291	$ 1,033,684

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class A and Class T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A and Class T designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of Institutional Class (Class I) and Class C of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the period shown in the performance chart above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B and the retail class ranked below its competitive median for 2009, the total expenses of each of Class A and Institutional Class ranked equal to its competitive median for 2009, and the total expenses of each of Class T and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-UANN-0111
1.859216.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor® 130/30 Large Cap
Fund - Institutional Class

Annual Report

November 30, 2010

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Life of fundA
Institutional Class	6.22%	-12.78%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® 130/30 Large Cap Fund - Institutional Class on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor® 130/30 Large Cap Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.75%, 5.54%, 4.98% and 4.98%, respectively (excluding sales charges), trailing the S&P 500. Relative performance was held back by our quantitative stock picking models, which do not factor in sudden changes in market tempo. Stock picks in the technology, utilities, materials and consumer discretionary sectors detracted. Positioning in financials also hurt, including underweighting banks during the first half of the period and a net short position in real estate. Among individual stocks, Hewlett-Packard hurt when its stock dropped after its CEO's forced resignation. Not owning index component Apple detracted, as its stock surged 55% in the period. Results were crimped by an out-of-index stake in asset manager BlackRock, which I sold, and untimely ownership of King Pharmaceuticals, which I cut from the fund prior to news of its acquisition deal with Pfizer. Conversely, stock picking in energy was a plus, particularly an out-of-benchmark stake in oil-field services firm Complete Production Services, along with consumer staples, especially household/personal products. Shorting semiconductor equipment firm FormFactor also helped. Other contributors were timely ownership of Bank of America and a stake in apparel firm Phillips-Van Heusen. FormFactor and Phillips-Van Heusen were not in the index.

Comments from Keith Quinton, Portfolio Manager of Fidelity Advisor® 130/30 Large Cap Fund: For the year, the fund's Institutional Class shares returned 6.22%, trailing the S&P 500. Relative performance was held back by our quantitative stock picking models, which do not factor in sudden changes in market tempo. Stock picks in the technology, utilities, materials and consumer discretionary sectors detracted. Positioning in financials also hurt, including underweighting banks during the first half of the period and a net short position in real estate. Among individual stocks, Hewlett-Packard hurt when its stock dropped after its CEO's forced resignation. Not owning index component Apple detracted, as its stock surged 55% in the period. Results were crimped by an out-of-index stake in asset manager BlackRock, which I sold, and untimely ownership of King Pharmaceuticals, which I cut from the fund prior to news of its acquisition deal with Pfizer. Conversely, stock picking in energy was a plus, particularly an out-of-benchmark stake in oil-field services firm Complete Production Services, along with consumer staples, especially household/personal products. Shorting semiconductor equipment firm FormFactor also helped. Other contributors were timely ownership of Bank of America and a stake in apparel firm Phillips-Van Heusen. FormFactor and Phillips-Van Heusen were not in the index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Class A	2.23%
Actual		$ 1,000.00	$ 1,064.00	$ 11.54
HypotheticalA		$ 1,000.00	$ 1,013.89	$ 11.26
Class T	2.48%
Actual		$ 1,000.00	$ 1,062.50	$ 12.82
HypotheticalA		$ 1,000.00	$ 1,012.63	$ 12.51
Class B	2.97%
Actual		$ 1,000.00	$ 1,059.70	$ 15.34
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
Class C	2.97%
Actual		$ 1,000.00	$ 1,058.10	$ 15.32
HypotheticalA		$ 1,000.00	$ 1,010.18	$ 14.97
130/30 Large Cap	1.98%
Actual		$ 1,000.00	$ 1,064.00	$ 10.24
HypotheticalA		$ 1,000.00	$ 1,015.14	$ 10.00
Institutional Class	1.84%
Actual		$ 1,000.00	$ 1,065.70	$ 9.53
HypotheticalA		$ 1,000.00	$ 1,015.84	$ 9.30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.7	4.5
Hewlett-Packard Co.	4.0	4.2
JPMorgan Chase & Co.	3.5	2.0
Marathon Oil Corp.	3.0	3.4
Goldman Sachs Group, Inc.	3.0	0.9
Citigroup, Inc.	2.9	0.0
Anheuser-Busch InBev SA NV	2.7	3.0
Cummins, Inc.	2.5	0.5
Macy's, Inc.	2.3	1.0
Phillips-Van Heusen Corp.	2.3	1.6
	30.9
Top Ten Short Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	(1.0)	(0.0)
Sysco Corp.	(1.0)	(0.0)
K-Swiss, Inc. Class A	(1.0)	(0.8)
Mack-Cali Realty Corp.	(1.0)	(0.5)
Nordic American Tanker Shipping Ltd.	(1.0)	(0.0)
ONYX Pharmaceuticals, Inc.	(0.9)	(0.7)
Ormat Technologies, Inc.	(0.9)	(0.4)
Sangamo Biosciences, Inc.	(0.9)	(0.0)
Cree, Inc.	(0.9)	(0.0)
Choice Hotels International, Inc.	(0.9)	(0.5)
	(9.5)
Market Sectors as of November 30, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	25.4	(4.8)	20.6
Financials	20.6	(4.3)	16.3
Consumer Staples	13.2	(2.1)	11.1
Consumer Discretionary	16.3	(5.4)	10.9
Health Care	12.4	(3.3)	9.1
Energy	16.2	(7.4)	8.8
Industrials	11.5	(3.7)	7.8
Materials	5.9	(1.1)	4.8
Utilities	4.4	(0.9)	3.5
Telecommunication Services	3.6	(0.5)	3.1
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Equity Exposure (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Long equity positions* 129.5%	Long equity positions* 124.8%
Short equity positions (33.5)%	Short equity positions (27.0)%
Net equity positions 96.0%	Net equity positions 97.8%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 129.5%
	Shares	Value
COMMON STOCKS - 129.5%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 2.2%
Autoliv, Inc.	2,600	$ 190,892
TRW Automotive Holdings Corp. (a)	8,500	403,665
		594,557
Automobiles - 1.5%
Ford Motor Co. (a)	25,500	406,470
Household Durables - 0.4%
iRobot Corp. (a)	4,600	93,380
Media - 2.2%
Comcast Corp. Class A (special) (non-vtg.)	7,800	147,966
Discovery Communications, Inc. Class C (a)	4,300	152,693
Interpublic Group of Companies, Inc. (a)	7,400	78,810
Valassis Communications, Inc. (a)	4,100	133,455
Virgin Media, Inc.	2,600	66,248
		579,172
Multiline Retail - 3.1%
Macy's, Inc.	24,300	624,024
Retail Ventures, Inc. (a)	12,800	209,920
		833,944
Specialty Retail - 1.0%
Signet Jewelers Ltd. (a)	2,600	103,558
TJX Companies, Inc.	3,500	159,635
		263,193
Textiles, Apparel & Luxury Goods - 5.9%
Deckers Outdoor Corp. (a)	2,200	169,180
Iconix Brand Group, Inc. (a)	9,500	177,460
Phillips-Van Heusen Corp.	9,100	617,344
Polo Ralph Lauren Corp. Class A	1,300	142,012
Steven Madden Ltd. (a)	3,200	144,800
VF Corp.	2,000	165,760
Warnaco Group, Inc. (a)	3,100	166,935
		1,583,491
TOTAL CONSUMER DISCRETIONARY		4,354,207
CONSUMER STAPLES - 13.2%
Beverages - 7.2%
Anheuser-Busch InBev SA NV	13,128	714,325
Coca-Cola Enterprises, Inc.	11,000	265,650
LONG STOCK POSITIONS (c) - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,000	$ 391,590
Dr Pepper Snapple Group, Inc.	14,900	545,787
		1,917,352
Food & Staples Retailing - 0.1%
Drogasil SA	1,300	31,822
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	8,200	91,676
Fresh Del Monte Produce, Inc.	5,800	127,368
The J.M. Smucker Co.	2,100	132,825
		351,869
Personal Products - 3.5%
Elizabeth Arden, Inc. (a)	9,100	193,921
Inter Parfums, Inc.	4,700	85,822
Nature's Sunshine Products, Inc. (a)	7,700	66,605
Nu Skin Enterprises, Inc. Class A	5,100	161,211
Nutraceutical International Corp. (a)	4,700	69,889
Prestige Brands Holdings, Inc. (a)	6,000	70,620
USANA Health Sciences, Inc. (a)	6,900	290,628
		938,696
Tobacco - 1.1%
Philip Morris International, Inc.	5,100	290,139
TOTAL CONSUMER STAPLES		3,529,878
ENERGY - 16.2%
Energy Equipment & Services - 4.8%
Complete Production Services, Inc. (a)	11,700	332,865
National Oilwell Varco, Inc.	5,100	312,579
Newpark Resources, Inc. (a)	12,200	69,784
Oceaneering International, Inc. (a)	2,000	138,200
Oil States International, Inc. (a)	1,900	112,727
RPC, Inc.	5,200	152,360
Superior Energy Services, Inc. (a)	4,900	163,611
		1,282,126
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	15,500	1,255,035
Cloud Peak Energy, Inc.	7,600	159,372
Exxon Mobil Corp.	6,455	449,010
International Coal Group, Inc. (a)	26,000	197,860
LONG STOCK POSITIONS (c) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	24,100	$ 806,627
Sunoco, Inc.	4,000	160,560
		3,028,464
TOTAL ENERGY		4,310,590
FINANCIALS - 20.6%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.	5,100	796,314
Commercial Banks - 1.8%
Barclays PLC Sponsored ADR	13,700	221,118
HSBC Holdings PLC sponsored ADR	5,100	257,856
		478,974
Consumer Finance - 0.6%
Discover Financial Services	8,100	148,068
Diversified Financial Services - 7.0%
Citigroup, Inc. (a)	186,500	783,300
JPMorgan Chase & Co.	24,900	930,762
KKR Financial Holdings LLC	18,100	159,280
		1,873,342
Insurance - 7.2%
ACE Ltd.	7,000	409,640
Assurant, Inc.	1,347	47,509
Axis Capital Holdings Ltd.	4,000	141,360
Endurance Specialty Holdings Ltd.	4,300	189,673
Lincoln National Corp.	9,800	234,024
Platinum Underwriters Holdings Ltd.	3,700	159,951
Torchmark Corp.	5,000	287,350
Unum Group	12,000	257,880
XL Capital Ltd. Class A	9,400	184,804
		1,912,191
Real Estate Investment Trusts - 0.5%
SL Green Realty Corp.	2,000	130,800
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	7,500	143,925
TOTAL FINANCIALS		5,483,614
LONG STOCK POSITIONS (c) - continued
	Shares	Value
HEALTH CARE - 12.4%
Biotechnology - 4.3%
Amgen, Inc. (a)	5,900	$ 310,871
Biogen Idec, Inc. (a)	4,700	300,659
Cephalon, Inc. (a)	6,500	412,685
SIGA Technologies, Inc. (a)	10,300	129,780
		1,153,995
Health Care Equipment & Supplies - 2.1%
Cooper Companies, Inc.	3,800	203,300
Covidien PLC	3,100	130,417
Hill-Rom Holdings, Inc.	3,800	150,404
Kinetic Concepts, Inc. (a)	1,700	67,507
		551,628
Health Care Providers & Services - 3.1%
CIGNA Corp.	7,400	272,394
Humana, Inc. (a)	9,600	537,984
		810,378
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	100	6,012
Pharmaceuticals - 2.9%
Johnson & Johnson	4,700	289,285
Perrigo Co.	2,200	132,528
Pfizer, Inc.	3,900	63,531
Valeant Pharmaceuticals International, Inc.	5,800	150,339
Watson Pharmaceuticals, Inc. (a)	2,900	141,346
		777,029
TOTAL HEALTH CARE		3,299,042
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	12,500	162,375
Esterline Technologies Corp. (a)	2,400	141,312
		303,687
Airlines - 0.8%
Delta Air Lines, Inc. (a)	5,900	80,712
United Continental Holdings, Inc. (a)	4,800	132,864
		213,576
Commercial Services & Supplies - 0.5%
Schawk, Inc. Class A	8,000	143,520
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
EMCOR Group, Inc. (a)	5,800	$ 155,440
KBR, Inc.	8,200	222,056
MasTec, Inc. (a)	9,100	130,403
URS Corp. (a)	3,500	138,390
		646,289
Industrial Conglomerates - 1.0%
Siemens AG sponsored ADR	2,300	252,540
Machinery - 5.6%
ArvinMeritor, Inc. (a)	8,500	151,725
Cummins, Inc.	6,900	670,128
Navistar International Corp. (a)	2,600	133,068
NN, Inc. (a)	15,400	154,000
Timken Co.	8,900	387,684
		1,496,605
TOTAL INDUSTRIALS		3,056,217
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 1.1%
HTC Corp.	6,000	166,339
RADWARE Ltd. (a)	4,100	127,223
		293,562
Computers & Peripherals - 6.0%
Hewlett-Packard Co.	25,400	1,065,022
SanDisk Corp. (a)	11,900	530,740
		1,595,762
Electronic Equipment & Components - 4.7%
Anixter International, Inc.	2,400	134,088
Avnet, Inc. (a)	4,400	134,860
Fabrinet (a)	9,200	158,608
Flextronics International Ltd. (a)	19,200	139,200
Jabil Circuit, Inc.	21,000	317,310
Tyco Electronics Ltd.	4,200	127,764
Vishay Intertechnology, Inc. (a)	17,400	248,124
		1,259,954
Internet Software & Services - 0.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	147,266
LONG STOCK POSITIONS (c) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.4%
International Business Machines Corp.	3,900	$ 551,694
VeriFone Systems, Inc. (a)	2,500	86,875
		638,569
Office Electronics - 1.1%
Xerox Corp.	24,800	284,208
Semiconductors & Semiconductor Equipment - 7.1%
Alpha & Omega Semiconductor Ltd. (a)	11,500	135,240
Entegris, Inc. (a)	28,400	184,600
GT Solar International, Inc. (a)	18,800	125,772
JA Solar Holdings Co. Ltd. ADR (a)	16,900	117,117
Micron Technology, Inc. (a)	44,900	325,974
MKS Instruments, Inc. (a)	6,500	132,405
Novellus Systems, Inc. (a)	4,900	147,735
Samsung Electronics Co. Ltd.	790	563,506
TriQuint Semiconductor, Inc. (a)	14,600	173,886
		1,906,235
Software - 2.5%
BMC Software, Inc. (a)	3,000	133,200
Microsoft Corp.	21,000	529,410
		662,610
TOTAL INFORMATION TECHNOLOGY		6,788,166
MATERIALS - 5.9%
Chemicals - 3.4%
Ashland, Inc.	5,200	264,576
Kraton Performance Polymers, Inc.	8,000	227,840
LyondellBasell Industries NV Class A (a)	4,500	131,445
Solutia, Inc. (a)	6,500	138,970
Westlake Chemical Corp.	3,700	139,712
		902,543
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	140,634
Metals & Mining - 2.0%
Newmont Mining Corp.	9,000	529,470
TOTAL MATERIALS		1,572,647
LONG STOCK POSITIONS (c) - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	42,300	$ 296,100
Wireless Telecommunication Services - 2.5%
MetroPCS Communications, Inc. (a)	13,800	167,670
Vodafone Group PLC sponsored ADR	19,400	486,164
		653,834
TOTAL TELECOMMUNICATION SERVICES		949,934
UTILITIES - 4.4%
Multi-Utilities - 4.4%
Alliant Energy Corp.	11,100	403,041
CMS Energy Corp.	22,200	398,934
Integrys Energy Group, Inc.	5,100	248,370
PG&E Corp.	2,900	136,097
		1,186,442
TOTAL COMMON STOCKS (Cost $31,166,774)		34,530,737
TOTAL LONG STOCK POSITIONS - 129.5% (Cost $31,166,774)		34,530,737
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.24% (b) (Cost $405,324)	405,324	405,324
TOTAL INVESTMENT PORTFOLIO - 131.0% (Cost $31,572,098)		34,936,061
TOTAL SECURITIES SOLD SHORT - (33.5)% (Proceeds $8,423,221)		(8,938,254)
NET OTHER ASSETS (LIABILITIES) - 2.5%		670,732
NET ASSETS - 100%		$ 26,668,539
SHORT STOCK POSITIONS - (33.5)%
	Shares	Value
COMMON STOCKS - (33.5)%
CONSUMER DISCRETIONARY - (5.4)%
Hotels, Restaurants & Leisure - (3.1)%
Choice Hotels International, Inc.	(6,100)	$ (227,225)
International Game Technology	(14,500)	(224,460)
MGM Mirage, Inc.	(22,400)	(273,952)
Orient Express Hotels Ltd. Class A	(8,300)	(96,031)
		(821,668)
Media - (0.6)%
Discovery Communications, Inc.	(3,700)	(150,886)
Specialty Retail - (0.7)%
DSW, Inc. Class A	(4,600)	(179,860)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(21,600)	(270,432)
TOTAL CONSUMER DISCRETIONARY		(1,422,846)
CONSUMER STAPLES - (2.1)%
Beverages - (0.6)%
Brown-Forman Corp. Class B (non-vtg.)	(2,200)	(143,924)
Food & Staples Retailing - (1.0)%
Sysco Corp.	(9,400)	(272,788)
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	(137,790)
TOTAL CONSUMER STAPLES		(554,502)
SHORT STOCK POSITIONS - continued
	Shares	Value
ENERGY - (7.4)%
Energy Equipment & Services - (0.5)%
Key Energy Services, Inc.	(13,500)	$ (139,050)
Oil, Gas & Consumable Fuels - (6.9)%
Cabot Oil & Gas Corp.	(3,800)	(132,886)
Comstock Resources, Inc.	(5,400)	(132,300)
CONSOL Energy, Inc.	(3,600)	(151,056)
EOG Resources, Inc.	(1,500)	(133,425)
EQT Corp.	(3,800)	(153,786)
General Maritime Corp.	(44,900)	(171,518)
Nordic American Tanker Shipping Ltd.	(10,000)	(258,700)
Petrohawk Energy Corp.	(7,400)	(131,942)
Plains Exploration & Production Co.	(5,000)	(143,300)
Range Resources Corp.	(5,400)	(226,746)
Rosetta Resources, Inc.	(5,800)	(207,756)
		(1,843,415)
TOTAL ENERGY		(1,982,465)
FINANCIALS - (4.3)%
Capital Markets - (1.8)%
Greenhill & Co., Inc.	(3,000)	(224,820)
Janus Capital Group, Inc.	(11,800)	(123,192)
Northern Trust Corp.	(2,700)	(135,810)
		(483,822)
Commercial Banks - (0.6)%
First Horizon National Corp.	(17,086)	(163,513)
Real Estate Investment Trusts - (1.4)%
Corporate Office Properties Trust (SBI)	(3,500)	(118,685)
Mack-Cali Realty Corp.	(8,500)	(269,875)
		(388,560)
Thrifts & Mortgage Finance - (0.5)%
Astoria Financial Corp.	(10,800)	(130,032)
TOTAL FINANCIALS		(1,165,927)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (3.3)%
Biotechnology - (1.8)%
ONYX Pharmaceuticals, Inc.	(8,300)	$ (244,435)
Sangamo Biosciences, Inc.	(50,700)	(236,262)
		(480,697)
Health Care Equipment & Supplies - (0.6)%
Abaxis, Inc.	(5,900)	(159,300)
Health Care Providers & Services - (0.6)%
VCA Antech, Inc.	(6,800)	(148,546)
Health Care Technology - (0.3)%
Cerner Corp.	(800)	(70,288)
TOTAL HEALTH CARE		(858,831)
INDUSTRIALS - (3.7)%
Aerospace & Defense - (0.5)%
Rockwell Collins, Inc.	(2,400)	(134,544)
Air Freight & Logistics - (0.5)%
C.H. Robinson Worldwide, Inc.	(1,900)	(140,049)
Airlines - (0.7)%
AMR Corp.	(20,100)	(172,056)
Building Products - (1.0)%
Simpson Manufacturing Co. Ltd.	(5,100)	(131,937)
USG Corp.	(10,800)	(137,052)
		(268,989)
Commercial Services & Supplies - (0.5)%
Rollins, Inc.	(4,900)	(132,398)
Road & Rail - (0.5)%
Knight Transportation, Inc.	(7,500)	(144,600)
TOTAL INDUSTRIALS		(992,636)
SHORT STOCK POSITIONS - continued
	Shares	Value
INFORMATION TECHNOLOGY - (4.8)%
IT Services - (0.6)%
Integral Systems, Inc.	(18,400)	$ (167,808)
Semiconductors & Semiconductor Equipment - (3.6)%
Cree, Inc.	(3,500)	(228,130)
First Solar, Inc.	(1,000)	(122,850)
FormFactor, Inc.	(13,100)	(121,568)
Monolithic Power Systems, Inc.	(8,100)	(130,653)
Netlogic Microsystems, Inc.	(4,300)	(134,160)
Silicon Laboratories, Inc.	(5,300)	(225,144)
		(962,505)
Software - (0.6)%
PROS Holdings, Inc.	(15,700)	(149,935)
TOTAL INFORMATION TECHNOLOGY		(1,280,248)
MATERIALS - (1.1)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(161,784)
Construction Materials - (0.5)%
Vulcan Materials Co.	(3,600)	(144,432)
TOTAL MATERIALS		(306,216)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(136,063)
UTILITIES - (0.9)%
Independent Power Producers & Energy Traders - (0.9)%
Ormat Technologies, Inc.	(8,900)	(238,520)
TOTAL SHORT STOCK POSITIONS - (33.5)% (Proceeds $8,423,221)		$ (8,938,254)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $26,608,193, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	3.6%
Bermuda	2.7%
Belgium	2.7%
Korea (South)	2.1%
Switzerland	2.0%
Cayman Islands	1.5%
Ireland	1.2%
Netherlands	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At November 30, 2010, the fund had a capital loss carryforward of approximately $71,647,237 of which $16,850,748 and $54,796,489 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $31,166,774)	$ 34,530,737
Fidelity Central Funds (cost $405,324)	405,324
Total Investments (cost $31,572,098)		$ 34,936,061
Receivable for investments sold		2,291,497
Receivable for fund shares sold		7,555
Dividends receivable		64,532
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		98
Total assets		37,299,915

Liabilities
Payable to custodian bank	$ 269,816
Payable for investments purchased	1,328,946
Securities sold short at value (proceeds $8,423,221)	8,938,254
Dividend expense payable on securities sold short	7,102
Payable for fund shares redeemed	902
Accrued management fee	12,366
Distribution and service plan fees payable	1,546
Other affiliated payables	7,504
Other payables and accrued expenses	64,940
Total liabilities		10,631,376

Net Assets		$ 26,668,539
Net Assets consist of:
Paid in capital		$ 95,751,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,932,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,848,821
Net Assets		$ 26,668,539

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

November 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,440,022 ÷ 211,235 shares)	$ 6.82

Maximum offering price per share (100/94.25 of $6.82)	$ 7.24
Class T: Net Asset Value and redemption price per share ($824,737 ÷ 121,373 shares)	$ 6.80

Maximum offering price per share (100/96.50 of $6.80)	$ 7.05
Class B: Net Asset Value and offering price per share ($410,469 ÷ 60,851 shares)A	$ 6.75

Class C: Net Asset Value and offering price per share ($640,552 ÷ 94,988 shares)A	$ 6.74

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($17,690,490 ÷ 2,593,012 shares)	$ 6.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,662,269 ÷ 831,946 shares)	$ 6.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended November 30, 2010

Investment Income
Dividends		$ 465,699
Interest		468
Income from Fidelity Central Funds		1,538
Total income		467,705

Expenses
Management fee Basic fee	$ 242,130
Performance adjustment	(130,863)
Transfer agent fees	82,590
Distribution and service plan fees	21,187
Accounting fees and expenses	13,869
Custodian fees and expenses	32,225
Independent trustees' compensation	160
Registration fees	70,362
Audit	63,292
Legal	144
Interest	52,785
Dividend expenses for securities sold short	127,740
Miscellaneous	418
Total expenses before reductions	576,039
Expense reductions	(21,691)	554,348
Net investment income (loss)		(86,643)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,520,265
Foreign currency transactions	(2,025)
Futures contracts	39,134
Securities Sold Short	(1,363,604)
Total net realized gain (loss)		1,193,770
Change in net unrealized appreciation (depreciation) on: Investment securities	544,484
Assets and liabilities in foreign currencies	(109)
Total change in net unrealized appreciation (depreciation)		544,375
Net gain (loss)		1,738,145
Net increase (decrease) in net assets resulting from operations		$ 1,651,502

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (86,643)	$ 443,741
Net realized gain (loss)	1,193,770	(41,131,076)
Change in net unrealized appreciation (depreciation)	544,375	31,754,243
Net increase (decrease) in net assets resulting from operations	1,651,502	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(4,960,407)	(76,666,868)
Total increase (decrease) in net assets	(3,584,819)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including undistributed net investment income of $0 and $218,883, respectively)	$ 26,668,539	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Cash Flows

Year ended November 30, 2010
Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,651,502
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,872,591)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	16,476
Change in prepaid expenses	71
Change in payable for investments purchased	929,513
Change in dividend expense payable on securities sold short	(435)
Change in other payables and accrued expenses	(4,502)
Purchases of long term investments	(92,635,685)
Proceeds from sale of long term investments	99,384,275
Purchase of and proceeds from short term investments - net	(406,700)
Net cash from return of capital distributions	(8,065)
Purchases of covers for securities sold short	(30,859,749)
Proceeds from securities sold short	30,628,041
Net realized gain on investments, foreign currency transactions and securities sold short	(1,154,636)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	(544,375)
Net cash provided by operating activities	5,123,140

Cash flows from financing activities:
Proceeds from sales of shares	8,253,791
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(13,518,281)
Change in accrued broker fees on securities borrowed	5,133
Change in payable to custodian bank	151,414
Net cash used in financing activities	(5,123,140)

Net increase in cash and cash equivalents	-
Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ -
(Cash paid during the period for interest $47,652)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.03	- K
Net realized and unrealized gain (loss)	.40	.10 H	(3.62)
Total from investment operations	.37	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.82	$ 6.48	$ 6.38
Total Return B, C, D	5.75%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.25%	2.26%	2.63% A
Expenses net of fee waivers, if any	2.19%	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.61%	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51%	1.53%	1.55% A
Net investment income (loss)	(.49)%	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,440	$ 1,898	$ 7,648
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	.01	(.01)
Net realized and unrealized gain (loss)	.41	.10 H	(3.62)
Total from investment operations	.36	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.80	$ 6.47	$ 6.37
Total Return B, C, D	5.54%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.49%	2.43%	2.96% A
Expenses net of fee waivers, if any	2.44%	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.85%	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76%	1.77%	1.80% A
Net investment income (loss)	(.74)%	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 825	$ 973	$ 1,703
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.10 H	(3.61)
Total from investment operations	.32	.08	(3.65)
Net asset value, end of period	$ 6.75	$ 6.43	$ 6.35
Total Return B, C, D	4.98%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.02%	2.92%	3.45% A
Expenses net of fee waivers, if any	2.94%	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.38%	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.25%	2.30% A
Net investment income (loss)	(1.24)%	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 410	$ 593	$ 912
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended November 30,	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.02)	(.04)
Net realized and unrealized gain (loss)	.40	.09 H	(3.61)
Total from investment operations	.32	.07	(3.65)
Net asset value, end of period	$ 6.74	$ 6.42	$ 6.35
Total Return B, C, D	4.98%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.00%	2.96%	3.43% A
Expenses net of fee waivers, if any	2.94%	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.36%	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.26%	2.28%	2.30% A
Net investment income (loss)	(1.24)%	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 641	$ 867	$ 1,925
Portfolio turnover rate G	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - 130/30 Large Cap

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.04	.02
Net realized and unrealized gain (loss)	.40	.10 G	(3.62)
Total from investment operations	.38	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.82	$ 6.50	$ 6.40
Total Return B, C	5.94%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.99%	1.96%	2.32% A
Expenses net of fee waivers, if any	1.94%	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.35%	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.26%	1.28%	1.30% A
Net investment income (loss)	(.25)%	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,690	$ 21,850	$ 101,323
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended November 30,	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	.41	.09 G	(3.62)
Total from investment operations	.40	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.81	$ 6.50	$ 6.40
Total Return B, C	6.22%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.87%	1.79%	2.39% A
Expenses net of fee waivers, if any	1.87%	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.23%	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.19%	1.12%	1.30% A
Net investment income (loss)	(.17)%	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662	$ 4,073	$ 2,954
Portfolio turnover rate F	281%	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, 130/30 Large Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, certain payments in-lieu of dividends on short sales, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,595,354
Gross unrealized depreciation	(1,516,293)
Net unrealized appreciation (depreciation)	$ 3,079,061

Tax Cost	$ 31,857,000

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (71,647,237)
Net unrealized appreciation (depreciation)	$ 2,563,919

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 275,914	$ 611,342

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

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Notes to Financial Statements - continued

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

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5. Derivative Instruments - continued

Futures Contracts - continued

Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $39,134 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $92,635,685 and $99,384,275, respectively. Securities sold short and purchases to cover securities sold short aggregated $30,628,041 and $30,859,749.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,186	$ 39
Class T	.25%	.25%	4,212	58
Class B	.75%	.25%	5,760	4,659
Class C	.75%	.25%	7,029	927
			$ 21,187	$ 5,683

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,713
Class T	292
Class B*	6,362
Class C*	14
$ 8,381

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 5,203.31
Class T	2,642.31
Class B	1,796.31
Class C	2,187.31
130/30 Large Cap	60,118.31
Institutional Class	10,644.21
	$ 82,590

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,022 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $114 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, including commitment fees, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 989
Class T	1.80%	417
Class B	2.30%	443
Class C	2.30%	398
130/30 Large Cap	1.30%	8,979
		$ 11,226

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,465 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009	2010	2009
Class A
Shares sold	73,007	188,721	$ 478,989	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(156,228)	(1,098,512)	(1,038,236)	(6,390,716)
Net increase (decrease)	(81,906)	(904,666)	$ (550,661)	$ (5,241,394)
Class T
Shares sold	31,619	40,360	$ 205,640	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(61,198)	(157,598)	(406,815)	(934,157)
Net increase (decrease)	(29,021)	(116,794)	$ (197,530)	$ (693,421)
Class B
Shares sold	44,335	17,449	$ 291,738	$ 99,864
Shares redeemed	(75,782)	(68,793)	(487,005)	(408,050)
Net increase (decrease)	(31,447)	(51,344)	$ (195,267)	$ (308,186)
Class C
Shares sold	11,935	43,430	$ 78,964	$ 257,056
Shares redeemed	(51,940)	(211,507)	(339,618)	(1,238,444)
Net increase (decrease)	(40,005)	(168,077)	$ (260,654)	$ (981,388)
130/30 Large Cap
Shares sold	805,670	2,815,615	$ 5,346,058	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(1,605,583)	(15,379,765)	(10,674,647)	(87,854,097)
Net increase (decrease)	(770,618)	(12,477,807)	$ (5,137,586)	$ (70,476,163)
Institutional Class
Shares sold	276,902	394,716	$ 1,836,453	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(80,072)	(232,773)	(512,645)	(1,377,179)
Net increase (decrease)	205,673	164,405	$ 1,381,291	$ 1,033,684

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Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity 130/30 Large Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, of cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity 130/30 Large Cap Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity 130/30 Large Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 21, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total return of Institutional Class (Class I) and Class C of the fund, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the period shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 4% means that 96% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity 130/30 Large Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for 2009 represents calculations for performance periods that differ from the period shown in the performance chart above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class B and the retail class ranked below its competitive median for 2009, the total expenses of each of Class A and Institutional Class ranked equal to its competitive median for 2009, and the total expenses of each of Class T and Class C ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-UANN-0111
1.859205.102

Fidelity® Growth Company
Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Company Fund	20.98%	5.15%	1.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund, a class of the fund, on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Steven Wymer, Portfolio Manager of Fidelity® Growth Company Fund: For the 12 months ending November 30, 2010, the fund's Retail Class shares advanced 20.98%, soundly beating the 15.19% gain of the Russell 3000® Growth Index. Performance was led by strong stock picking in the information technology sector, particularly in the software/services area, where software-as-a-service and open-source leaders salesforce.com and Red Hat, respectively, generated solid gains. China's top Internet search firm Baidu was another success here. The hardware/equipment space also produced some winners, including a stake in networking products manufacturer Riverbed Technology. Consumer discretionary was a strong area, with a holding in upscale fitness clothing retailer lululemon athletica among the fund's top contributors. Stock picking in consumer staples also contributed. Conversely, the fund's positioning in energy and industrials held back performance. Some weak individual investments in pharmaceuticals/biotechnology/life science detracted the most, including Vertex Pharmaceuticals and Human Genome Sciences. Despite tech's overall contribution, Netherlands'-based online marketing products firm VistaPrint also proved disappointing. Some of the stocks I've mentioned were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Growth Company	.85%
Actual		$ 1,000.00	$ 1,149.60	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class K	.69%
Actual		$ 1,000.00	$ 1,150.60	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.61	$ 3.50
Class F	.66%
Actual		$ 1,000.00	$ 1,150.70	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.76	$ 3.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
Salesforce.com, Inc.	4.7	3.3
Exxon Mobil Corp.	2.7	0.3
Google, Inc. Class A	2.7	2.6
Red Hat, Inc.	2.3	1.7
Alexion Pharmaceuticals, Inc.	1.6	1.2
Amazon.com, Inc.	1.4	1.4
Discover Financial Services	1.3	1.1
Dendreon Corp.	1.3	1.7
QUALCOMM, Inc.	1.3	0.7
	24.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.1	39.3
Health Care	16.1	19.7
Consumer Discretionary	14.2	13.7
Industrials	8.2	6.6
Consumer Staples	7.3	10.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.3%	** Foreign investments	6.6%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
Johnson Controls, Inc.	2,865,000	$ 104,401
Lear Corp. (a)	710,000	62,317
		166,718
Automobiles - 0.6%
Ford Motor Co. (a)	6,225,000	99,227
General Motors Co.	3,372,800	115,350
		214,577
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)(d)(e)	3,271,707	210,829
K12, Inc. (a)(d)	920,000	23,589
		234,418
Hotels, Restaurants & Leisure - 4.0%
BJ's Restaurants, Inc. (a)(e)	2,708,604	99,270
Buffalo Wild Wings, Inc. (a)(d)	819,900	39,757
China Lodging Group Ltd. ADR (d)	756,400	17,995
Chipotle Mexican Grill, Inc. (a)	125,000	32,311
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,870,000	89,031
Hyatt Hotels Corp. Class A	4,373,440	183,072
Las Vegas Sands Corp. (a)(d)	1,855,000	92,898
McDonald's Corp.	5,585,000	437,306
Panera Bread Co. Class A (a)(d)	1,185,000	118,784
Starbucks Corp.	6,538,400	200,075
Starwood Hotels & Resorts Worldwide, Inc.	1,405,000	79,860
The Cheesecake Factory, Inc. (a)	1,290,000	41,112
		1,431,471
Household Durables - 0.9%
Gafisa SA sponsored ADR (d)	1,845,000	26,494
Lennar Corp. Class A	2,179,411	33,105
PulteGroup, Inc. (a)	3,648,257	22,838
Tempur-Pedic International, Inc. (a)	1,620,000	56,878
Toll Brothers, Inc. (a)	2,724,050	48,897
Tupperware Brands Corp.	2,970,000	138,046
Whirlpool Corp.	41,206	3,008
		329,266
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	2,881,000	505,327
MakeMyTrip Ltd.	90,999	2,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	325,000	$ 66,918
Priceline.com, Inc. (a)	145,000	57,137
		631,968
Media - 0.4%
Comcast Corp. Class A	3,097,500	61,950
DreamWorks Animation SKG, Inc. Class A (a)	75,000	2,324
IMAX Corp. (a)	1,150,500	31,305
News Corp. Class A	1,330,000	18,141
Time Warner, Inc.	900,650	26,560
		140,280
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	30,909
Kohl's Corp. (a)	1,240,000	69,961
Nordstrom, Inc.	800,000	34,240
Target Corp.	4,340,000	247,120
		382,230
Specialty Retail - 1.7%
AutoNation, Inc. (a)(d)	1,050,000	27,437
Bed Bath & Beyond, Inc. (a)	1,300,000	56,862
Best Buy Co., Inc.	1,387,500	59,274
CarMax, Inc. (a)	720,000	23,688
Express, Inc. (d)	2,085,000	31,442
GameStop Corp. Class A (a)	140,000	2,789
Home Depot, Inc.	1,960,000	59,212
J. Crew Group, Inc. (a)	520,800	22,769
Lowe's Companies, Inc.	4,120,800	93,542
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,510,262	59,092
Staples, Inc.	4,425,602	97,408
Tiffany & Co., Inc.	1,040,000	64,584
Urban Outfitters, Inc. (a)	515,000	19,462
		617,561
Textiles, Apparel & Luxury Goods - 2.4%
China Xiniya Fashion Ltd. ADR	634,500	6,986
Coach, Inc.	1,142,200	64,580
Fossil, Inc. (a)	2,849,768	192,787
lululemon athletica, Inc. (a)(d)(e)	6,933,550	371,777
NIKE, Inc. Class B	1,869,000	160,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	400,000	$ 23,092
Vera Bradley, Inc.	1,406,826	46,059
		866,258
TOTAL CONSUMER DISCRETIONARY		5,014,747
CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	5,455,000	199,817
PepsiCo, Inc.	2,316,640	149,724
The Coca-Cola Co.	4,732,500	298,952
		648,493
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,025,800	136,964
CVS Caremark Corp.	2,780	86
Fresh Market, Inc.	1,386,293	50,253
Kroger Co.	1,553,200	36,578
Wal-Mart Stores, Inc.	3,130,300	169,318
Walgreen Co.	1,005,000	35,024
Whole Foods Market, Inc. (a)	305,000	14,402
		442,625
Food Products - 1.0%
Archer Daniels Midland Co.	35,000	1,015
General Mills, Inc.	1,165,600	41,181
Green Mountain Coffee Roasters, Inc. (a)(d)	4,687,978	173,830
Hershey Co.	295,000	13,806
Kellogg Co.	780,000	38,399
Mead Johnson Nutrition Co. Class A	861,800	51,337
Sara Lee Corp.	2,660,000	39,900
		359,468
Household Products - 0.5%
Church & Dwight Co., Inc.	3,361	219
Colgate-Palmolive Co.	1,395,000	106,787
Kimberly-Clark Corp.	670,000	41,466
Procter & Gamble Co.	344,483	21,038
		169,510
Personal Products - 1.3%
Avon Products, Inc.	2,018,615	57,652
Herbalife Ltd. (e)	4,451,651	305,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
MediFast, Inc. (a)(d)(e)	1,539,890	$ 37,512
Nu Skin Enterprises, Inc. Class A	2,320,000	73,335
		474,016
Tobacco - 1.5%
Altria Group, Inc.	6,370,380	152,889
Philip Morris International, Inc.	6,480,380	368,669
		521,558
TOTAL CONSUMER STAPLES		2,615,670
ENERGY - 6.3%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	925,000	77,922
Schlumberger Ltd.	5,559,000	429,933
Transocean Ltd. (a)	1,070,000	71,722
Weatherford International Ltd. (a)	995,000	20,308
		599,885
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,347,594	86,462
Cenovus Energy, Inc.	235,000	6,760
Chesapeake Energy Corp.	3,000,000	63,360
Devon Energy Corp.	880,000	62,102
EnCana Corp.	235,000	6,508
EOG Resources, Inc.	80,000	7,116
Exxon Mobil Corp.	13,995,000	973,492
Hess Corp.	1,245,000	87,212
Occidental Petroleum Corp.	700,000	61,719
Petrohawk Energy Corp. (a)	4,351,100	77,580
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	95,000	3,082
(PN) sponsored ADR (non-vtg.)	750,000	21,960
Range Resources Corp.	938,689	39,416
Southwestern Energy Co. (a)	2,577,461	93,304
Ultra Petroleum Corp. (a)	1,160,000	54,508
		1,644,581
TOTAL ENERGY		2,244,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 3.8%
Capital Markets - 0.6%
Charles Schwab Corp.	3,749,975	$ 56,362
Franklin Resources, Inc.	495,000	56,475
Goldman Sachs Group, Inc.	115,000	17,956
LPL Investment Holdings, Inc.	1,489,808	50,504
Morgan Stanley	850,000	20,791
		202,088
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	1,700,000	34,102
HDFC Bank Ltd. sponsored ADR	1,060,000	186,931
ICICI Bank Ltd. sponsored ADR	2,355,000	117,844
PrivateBancorp, Inc.	1,822,500	22,162
Signature Bank, New York (a)	656,885	28,870
Wells Fargo & Co.	1,412,300	38,429
		428,338
Consumer Finance - 1.5%
American Express Co.	1,492,548	64,508
Discover Financial Services	26,783,800	489,608
		554,116
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	100,670
Citigroup, Inc. (a)	7,523,800	31,600
JPMorgan Chase & Co.	1,025,000	38,315
		170,585
TOTAL FINANCIALS		1,355,127
HEALTH CARE - 16.1%
Biotechnology - 10.4%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	1,903
Acorda Therapeutics, Inc. (a)(d)(e)	2,398,906	63,211
Alexion Pharmaceuticals, Inc. (a)(e)	7,437,030	568,561
Alkermes, Inc. (a)(e)	10,182,261	106,710
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	38,564
Amylin Pharmaceuticals, Inc. (a)(e)	14,367,295	184,117
Array Biopharma, Inc. (a)(e)	4,758,770	15,276
AVEO Pharmaceuticals, Inc.	450,000	6,651
Celera Corp. (a)(e)	7,889,848	44,735
Celgene Corp. (a)	1,146,744	68,094
Cepheid, Inc. (a)(e)	5,972,775	117,604
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(e)	13,035,000	$ 465,871
Exelixis, Inc. (a)(e)	10,198,821	59,051
Genzyme Corp. (a)	520,000	37,034
Gilead Sciences, Inc. (a)	1,300,000	47,450
Human Genome Sciences, Inc. (a)(e)	16,788,122	411,813
ImmunoGen, Inc. (a)(d)(e)	6,794,984	56,534
Immunomedics, Inc. (a)(d)(e)	7,526,150	23,707
InterMune, Inc. (a)(d)(e)	5,536,217	69,535
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,917,681	93,573
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	30,792,100	41,877
Metabolix, Inc. (a)(d)(e)	2,287,778	23,427
Micromet, Inc. (a)(d)(e)	8,686,638	63,065
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	49,639
Myrexis, Inc. (a)(e)	2,174,424	8,111
Myriad Genetics, Inc. (a)	1,763,496	37,968
NPS Pharmaceuticals, Inc. (a)(e)	5,246,091	32,578
Pharmasset, Inc. (a)(e)	3,391,849	146,935
Regeneron Pharmaceuticals, Inc. (a)(e)	8,543,128	246,213
Rigel Pharmaceuticals, Inc. (a)(e)	5,197,036	41,472
Seattle Genetics, Inc. (a)(e)	10,121,823	152,840
Transition Therapeutics, Inc. (a)(e)	2,332,446	5,839
Vertex Pharmaceuticals, Inc. (a)(e)	11,648,067	385,900
		3,715,858
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	505,000	24,518
CareFusion Corp. (a)	492,500	11,263
DexCom, Inc. (a)	850,000	9,584
Edwards Lifesciences Corp. (a)	600,000	39,816
HeartWare International, Inc. (a)(e)	1,137,101	104,568
Hospira, Inc. (a)	2,150,000	120,959
Insulet Corp. (a)(d)(e)	3,756,400	50,974
Masimo Corp.	1,225,000	37,804
Medtronic, Inc.	754,964	25,314
NuVasive, Inc. (a)	365,424	8,536
St. Jude Medical, Inc. (a)	834,200	32,275
		465,611
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	485,000	17,256
McKesson Corp.	1,930,000	123,327
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	612,720	$ 37,572
UnitedHealth Group, Inc.	3,641,400	132,984
		311,139
Health Care Technology - 0.4%
Cerner Corp. (a)	1,085,000	95,328
SXC Health Solutions Corp. (a)	1,070,000	40,909
		136,237
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	3,439,878	206,805
Life Technologies Corp. (a)	1,310,000	65,245
Pacific Biosciences of California, Inc. (g)	357,143	4,050
Pacific Biosciences of California, Inc.	40,000	504
		276,604
Pharmaceuticals - 2.3%
Abbott Laboratories	1,611,500	74,951
Allergan, Inc.	1,440,000	95,429
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	3,629,299	68,703
Bristol-Myers Squibb Co.	2,324,700	58,675
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	40,474,070	208,441
Johnson & Johnson	583,300	35,902
MAP Pharmaceuticals, Inc. (a)(e)	2,665,089	38,297
Merck & Co., Inc.	660,668	22,773
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	35,278
Valeant Pharmaceuticals International, Inc. (d)	6,702,261	173,726
		812,326
TOTAL HEALTH CARE		5,717,775
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,065,000	102,651
Lockheed Martin Corp.	1,140,100	77,572
The Boeing Co.	2,539,800	161,963
United Technologies Corp.	3,935,000	296,187
		638,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	810,000	$ 59,705
United Parcel Service, Inc. Class B	5,319,000	373,021
		432,726
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,120,446	165,808
JetBlue Airways Corp. (a)(d)(e)	29,379,243	199,485
Ryanair Holdings PLC sponsored ADR	645,000	19,692
Southwest Airlines Co.	10,298,515	137,176
		522,161
Construction & Engineering - 0.3%
Fluor Corp.	1,605,000	92,817
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(d)	605,000	20,134
Emerson Electric Co.	880,000	48,462
		68,596
Industrial Conglomerates - 0.8%
3M Co.	2,320,000	194,834
General Electric Co.	5,195,000	82,237
		277,071
Machinery - 1.8%
Caterpillar, Inc.	3,585,000	303,291
Cummins, Inc.	1,810,000	175,787
Danaher Corp.	1,970,000	85,203
Deere & Co.	1,260,000	94,122
		658,403
Road & Rail - 0.6%
CSX Corp.	340,000	20,675
Norfolk Southern Corp.	1,065,000	64,081
Union Pacific Corp.	1,560,000	140,572
		225,328
TOTAL INDUSTRIALS		2,915,475
INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	7,102,600	136,086
F5 Networks, Inc. (a)	1,430,000	188,588
Infinera Corp. (a)(e)	10,123,181	82,605
Juniper Networks, Inc. (a)	1,410,000	47,968
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	9,758,400	$ 456,108
Research In Motion Ltd. (a)	1,267,800	78,413
Riverbed Technology, Inc. (a)(e)	12,150,372	412,019
		1,401,787
Computers & Peripherals - 7.3%
Apple, Inc. (a)	6,325,959	1,968,325
Hewlett-Packard Co.	6,635,000	278,206
Lexmark International, Inc. Class A (a)	125,000	4,530
NetApp, Inc. (a)	5,827,208	296,780
SanDisk Corp. (a)	105,000	4,683
Synaptics, Inc. (a)(d)	1,571,561	44,789
		2,597,313
Electronic Equipment & Components - 0.4%
Corning, Inc.	633,000	11,179
Dolby Laboratories, Inc. Class A (a)	570,000	36,075
E Ink Holdings, Inc. GDR (a)(f)	241,700	4,646
Trimble Navigation Ltd. (a)	140,000	5,214
Universal Display Corp. (a)(d)(e)	3,819,025	94,559
		151,673
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	755,000	39,403
Baidu.com, Inc. sponsored ADR (a)	2,700,000	284,013
eBay, Inc. (a)	3,412,200	99,397
Google, Inc. Class A (a)	1,749,448	972,186
Internet Capital Group, Inc. (a)(e)	3,775,000	46,772
LogMeIn, Inc. (a)	796,646	34,885
Mail.ru Group Ltd. GDR unit (a)(f)	1,412,600	57,917
Mercadolibre, Inc. (a)	350,000	22,267
OpenTable, Inc. (a)(d)(e)	2,137,300	155,040
Rackspace Hosting, Inc. (a)	950,000	27,712
VeriSign, Inc. (a)	890,000	30,536
VistaPrint Ltd. (a)	1,345,000	54,230
Yahoo!, Inc. (a)	961,340	15,160
		1,839,518
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	112,722
CoreLogic, Inc. (a)	2,975,000	54,175
Genpact Ltd. (a)	1,910,000	26,587
International Business Machines Corp.	2,939,800	415,864
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	190,000	$ 45,036
The Western Union Co.	1,360,000	23,990
VeriFone Systems, Inc. (a)(e)	8,583,010	298,260
Visa, Inc. Class A	6,094,100	450,049
		1,426,683
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	4,440,000	32,368
Altera Corp.	970,000	34,037
ASML Holding NV	648,888	21,173
Atheros Communications, Inc. (a)(e)	6,243,666	203,294
Atheros Communications, Inc. (a)(e)(g)	1,741,486	56,703
Atmel Corp. (a)	1,975,000	20,520
Broadcom Corp. Class A	4,800,000	213,552
Cree, Inc. (a)(d)	1,951,131	127,175
Cypress Semiconductor Corp. (a)(e)	16,394,600	256,903
First Solar, Inc. (a)(d)	190,000	23,342
Intel Corp.	13,010,800	274,788
International Rectifier Corp. (a)(e)	5,870,000	166,473
KLA-Tencor Corp.	510,000	18,702
Marvell Technology Group Ltd. (a)	1,918,310	37,004
MaxLinear, Inc. Class A (a)(d)(e)	1,979,608	21,261
Mellanox Technologies Ltd. (a)(e)	3,172,091	75,591
NVIDIA Corp. (a)	19,390,000	263,704
Power Integrations, Inc. (d)(e)	1,524,027	61,403
Rambus, Inc. (a)(e)	11,457,400	229,263
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	32,154
Samsung Electronics Co. Ltd.	50,000	35,665
Silicon Laboratories, Inc. (a)(e)	4,600,680	195,437
Tessera Technologies, Inc. (a)(e)	4,666,903	92,918
Texas Instruments, Inc.	4,756,000	151,241
Trina Solar Ltd. ADR (a)(d)	840,000	18,749
Volterra Semiconductor Corp. (a)(e)	2,480,700	55,865
		2,719,285
Software - 11.6%
Activision Blizzard, Inc.	750,000	8,805
Adobe Systems, Inc. (a)	743,236	20,610
Citrix Systems, Inc. (a)	2,241,377	148,872
Electronic Arts, Inc. (a)	60,000	895
Fortinet, Inc.	3,289,800	104,846
Microsoft Corp.	14,870,000	374,873
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	8,110,000	$ 219,294
QLIK Technologies, Inc. (d)	2,070,432	48,800
RealD, Inc. (d)	361,600	10,298
RealPage, Inc.	2,242,591	61,447
Red Hat, Inc. (a)(e)	18,893,586	821,871
salesforce.com, Inc. (a)(e)	12,085,594	1,682,556
Solera Holdings, Inc.	1,950,051	93,602
SuccessFactors, Inc. (a)(e)	7,593,186	229,086
TiVo, Inc. (a)(e)	11,524,576	94,732
VMware, Inc. Class A (a)	2,462,533	200,746
		4,121,333
TOTAL INFORMATION TECHNOLOGY		14,257,592
MATERIALS - 3.5%
Chemicals - 1.7%
Dow Chemical Co.	4,705,000	146,702
Minerals Technologies, Inc. (e)	1,927,580	117,274
Monsanto Co.	1,764,978	105,757
OM Group, Inc. (a)(e)	2,360,000	88,736
Potash Corp. of Saskatchewan, Inc.	226,200	32,546
The Mosaic Co.	1,855,000	125,454
		616,469
Metals & Mining - 1.8%
Alcoa, Inc.	5,580,000	73,210
Barrick Gold Corp. (d)	1,779,000	91,688
Freeport-McMoRan Copper & Gold, Inc.	2,610,000	264,445
Molycorp, Inc. (d)	852,400	24,737
Mongolian Mining Corp.	25,802,500	28,311
Newmont Mining Corp.	1,725,000	101,482
Nucor Corp.	200,000	7,548
Vale SA sponsored ADR (d)	1,436,000	45,492
		636,913
TOTAL MATERIALS		1,253,382
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	13,089,050	$ 91,885
Sprint Nextel Corp. (a)	5,185,000	19,599
		111,484
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	340
TOTAL COMMON STOCKS (Cost $25,888,059)		35,486,058
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	70,000	11,247
TOTAL PREFERRED STOCKS (Cost $41,393)		18,407
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.24% (b)	93,392,180	93,392
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	778,013,381	778,013
TOTAL MONEY MARKET FUNDS (Cost $871,405)		871,405
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $23,337)	23,337	$ 23,337
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $26,824,194)		36,399,207
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(821,803)
NET ASSETS - 100%		$ 35,577,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,563,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,064,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc.	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$23,337,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 11,008
Barclays Capital, Inc.	8,120
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,209
$ 23,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 124
Fidelity Securities Lending Cash Central Fund	8,968
Total	$ 9,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 1,903
Acorda Therapeutics, Inc.	67,061	14,483	22,908	-	63,211
Affymax, Inc.	23,335	18,174	15,508	-	-
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	568,561
Alkermes, Inc.	91,437	-	-	-	106,710
Alnylam Pharmaceuticals, Inc.	70,285	452	-	-	38,564
Amylin Pharmaceuticals, Inc.	202,125	3,923	-	-	184,117
ArcSight, Inc.	75,471	1,849	147,487	-	-
Array Biopharma, Inc.	8,185	-	-	-	15,276
Atheros Communications, Inc.	177,757	-	-	-	203,294
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atheros Communications, Inc. (restricted)	$ 49,580	$ -	$ -	$ -	$ 56,703
Auxilium Pharmaceuticals, Inc.	159,618	16,630	40,769	-	68,703
BJ's Restaurants, Inc.	45,651	875	-	-	99,270
Brush Engineered Materials, Inc.	21,240	-	28,203	-	-
Buffalo Wild Wings, Inc.	71,984	4,063	43,387	-	-
Celera Corp.	57,969	-	9,002	-	44,735
Cepheid, Inc.	71,962	3,068	-	-	117,604
Coinstar, Inc.	81,705	10,243	-	-	210,829
Cree, Inc.	440,808	4,301	411,420	-	-
Cypress Semiconductor Corp.	152,890	5,007	-	-	256,903
Dendreon Corp.	243,924	148,684	24,089	-	465,871
Exelixis, Inc.	72,261	1,487	2,220	-	59,051
Green Mountain Coffee Roasters, Inc.	183,859	22,291	121,239	-	-
HeartWare International, Inc.	-	70,703	-	-	104,568
Herbalife Ltd.	28,310	208,020	25,417	3,219	305,517
Human Genome Sciences, Inc.	385,026	81,016	-	-	411,813
ImmunoGen, Inc.	30,884	19,879	-	-	56,534
Immunomedics, Inc.	23,300	35	-	-	23,707
Infinera Corp.	78,085	5,260	-	-	82,605
Insulet Corp.	38,391	9,292	-	-	50,974
InterMune, Inc.	49,490	15,819	-	-	69,535
International Rectifier Corp.	91,634	23,378	-	-	166,473
Internet Capital Group, Inc.	24,756	-	758	-	46,772
Isis Pharmaceuticals, Inc.	105,311	715	-	-	93,573
JetBlue Airways Corp.	161,742	171	-	-	199,485
Lexicon Pharmaceuticals, Inc.	-	39,225	-	-	41,877
lululemon athletica, Inc.	174,034	13,795	3,886	-	371,777
Lumber Liquidators Holdings, Inc.	34,702	26,325	-	-	59,092
MAP Pharmaceuticals, Inc.	22,090	3,477	-	-	38,297
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MaxLinear, Inc. Class A	$ -	$ 32,267	$ 3,041	$ -	$ 21,261
MediFast, Inc.	19,561	27,019	6,583	-	37,512
Mellanox Technologies Ltd.	54,873	3,265	-	-	75,591
Metabolix, Inc.	-	21,444	-	-	23,427
Micromet, Inc.	28,527	33,033	-	-	63,065
Minerals Technologies, Inc.	101,853	-	-	386	117,274
Momenta Pharmaceuticals, Inc.	-	70,330	-	-	49,639
Myrexis, Inc.	12,002	-	1,033	-	8,111
NPS Pharmaceuticals, Inc.	-	33,191	-	-	32,578
OM Group, Inc.	72,287	-	-	-	88,736
OpenTable, Inc.	48,023	13,426	3,821	-	155,040
Palm, Inc.	174,713	6,000	96,238	-	-
Pharmasset, Inc.	55,781	15,963	-	-	146,935
Power Integrations, Inc.	99,470	-	46,860	491	61,403
Rambus, Inc.	180,481	31,215	-	-	229,263
Red Hat, Inc.	501,978	2,858	-	-	821,871
Regeneron Pharmaceuticals, Inc.	35,580	171,599	-	-	246,213
Rigel Pharmaceuticals, Inc.	37,728	1,715	-	-	41,472
Riverbed Technology, Inc.	29,827	165,490	6,765	-	412,019
Rubicon Technology, Inc.	35,914	4,617	17,023	-	32,154
salesforce.com, Inc.	762,138	5,061	20,915	-	1,682,556
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	5,561	-	-	152,840
Silicon Laboratories, Inc.	67,990	143,611	-	-	195,437
Solera Holdings, Inc.	123,236	-	55,587	553	-
SuccessFactors, Inc.	98,670	24,528	-	-	229,086
Sybase, Inc.	187,329	783	236,977	-	-
Synaptics, Inc.	45,496	92,692	85,358	-	-
Tessera Technologies, Inc.	51,604	62,378	1,611	-	92,918
The Cheesecake Factory, Inc.	56,396	5,647	51,074	-	-
Thoratec Corp.	132,037	19,319	163,019	-	-
TiVo, Inc.	104,082	11,812	-	-	94,732
Transition Therapeutics, Inc.	18,562	-	-	-	5,839
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trubion Pharmaceuticals, Inc.	$ 5,387	$ -	$ 5,653	$ -	$ -
Tupperware Brands Corp.	138,486	64,155	57,231	3,048	-
Universal Display Corp.	39,200	2,633	-	-	94,559
VeriFone Systems, Inc.	104,363	20,668	4,918	-	298,260
Vertex Pharmaceuticals, Inc.	367,744	91,446	6,879	-	385,900
VistaPrint Ltd.	201,013	25,947	93,050	-	-
Volterra Semiconductor Corp.	35,454	7,283	-	-	55,865
Total	$ 8,161,036	$ 1,989,596	$ 1,929,337	$ 7,697	$ 10,635,460
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,025,994	$ 5,025,994	$ -	$ -
Consumer Staples	2,615,670	2,615,670	-	-
Energy	2,244,466	2,244,466	-	-
Financials	1,355,127	1,355,127	-	-
Health Care	5,724,935	5,713,574	4,050	7,311
Industrials	2,915,475	2,915,475	-	-
Information Technology	14,257,592	14,257,592	-	-
Materials	1,253,382	1,253,382	-	-
Telecommunication Services	111,484	111,484	-	-
Utilities	340	340	-	-
Money Market Funds	871,405	871,405	-	-
Cash Equivalents	23,337	-	23,337	-
Total Investments in Securities:	$ 36,399,207	$ 36,364,509	$ 27,387	$ 7,311
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(4,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,311
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $759,551 and repurchase agreements of $23,337) - See accompanying schedule: Unaffiliated issuers (cost $18,433,660)	$ 24,892,342
Fidelity Central Funds (cost $871,405)	871,405
Other affiliated issuers (cost $7,519,129)	10,635,460
Total Investments (cost $26,824,194)		$ 36,399,207
Receivable for investments sold		108,696
Receivable for fund shares sold		34,325
Dividends receivable		44,407
Distributions receivable from Fidelity Central Funds		1,294
Prepaid expenses		114
Other receivables		2,260
Total assets		36,590,303

Liabilities
Payable to custodian bank	$ 7,017
Payable for investments purchased	124,434
Payable for fund shares redeemed	79,653
Accrued management fee	17,736
Other affiliated payables	5,177
Other payables and accrued expenses	869
Collateral on securities loaned, at value	778,013
Total liabilities		1,012,899

Net Assets		$ 35,577,404
Net Assets consist of:
Paid in capital		$ 26,649,712
Undistributed net investment income		9,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,574,959
Net Assets		$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2010

Growth Company: Net Asset Value, offering price and redemption price per share ($27,742,002 ÷ 349,383 shares)	$ 79.40

Class K: Net Asset Value, offering price and redemption price per share ($6,570,932 ÷ 82,678 shares)	$ 79.48

Class F: Net Asset Value, offering price and redemption price per share ($1,264,470 ÷ 15,910 shares)	$ 79.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends (including $7,697 earned from other affiliated issuers)		$ 288,018
Interest		4
Income from Fidelity Central Funds		9,092
Total income		297,114

Expenses
Management fee Basic fee	$ 183,660
Performance adjustment	33,001
Transfer agent fees	61,843
Accounting and security lending fees	2,264
Custodian fees and expenses	675
Independent trustees' compensation	185
Appreciation in deferred trustee compensation account	1
Registration fees	265
Audit	107
Legal	147
Interest	18
Miscellaneous	430
Total expenses before reductions	282,596
Expense reductions	(314)	282,282
Net investment income (loss)		14,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,106
Other affiliated issuers	134,928
Investment not meeting investment restrictions	206
Foreign currency transactions	(488)
Capital gain distributions from Fidelity Central Funds	51
Total net realized gain (loss)		469,803
Change in net unrealized appreciation (depreciation) on: Investment securities	5,812,655
Assets and liabilities in foreign currencies	(41)
Total change in net unrealized appreciation (depreciation)		5,812,614
Net gain (loss)		6,282,417
Net increase (decrease) in net assets resulting from operations		$ 6,297,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,832	$ 76,913
Net realized gain (loss)	469,803	(276,705)
Change in net unrealized appreciation (depreciation)	5,812,614	9,095,282
Net increase (decrease) in net assets resulting from operations	6,297,249	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(2,040,079)	136,875
Total increase (decrease) in net assets	4,190,172	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including undistributed net investment income of $9,749 and $61,444, respectively)	$ 35,577,404	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss)B	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	(.12)	(.08)	-	-	-
Distributions from net realized gain	(.01)	-	(.60)	-	-
Total distributions	(.12) F	(.08)	(.60)	-	-
Net asset value, end of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return A	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate D	36%	64%	55%	49%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.13	.27	.11
Net realized and unrealized gain (loss)	13.78	18.44	(33.16)
Total from investment operations	13.91	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25)	(.18)	-
Net asset value, end of period	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.72%	.81% A
Expenses net of all reductions	.72%	.72%	.81% A
Net investment income (loss)	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended November 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.17	.16
Net realized and unrealized gain (loss)	13.77	10.11
Total from investment operations	13.94	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28)	-
Net asset value, end of period	$ 79.48	$ 65.82
Total Return B,C	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67% A
Expenses net of all reductions	.67%	.67% A
Net investment income (loss)	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,264	$ 133
Portfolio turnover rate F	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,863,954
Gross unrealized depreciation	(2,429,490)
Net unrealized appreciation (depreciation)	$ 9,434,464

Tax Cost	$ 26,964,743

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,458
Capital loss carryforward	$ (516,467)
Net unrealized appreciation (depreciation)	$ 9,434,410

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 66,998	$ 39,630

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,572,890 and $13,639,547, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 59,281.22
Class K	2,562.05
	$ 61,843

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,015.44%		$ 18

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $20,064. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,968, including $27 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $313 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Growth Company
Shares sold	62,068	76,783	$ 4,465,997	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(127,213)	(85,813)	(9,025,160)	(4,688,317)
Net increase (decrease)	(64,388)	(32,659)	$ (4,508,633)	$ (1,740,212)
Class K
Shares sold	41,324	17,950	$ 2,957,986	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(20,406)	(9,136)	(1,473,755)	(507,569)
Net increase (decrease)	21,147	33,944	$ 1,499,493	$ 1,745,210

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Class F
Shares sold	16,421	2,083	$ 1,150,419	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(2,542)	(60)	(181,913)	(3,965)
Net increase (decrease)	13,887	2,023	$ 969,061	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Growth Company designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Growth Company designates 100% the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GCF-UANN-0111
1.786708.107

Fidelity® Growth Company
Fund -
Class F

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	21.26%	5.22%	1.68%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Growth Company Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund - Class F on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Steven Wymer, Portfolio Manager of Fidelity ® Growth Company Fund: For the 12 months ending November 30, 2010, the fund's Class F shares advanced 21.26%, soundly beating the 15.19% gain of the Russell 3000® Growth Index. Performance was led by strong stock picking in the information technology sector, particularly in the software/services area, where software-as-a-service and open-source leaders salesforce.com and Red Hat, respectively, generated solid gains. China's top Internet search firm Baidu was another success here. The hardware/equipment space also produced some winners, including a stake in networking products manufacturer Riverbed Technology. Consumer discretionary was a strong area, with a holding in upscale fitness clothing retailer lululemon athletica among the fund's top contributors. Stock picking in consumer staples also contributed. Conversely, the fund's positioning in energy and industrials held back performance. Some weak individual investments in pharmaceuticals/biotechnology/life science detracted the most, including Vertex Pharmaceuticals and Human Genome Sciences. Despite tech's overall contribution, Netherlands'-based online marketing products firm VistaPrint also proved disappointing. Some of the stocks I've mentioned were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Growth Company	.85%
Actual		$ 1,000.00	$ 1,149.60	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class K	.69%
Actual		$ 1,000.00	$ 1,150.60	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.61	$ 3.50
Class F	.66%
Actual		$ 1,000.00	$ 1,150.70	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.76	$ 3.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
Salesforce.com, Inc.	4.7	3.3
Exxon Mobil Corp.	2.7	0.3
Google, Inc. Class A	2.7	2.6
Red Hat, Inc.	2.3	1.7
Alexion Pharmaceuticals, Inc.	1.6	1.2
Amazon.com, Inc.	1.4	1.4
Discover Financial Services	1.3	1.1
Dendreon Corp.	1.3	1.7
QUALCOMM, Inc.	1.3	0.7
	24.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.1	39.3
Health Care	16.1	19.7
Consumer Discretionary	14.2	13.7
Industrials	8.2	6.6
Consumer Staples	7.3	10.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.3%	** Foreign investments	6.6%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
Johnson Controls, Inc.	2,865,000	$ 104,401
Lear Corp. (a)	710,000	62,317
		166,718
Automobiles - 0.6%
Ford Motor Co. (a)	6,225,000	99,227
General Motors Co.	3,372,800	115,350
		214,577
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)(d)(e)	3,271,707	210,829
K12, Inc. (a)(d)	920,000	23,589
		234,418
Hotels, Restaurants & Leisure - 4.0%
BJ's Restaurants, Inc. (a)(e)	2,708,604	99,270
Buffalo Wild Wings, Inc. (a)(d)	819,900	39,757
China Lodging Group Ltd. ADR (d)	756,400	17,995
Chipotle Mexican Grill, Inc. (a)	125,000	32,311
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,870,000	89,031
Hyatt Hotels Corp. Class A	4,373,440	183,072
Las Vegas Sands Corp. (a)(d)	1,855,000	92,898
McDonald's Corp.	5,585,000	437,306
Panera Bread Co. Class A (a)(d)	1,185,000	118,784
Starbucks Corp.	6,538,400	200,075
Starwood Hotels & Resorts Worldwide, Inc.	1,405,000	79,860
The Cheesecake Factory, Inc. (a)	1,290,000	41,112
		1,431,471
Household Durables - 0.9%
Gafisa SA sponsored ADR (d)	1,845,000	26,494
Lennar Corp. Class A	2,179,411	33,105
PulteGroup, Inc. (a)	3,648,257	22,838
Tempur-Pedic International, Inc. (a)	1,620,000	56,878
Toll Brothers, Inc. (a)	2,724,050	48,897
Tupperware Brands Corp.	2,970,000	138,046
Whirlpool Corp.	41,206	3,008
		329,266
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	2,881,000	505,327
MakeMyTrip Ltd.	90,999	2,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	325,000	$ 66,918
Priceline.com, Inc. (a)	145,000	57,137
		631,968
Media - 0.4%
Comcast Corp. Class A	3,097,500	61,950
DreamWorks Animation SKG, Inc. Class A (a)	75,000	2,324
IMAX Corp. (a)	1,150,500	31,305
News Corp. Class A	1,330,000	18,141
Time Warner, Inc.	900,650	26,560
		140,280
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	30,909
Kohl's Corp. (a)	1,240,000	69,961
Nordstrom, Inc.	800,000	34,240
Target Corp.	4,340,000	247,120
		382,230
Specialty Retail - 1.7%
AutoNation, Inc. (a)(d)	1,050,000	27,437
Bed Bath & Beyond, Inc. (a)	1,300,000	56,862
Best Buy Co., Inc.	1,387,500	59,274
CarMax, Inc. (a)	720,000	23,688
Express, Inc. (d)	2,085,000	31,442
GameStop Corp. Class A (a)	140,000	2,789
Home Depot, Inc.	1,960,000	59,212
J. Crew Group, Inc. (a)	520,800	22,769
Lowe's Companies, Inc.	4,120,800	93,542
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,510,262	59,092
Staples, Inc.	4,425,602	97,408
Tiffany & Co., Inc.	1,040,000	64,584
Urban Outfitters, Inc. (a)	515,000	19,462
		617,561
Textiles, Apparel & Luxury Goods - 2.4%
China Xiniya Fashion Ltd. ADR	634,500	6,986
Coach, Inc.	1,142,200	64,580
Fossil, Inc. (a)	2,849,768	192,787
lululemon athletica, Inc. (a)(d)(e)	6,933,550	371,777
NIKE, Inc. Class B	1,869,000	160,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	400,000	$ 23,092
Vera Bradley, Inc.	1,406,826	46,059
		866,258
TOTAL CONSUMER DISCRETIONARY		5,014,747
CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	5,455,000	199,817
PepsiCo, Inc.	2,316,640	149,724
The Coca-Cola Co.	4,732,500	298,952
		648,493
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,025,800	136,964
CVS Caremark Corp.	2,780	86
Fresh Market, Inc.	1,386,293	50,253
Kroger Co.	1,553,200	36,578
Wal-Mart Stores, Inc.	3,130,300	169,318
Walgreen Co.	1,005,000	35,024
Whole Foods Market, Inc. (a)	305,000	14,402
		442,625
Food Products - 1.0%
Archer Daniels Midland Co.	35,000	1,015
General Mills, Inc.	1,165,600	41,181
Green Mountain Coffee Roasters, Inc. (a)(d)	4,687,978	173,830
Hershey Co.	295,000	13,806
Kellogg Co.	780,000	38,399
Mead Johnson Nutrition Co. Class A	861,800	51,337
Sara Lee Corp.	2,660,000	39,900
		359,468
Household Products - 0.5%
Church & Dwight Co., Inc.	3,361	219
Colgate-Palmolive Co.	1,395,000	106,787
Kimberly-Clark Corp.	670,000	41,466
Procter & Gamble Co.	344,483	21,038
		169,510
Personal Products - 1.3%
Avon Products, Inc.	2,018,615	57,652
Herbalife Ltd. (e)	4,451,651	305,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
MediFast, Inc. (a)(d)(e)	1,539,890	$ 37,512
Nu Skin Enterprises, Inc. Class A	2,320,000	73,335
		474,016
Tobacco - 1.5%
Altria Group, Inc.	6,370,380	152,889
Philip Morris International, Inc.	6,480,380	368,669
		521,558
TOTAL CONSUMER STAPLES		2,615,670
ENERGY - 6.3%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	925,000	77,922
Schlumberger Ltd.	5,559,000	429,933
Transocean Ltd. (a)	1,070,000	71,722
Weatherford International Ltd. (a)	995,000	20,308
		599,885
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,347,594	86,462
Cenovus Energy, Inc.	235,000	6,760
Chesapeake Energy Corp.	3,000,000	63,360
Devon Energy Corp.	880,000	62,102
EnCana Corp.	235,000	6,508
EOG Resources, Inc.	80,000	7,116
Exxon Mobil Corp.	13,995,000	973,492
Hess Corp.	1,245,000	87,212
Occidental Petroleum Corp.	700,000	61,719
Petrohawk Energy Corp. (a)	4,351,100	77,580
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	95,000	3,082
(PN) sponsored ADR (non-vtg.)	750,000	21,960
Range Resources Corp.	938,689	39,416
Southwestern Energy Co. (a)	2,577,461	93,304
Ultra Petroleum Corp. (a)	1,160,000	54,508
		1,644,581
TOTAL ENERGY		2,244,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 3.8%
Capital Markets - 0.6%
Charles Schwab Corp.	3,749,975	$ 56,362
Franklin Resources, Inc.	495,000	56,475
Goldman Sachs Group, Inc.	115,000	17,956
LPL Investment Holdings, Inc.	1,489,808	50,504
Morgan Stanley	850,000	20,791
		202,088
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	1,700,000	34,102
HDFC Bank Ltd. sponsored ADR	1,060,000	186,931
ICICI Bank Ltd. sponsored ADR	2,355,000	117,844
PrivateBancorp, Inc.	1,822,500	22,162
Signature Bank, New York (a)	656,885	28,870
Wells Fargo & Co.	1,412,300	38,429
		428,338
Consumer Finance - 1.5%
American Express Co.	1,492,548	64,508
Discover Financial Services	26,783,800	489,608
		554,116
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	100,670
Citigroup, Inc. (a)	7,523,800	31,600
JPMorgan Chase & Co.	1,025,000	38,315
		170,585
TOTAL FINANCIALS		1,355,127
HEALTH CARE - 16.1%
Biotechnology - 10.4%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	1,903
Acorda Therapeutics, Inc. (a)(d)(e)	2,398,906	63,211
Alexion Pharmaceuticals, Inc. (a)(e)	7,437,030	568,561
Alkermes, Inc. (a)(e)	10,182,261	106,710
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	38,564
Amylin Pharmaceuticals, Inc. (a)(e)	14,367,295	184,117
Array Biopharma, Inc. (a)(e)	4,758,770	15,276
AVEO Pharmaceuticals, Inc.	450,000	6,651
Celera Corp. (a)(e)	7,889,848	44,735
Celgene Corp. (a)	1,146,744	68,094
Cepheid, Inc. (a)(e)	5,972,775	117,604
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(e)	13,035,000	$ 465,871
Exelixis, Inc. (a)(e)	10,198,821	59,051
Genzyme Corp. (a)	520,000	37,034
Gilead Sciences, Inc. (a)	1,300,000	47,450
Human Genome Sciences, Inc. (a)(e)	16,788,122	411,813
ImmunoGen, Inc. (a)(d)(e)	6,794,984	56,534
Immunomedics, Inc. (a)(d)(e)	7,526,150	23,707
InterMune, Inc. (a)(d)(e)	5,536,217	69,535
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,917,681	93,573
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	30,792,100	41,877
Metabolix, Inc. (a)(d)(e)	2,287,778	23,427
Micromet, Inc. (a)(d)(e)	8,686,638	63,065
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	49,639
Myrexis, Inc. (a)(e)	2,174,424	8,111
Myriad Genetics, Inc. (a)	1,763,496	37,968
NPS Pharmaceuticals, Inc. (a)(e)	5,246,091	32,578
Pharmasset, Inc. (a)(e)	3,391,849	146,935
Regeneron Pharmaceuticals, Inc. (a)(e)	8,543,128	246,213
Rigel Pharmaceuticals, Inc. (a)(e)	5,197,036	41,472
Seattle Genetics, Inc. (a)(e)	10,121,823	152,840
Transition Therapeutics, Inc. (a)(e)	2,332,446	5,839
Vertex Pharmaceuticals, Inc. (a)(e)	11,648,067	385,900
		3,715,858
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	505,000	24,518
CareFusion Corp. (a)	492,500	11,263
DexCom, Inc. (a)	850,000	9,584
Edwards Lifesciences Corp. (a)	600,000	39,816
HeartWare International, Inc. (a)(e)	1,137,101	104,568
Hospira, Inc. (a)	2,150,000	120,959
Insulet Corp. (a)(d)(e)	3,756,400	50,974
Masimo Corp.	1,225,000	37,804
Medtronic, Inc.	754,964	25,314
NuVasive, Inc. (a)	365,424	8,536
St. Jude Medical, Inc. (a)	834,200	32,275
		465,611
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	485,000	17,256
McKesson Corp.	1,930,000	123,327
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	612,720	$ 37,572
UnitedHealth Group, Inc.	3,641,400	132,984
		311,139
Health Care Technology - 0.4%
Cerner Corp. (a)	1,085,000	95,328
SXC Health Solutions Corp. (a)	1,070,000	40,909
		136,237
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	3,439,878	206,805
Life Technologies Corp. (a)	1,310,000	65,245
Pacific Biosciences of California, Inc. (g)	357,143	4,050
Pacific Biosciences of California, Inc.	40,000	504
		276,604
Pharmaceuticals - 2.3%
Abbott Laboratories	1,611,500	74,951
Allergan, Inc.	1,440,000	95,429
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	3,629,299	68,703
Bristol-Myers Squibb Co.	2,324,700	58,675
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	40,474,070	208,441
Johnson & Johnson	583,300	35,902
MAP Pharmaceuticals, Inc. (a)(e)	2,665,089	38,297
Merck & Co., Inc.	660,668	22,773
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	35,278
Valeant Pharmaceuticals International, Inc. (d)	6,702,261	173,726
		812,326
TOTAL HEALTH CARE		5,717,775
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,065,000	102,651
Lockheed Martin Corp.	1,140,100	77,572
The Boeing Co.	2,539,800	161,963
United Technologies Corp.	3,935,000	296,187
		638,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	810,000	$ 59,705
United Parcel Service, Inc. Class B	5,319,000	373,021
		432,726
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,120,446	165,808
JetBlue Airways Corp. (a)(d)(e)	29,379,243	199,485
Ryanair Holdings PLC sponsored ADR	645,000	19,692
Southwest Airlines Co.	10,298,515	137,176
		522,161
Construction & Engineering - 0.3%
Fluor Corp.	1,605,000	92,817
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(d)	605,000	20,134
Emerson Electric Co.	880,000	48,462
		68,596
Industrial Conglomerates - 0.8%
3M Co.	2,320,000	194,834
General Electric Co.	5,195,000	82,237
		277,071
Machinery - 1.8%
Caterpillar, Inc.	3,585,000	303,291
Cummins, Inc.	1,810,000	175,787
Danaher Corp.	1,970,000	85,203
Deere & Co.	1,260,000	94,122
		658,403
Road & Rail - 0.6%
CSX Corp.	340,000	20,675
Norfolk Southern Corp.	1,065,000	64,081
Union Pacific Corp.	1,560,000	140,572
		225,328
TOTAL INDUSTRIALS		2,915,475
INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	7,102,600	136,086
F5 Networks, Inc. (a)	1,430,000	188,588
Infinera Corp. (a)(e)	10,123,181	82,605
Juniper Networks, Inc. (a)	1,410,000	47,968
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	9,758,400	$ 456,108
Research In Motion Ltd. (a)	1,267,800	78,413
Riverbed Technology, Inc. (a)(e)	12,150,372	412,019
		1,401,787
Computers & Peripherals - 7.3%
Apple, Inc. (a)	6,325,959	1,968,325
Hewlett-Packard Co.	6,635,000	278,206
Lexmark International, Inc. Class A (a)	125,000	4,530
NetApp, Inc. (a)	5,827,208	296,780
SanDisk Corp. (a)	105,000	4,683
Synaptics, Inc. (a)(d)	1,571,561	44,789
		2,597,313
Electronic Equipment & Components - 0.4%
Corning, Inc.	633,000	11,179
Dolby Laboratories, Inc. Class A (a)	570,000	36,075
E Ink Holdings, Inc. GDR (a)(f)	241,700	4,646
Trimble Navigation Ltd. (a)	140,000	5,214
Universal Display Corp. (a)(d)(e)	3,819,025	94,559
		151,673
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	755,000	39,403
Baidu.com, Inc. sponsored ADR (a)	2,700,000	284,013
eBay, Inc. (a)	3,412,200	99,397
Google, Inc. Class A (a)	1,749,448	972,186
Internet Capital Group, Inc. (a)(e)	3,775,000	46,772
LogMeIn, Inc. (a)	796,646	34,885
Mail.ru Group Ltd. GDR unit (a)(f)	1,412,600	57,917
Mercadolibre, Inc. (a)	350,000	22,267
OpenTable, Inc. (a)(d)(e)	2,137,300	155,040
Rackspace Hosting, Inc. (a)	950,000	27,712
VeriSign, Inc. (a)	890,000	30,536
VistaPrint Ltd. (a)	1,345,000	54,230
Yahoo!, Inc. (a)	961,340	15,160
		1,839,518
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	112,722
CoreLogic, Inc. (a)	2,975,000	54,175
Genpact Ltd. (a)	1,910,000	26,587
International Business Machines Corp.	2,939,800	415,864
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	190,000	$ 45,036
The Western Union Co.	1,360,000	23,990
VeriFone Systems, Inc. (a)(e)	8,583,010	298,260
Visa, Inc. Class A	6,094,100	450,049
		1,426,683
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	4,440,000	32,368
Altera Corp.	970,000	34,037
ASML Holding NV	648,888	21,173
Atheros Communications, Inc. (a)(e)	6,243,666	203,294
Atheros Communications, Inc. (a)(e)(g)	1,741,486	56,703
Atmel Corp. (a)	1,975,000	20,520
Broadcom Corp. Class A	4,800,000	213,552
Cree, Inc. (a)(d)	1,951,131	127,175
Cypress Semiconductor Corp. (a)(e)	16,394,600	256,903
First Solar, Inc. (a)(d)	190,000	23,342
Intel Corp.	13,010,800	274,788
International Rectifier Corp. (a)(e)	5,870,000	166,473
KLA-Tencor Corp.	510,000	18,702
Marvell Technology Group Ltd. (a)	1,918,310	37,004
MaxLinear, Inc. Class A (a)(d)(e)	1,979,608	21,261
Mellanox Technologies Ltd. (a)(e)	3,172,091	75,591
NVIDIA Corp. (a)	19,390,000	263,704
Power Integrations, Inc. (d)(e)	1,524,027	61,403
Rambus, Inc. (a)(e)	11,457,400	229,263
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	32,154
Samsung Electronics Co. Ltd.	50,000	35,665
Silicon Laboratories, Inc. (a)(e)	4,600,680	195,437
Tessera Technologies, Inc. (a)(e)	4,666,903	92,918
Texas Instruments, Inc.	4,756,000	151,241
Trina Solar Ltd. ADR (a)(d)	840,000	18,749
Volterra Semiconductor Corp. (a)(e)	2,480,700	55,865
		2,719,285
Software - 11.6%
Activision Blizzard, Inc.	750,000	8,805
Adobe Systems, Inc. (a)	743,236	20,610
Citrix Systems, Inc. (a)	2,241,377	148,872
Electronic Arts, Inc. (a)	60,000	895
Fortinet, Inc.	3,289,800	104,846
Microsoft Corp.	14,870,000	374,873
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	8,110,000	$ 219,294
QLIK Technologies, Inc. (d)	2,070,432	48,800
RealD, Inc. (d)	361,600	10,298
RealPage, Inc.	2,242,591	61,447
Red Hat, Inc. (a)(e)	18,893,586	821,871
salesforce.com, Inc. (a)(e)	12,085,594	1,682,556
Solera Holdings, Inc.	1,950,051	93,602
SuccessFactors, Inc. (a)(e)	7,593,186	229,086
TiVo, Inc. (a)(e)	11,524,576	94,732
VMware, Inc. Class A (a)	2,462,533	200,746
		4,121,333
TOTAL INFORMATION TECHNOLOGY		14,257,592
MATERIALS - 3.5%
Chemicals - 1.7%
Dow Chemical Co.	4,705,000	146,702
Minerals Technologies, Inc. (e)	1,927,580	117,274
Monsanto Co.	1,764,978	105,757
OM Group, Inc. (a)(e)	2,360,000	88,736
Potash Corp. of Saskatchewan, Inc.	226,200	32,546
The Mosaic Co.	1,855,000	125,454
		616,469
Metals & Mining - 1.8%
Alcoa, Inc.	5,580,000	73,210
Barrick Gold Corp. (d)	1,779,000	91,688
Freeport-McMoRan Copper & Gold, Inc.	2,610,000	264,445
Molycorp, Inc. (d)	852,400	24,737
Mongolian Mining Corp.	25,802,500	28,311
Newmont Mining Corp.	1,725,000	101,482
Nucor Corp.	200,000	7,548
Vale SA sponsored ADR (d)	1,436,000	45,492
		636,913
TOTAL MATERIALS		1,253,382
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	13,089,050	$ 91,885
Sprint Nextel Corp. (a)	5,185,000	19,599
		111,484
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	340
TOTAL COMMON STOCKS (Cost $25,888,059)		35,486,058
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	70,000	11,247
TOTAL PREFERRED STOCKS (Cost $41,393)		18,407
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.24% (b)	93,392,180	93,392
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	778,013,381	778,013
TOTAL MONEY MARKET FUNDS (Cost $871,405)		871,405
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $23,337)	23,337	$ 23,337
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $26,824,194)		36,399,207
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(821,803)
NET ASSETS - 100%		$ 35,577,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,563,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,064,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc.	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$23,337,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 11,008
Barclays Capital, Inc.	8,120
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,209
$ 23,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 124
Fidelity Securities Lending Cash Central Fund	8,968
Total	$ 9,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 1,903
Acorda Therapeutics, Inc.	67,061	14,483	22,908	-	63,211
Affymax, Inc.	23,335	18,174	15,508	-	-
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	568,561
Alkermes, Inc.	91,437	-	-	-	106,710
Alnylam Pharmaceuticals, Inc.	70,285	452	-	-	38,564
Amylin Pharmaceuticals, Inc.	202,125	3,923	-	-	184,117
ArcSight, Inc.	75,471	1,849	147,487	-	-
Array Biopharma, Inc.	8,185	-	-	-	15,276
Atheros Communications, Inc.	177,757	-	-	-	203,294
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atheros Communications, Inc. (restricted)	$ 49,580	$ -	$ -	$ -	$ 56,703
Auxilium Pharmaceuticals, Inc.	159,618	16,630	40,769	-	68,703
BJ's Restaurants, Inc.	45,651	875	-	-	99,270
Brush Engineered Materials, Inc.	21,240	-	28,203	-	-
Buffalo Wild Wings, Inc.	71,984	4,063	43,387	-	-
Celera Corp.	57,969	-	9,002	-	44,735
Cepheid, Inc.	71,962	3,068	-	-	117,604
Coinstar, Inc.	81,705	10,243	-	-	210,829
Cree, Inc.	440,808	4,301	411,420	-	-
Cypress Semiconductor Corp.	152,890	5,007	-	-	256,903
Dendreon Corp.	243,924	148,684	24,089	-	465,871
Exelixis, Inc.	72,261	1,487	2,220	-	59,051
Green Mountain Coffee Roasters, Inc.	183,859	22,291	121,239	-	-
HeartWare International, Inc.	-	70,703	-	-	104,568
Herbalife Ltd.	28,310	208,020	25,417	3,219	305,517
Human Genome Sciences, Inc.	385,026	81,016	-	-	411,813
ImmunoGen, Inc.	30,884	19,879	-	-	56,534
Immunomedics, Inc.	23,300	35	-	-	23,707
Infinera Corp.	78,085	5,260	-	-	82,605
Insulet Corp.	38,391	9,292	-	-	50,974
InterMune, Inc.	49,490	15,819	-	-	69,535
International Rectifier Corp.	91,634	23,378	-	-	166,473
Internet Capital Group, Inc.	24,756	-	758	-	46,772
Isis Pharmaceuticals, Inc.	105,311	715	-	-	93,573
JetBlue Airways Corp.	161,742	171	-	-	199,485
Lexicon Pharmaceuticals, Inc.	-	39,225	-	-	41,877
lululemon athletica, Inc.	174,034	13,795	3,886	-	371,777
Lumber Liquidators Holdings, Inc.	34,702	26,325	-	-	59,092
MAP Pharmaceuticals, Inc.	22,090	3,477	-	-	38,297
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MaxLinear, Inc. Class A	$ -	$ 32,267	$ 3,041	$ -	$ 21,261
MediFast, Inc.	19,561	27,019	6,583	-	37,512
Mellanox Technologies Ltd.	54,873	3,265	-	-	75,591
Metabolix, Inc.	-	21,444	-	-	23,427
Micromet, Inc.	28,527	33,033	-	-	63,065
Minerals Technologies, Inc.	101,853	-	-	386	117,274
Momenta Pharmaceuticals, Inc.	-	70,330	-	-	49,639
Myrexis, Inc.	12,002	-	1,033	-	8,111
NPS Pharmaceuticals, Inc.	-	33,191	-	-	32,578
OM Group, Inc.	72,287	-	-	-	88,736
OpenTable, Inc.	48,023	13,426	3,821	-	155,040
Palm, Inc.	174,713	6,000	96,238	-	-
Pharmasset, Inc.	55,781	15,963	-	-	146,935
Power Integrations, Inc.	99,470	-	46,860	491	61,403
Rambus, Inc.	180,481	31,215	-	-	229,263
Red Hat, Inc.	501,978	2,858	-	-	821,871
Regeneron Pharmaceuticals, Inc.	35,580	171,599	-	-	246,213
Rigel Pharmaceuticals, Inc.	37,728	1,715	-	-	41,472
Riverbed Technology, Inc.	29,827	165,490	6,765	-	412,019
Rubicon Technology, Inc.	35,914	4,617	17,023	-	32,154
salesforce.com, Inc.	762,138	5,061	20,915	-	1,682,556
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	5,561	-	-	152,840
Silicon Laboratories, Inc.	67,990	143,611	-	-	195,437
Solera Holdings, Inc.	123,236	-	55,587	553	-
SuccessFactors, Inc.	98,670	24,528	-	-	229,086
Sybase, Inc.	187,329	783	236,977	-	-
Synaptics, Inc.	45,496	92,692	85,358	-	-
Tessera Technologies, Inc.	51,604	62,378	1,611	-	92,918
The Cheesecake Factory, Inc.	56,396	5,647	51,074	-	-
Thoratec Corp.	132,037	19,319	163,019	-	-
TiVo, Inc.	104,082	11,812	-	-	94,732
Transition Therapeutics, Inc.	18,562	-	-	-	5,839
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trubion Pharmaceuticals, Inc.	$ 5,387	$ -	$ 5,653	$ -	$ -
Tupperware Brands Corp.	138,486	64,155	57,231	3,048	-
Universal Display Corp.	39,200	2,633	-	-	94,559
VeriFone Systems, Inc.	104,363	20,668	4,918	-	298,260
Vertex Pharmaceuticals, Inc.	367,744	91,446	6,879	-	385,900
VistaPrint Ltd.	201,013	25,947	93,050	-	-
Volterra Semiconductor Corp.	35,454	7,283	-	-	55,865
Total	$ 8,161,036	$ 1,989,596	$ 1,929,337	$ 7,697	$ 10,635,460
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,025,994	$ 5,025,994	$ -	$ -
Consumer Staples	2,615,670	2,615,670	-	-
Energy	2,244,466	2,244,466	-	-
Financials	1,355,127	1,355,127	-	-
Health Care	5,724,935	5,713,574	4,050	7,311
Industrials	2,915,475	2,915,475	-	-
Information Technology	14,257,592	14,257,592	-	-
Materials	1,253,382	1,253,382	-	-
Telecommunication Services	111,484	111,484	-	-
Utilities	340	340	-	-
Money Market Funds	871,405	871,405	-	-
Cash Equivalents	23,337	-	23,337	-
Total Investments in Securities:	$ 36,399,207	$ 36,364,509	$ 27,387	$ 7,311
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(4,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,311
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $759,551 and repurchase agreements of $23,337) - See accompanying schedule: Unaffiliated issuers (cost $18,433,660)	$ 24,892,342
Fidelity Central Funds (cost $871,405)	871,405
Other affiliated issuers (cost $7,519,129)	10,635,460
Total Investments (cost $26,824,194)		$ 36,399,207
Receivable for investments sold		108,696
Receivable for fund shares sold		34,325
Dividends receivable		44,407
Distributions receivable from Fidelity Central Funds		1,294
Prepaid expenses		114
Other receivables		2,260
Total assets		36,590,303

Liabilities
Payable to custodian bank	$ 7,017
Payable for investments purchased	124,434
Payable for fund shares redeemed	79,653
Accrued management fee	17,736
Other affiliated payables	5,177
Other payables and accrued expenses	869
Collateral on securities loaned, at value	778,013
Total liabilities		1,012,899

Net Assets		$ 35,577,404
Net Assets consist of:
Paid in capital		$ 26,649,712
Undistributed net investment income		9,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,574,959
Net Assets		$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2010

Growth Company: Net Asset Value, offering price and redemption price per share ($27,742,002 ÷ 349,383 shares)	$ 79.40

Class K: Net Asset Value, offering price and redemption price per share ($6,570,932 ÷ 82,678 shares)	$ 79.48

Class F: Net Asset Value, offering price and redemption price per share ($1,264,470 ÷ 15,910 shares)	$ 79.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends (including $7,697 earned from other affiliated issuers)		$ 288,018
Interest		4
Income from Fidelity Central Funds		9,092
Total income		297,114

Expenses
Management fee Basic fee	$ 183,660
Performance adjustment	33,001
Transfer agent fees	61,843
Accounting and security lending fees	2,264
Custodian fees and expenses	675
Independent trustees' compensation	185
Appreciation in deferred trustee compensation account	1
Registration fees	265
Audit	107
Legal	147
Interest	18
Miscellaneous	430
Total expenses before reductions	282,596
Expense reductions	(314)	282,282
Net investment income (loss)		14,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,106
Other affiliated issuers	134,928
Investment not meeting investment restrictions	206
Foreign currency transactions	(488)
Capital gain distributions from Fidelity Central Funds	51
Total net realized gain (loss)		469,803
Change in net unrealized appreciation (depreciation) on: Investment securities	5,812,655
Assets and liabilities in foreign currencies	(41)
Total change in net unrealized appreciation (depreciation)		5,812,614
Net gain (loss)		6,282,417
Net increase (decrease) in net assets resulting from operations		$ 6,297,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,832	$ 76,913
Net realized gain (loss)	469,803	(276,705)
Change in net unrealized appreciation (depreciation)	5,812,614	9,095,282
Net increase (decrease) in net assets resulting from operations	6,297,249	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(2,040,079)	136,875
Total increase (decrease) in net assets	4,190,172	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including undistributed net investment income of $9,749 and $61,444, respectively)	$ 35,577,404	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss)B	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	(.12)	(.08)	-	-	-
Distributions from net realized gain	(.01)	-	(.60)	-	-
Total distributions	(.12) F	(.08)	(.60)	-	-
Net asset value, end of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return A	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate D	36%	64%	55%	49%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.13	.27	.11
Net realized and unrealized gain (loss)	13.78	18.44	(33.16)
Total from investment operations	13.91	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25)	(.18)	-
Net asset value, end of period	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.72%	.81% A
Expenses net of all reductions	.72%	.72%	.81% A
Net investment income (loss)	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended November 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.17	.16
Net realized and unrealized gain (loss)	13.77	10.11
Total from investment operations	13.94	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28)	-
Net asset value, end of period	$ 79.48	$ 65.82
Total Return B,C	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67% A
Expenses net of all reductions	.67%	.67% A
Net investment income (loss)	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,264	$ 133
Portfolio turnover rate F	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,863,954
Gross unrealized depreciation	(2,429,490)
Net unrealized appreciation (depreciation)	$ 9,434,464

Tax Cost	$ 26,964,743

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,458
Capital loss carryforward	$ (516,467)
Net unrealized appreciation (depreciation)	$ 9,434,410

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 66,998	$ 39,630

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,572,890 and $13,639,547, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 59,281.22
Class K	2,562.05
	$ 61,843

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,015.44%		$ 18

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $20,064. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,968, including $27 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $313 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Growth Company
Shares sold	62,068	76,783	$ 4,465,997	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(127,213)	(85,813)	(9,025,160)	(4,688,317)
Net increase (decrease)	(64,388)	(32,659)	$ (4,508,633)	$ (1,740,212)
Class K
Shares sold	41,324	17,950	$ 2,957,986	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(20,406)	(9,136)	(1,473,755)	(507,569)
Net increase (decrease)	21,147	33,944	$ 1,499,493	$ 1,745,210

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Class F
Shares sold	16,421	2,083	$ 1,150,419	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(2,542)	(60)	(181,913)	(3,965)
Net increase (decrease)	13,887	2,023	$ 969,061	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class F designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1 (h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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(Hong Kong) Limited

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(Japan) Inc.

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The Bank of New York Mellon

New York, New York

GCF-F-ANN-0111
1.891788.101

Fidelity® Growth Company
Fund -
Class K

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class K A	21.20%	5.25%	1.70%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Growth Company Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund - Class K on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500 ® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500 ® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite ® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap ® and Russell 2000 ® indexes.

Comments from Steven Wymer, Portfolio Manager of Fidelity ® Growth Company Fund: For the 12 months ending November 30, 2010, the fund's Class K shares advanced 21.20%, soundly beating the 15.19% gain of the Russell 3000 ® Growth Index. Performance was led by strong stock picking in the information technology sector, particularly in the software/services area, where software-as-a-service and open-source leaders salesforce.com and Red Hat, respectively, generated solid gains. China's top Internet search firm Baidu was another success here. The hardware/equipment space also produced some winners, including a stake in networking products manufacturer Riverbed Technology. Consumer discretionary was a strong area, with a holding in upscale fitness clothing retailer lululemon athletica among the fund's top contributors. Stock picking in consumer staples also contributed. Conversely, the fund's positioning in energy and industrials held back performance. Some weak individual investments in pharmaceuticals/biotechnology/life science detracted the most, including Vertex Pharmaceuticals and Human Genome Sciences. Despite tech's overall contribution, Netherlands'-based online marketing products firm VistaPrint also proved disappointing. Some of the stocks I've mentioned were not in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Growth Company	.85%
Actual		$ 1,000.00	$ 1,149.60	$ 4.58
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.31
Class K	.69%
Actual		$ 1,000.00	$ 1,150.60	$ 3.72
Hypothetical A		$ 1,000.00	$ 1,021.61	$ 3.50
Class F	.66%
Actual		$ 1,000.00	$ 1,150.70	$ 3.56
Hypothetical A		$ 1,000.00	$ 1,021.76	$ 3.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	5.1
Salesforce.com, Inc.	4.7	3.3
Exxon Mobil Corp.	2.7	0.3
Google, Inc. Class A	2.7	2.6
Red Hat, Inc.	2.3	1.7
Alexion Pharmaceuticals, Inc.	1.6	1.2
Amazon.com, Inc.	1.4	1.4
Discover Financial Services	1.3	1.1
Dendreon Corp.	1.3	1.7
QUALCOMM, Inc.	1.3	0.7
	24.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.1	39.3
Health Care	16.1	19.7
Consumer Discretionary	14.2	13.7
Industrials	8.2	6.6
Consumer Staples	7.3	10.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Stocks 99.8%		Stocks 99.6%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	8.3%	** Foreign investments	6.6%
† Amount represents less than 0.1%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.5%
Johnson Controls, Inc.	2,865,000	$ 104,401
Lear Corp. (a)	710,000	62,317
		166,718
Automobiles - 0.6%
Ford Motor Co. (a)	6,225,000	99,227
General Motors Co.	3,372,800	115,350
		214,577
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)(d)(e)	3,271,707	210,829
K12, Inc. (a)(d)	920,000	23,589
		234,418
Hotels, Restaurants & Leisure - 4.0%
BJ's Restaurants, Inc. (a)(e)	2,708,604	99,270
Buffalo Wild Wings, Inc. (a)(d)	819,900	39,757
China Lodging Group Ltd. ADR (d)	756,400	17,995
Chipotle Mexican Grill, Inc. (a)	125,000	32,311
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,870,000	89,031
Hyatt Hotels Corp. Class A	4,373,440	183,072
Las Vegas Sands Corp. (a)(d)	1,855,000	92,898
McDonald's Corp.	5,585,000	437,306
Panera Bread Co. Class A (a)(d)	1,185,000	118,784
Starbucks Corp.	6,538,400	200,075
Starwood Hotels & Resorts Worldwide, Inc.	1,405,000	79,860
The Cheesecake Factory, Inc. (a)	1,290,000	41,112
		1,431,471
Household Durables - 0.9%
Gafisa SA sponsored ADR (d)	1,845,000	26,494
Lennar Corp. Class A	2,179,411	33,105
PulteGroup, Inc. (a)	3,648,257	22,838
Tempur-Pedic International, Inc. (a)	1,620,000	56,878
Toll Brothers, Inc. (a)	2,724,050	48,897
Tupperware Brands Corp.	2,970,000	138,046
Whirlpool Corp.	41,206	3,008
		329,266
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	2,881,000	505,327
MakeMyTrip Ltd.	90,999	2,586
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)	325,000	$ 66,918
Priceline.com, Inc. (a)	145,000	57,137
		631,968
Media - 0.4%
Comcast Corp. Class A	3,097,500	61,950
DreamWorks Animation SKG, Inc. Class A (a)	75,000	2,324
IMAX Corp. (a)	1,150,500	31,305
News Corp. Class A	1,330,000	18,141
Time Warner, Inc.	900,650	26,560
		140,280
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	562,500	30,909
Kohl's Corp. (a)	1,240,000	69,961
Nordstrom, Inc.	800,000	34,240
Target Corp.	4,340,000	247,120
		382,230
Specialty Retail - 1.7%
AutoNation, Inc. (a)(d)	1,050,000	27,437
Bed Bath & Beyond, Inc. (a)	1,300,000	56,862
Best Buy Co., Inc.	1,387,500	59,274
CarMax, Inc. (a)	720,000	23,688
Express, Inc. (d)	2,085,000	31,442
GameStop Corp. Class A (a)	140,000	2,789
Home Depot, Inc.	1,960,000	59,212
J. Crew Group, Inc. (a)	520,800	22,769
Lowe's Companies, Inc.	4,120,800	93,542
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,510,262	59,092
Staples, Inc.	4,425,602	97,408
Tiffany & Co., Inc.	1,040,000	64,584
Urban Outfitters, Inc. (a)	515,000	19,462
		617,561
Textiles, Apparel & Luxury Goods - 2.4%
China Xiniya Fashion Ltd. ADR	634,500	6,986
Coach, Inc.	1,142,200	64,580
Fossil, Inc. (a)	2,849,768	192,787
lululemon athletica, Inc. (a)(d)(e)	6,933,550	371,777
NIKE, Inc. Class B	1,869,000	160,977
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	400,000	$ 23,092
Vera Bradley, Inc.	1,406,826	46,059
		866,258
TOTAL CONSUMER DISCRETIONARY		5,014,747
CONSUMER STAPLES - 7.3%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc.	5,455,000	199,817
PepsiCo, Inc.	2,316,640	149,724
The Coca-Cola Co.	4,732,500	298,952
		648,493
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,025,800	136,964
CVS Caremark Corp.	2,780	86
Fresh Market, Inc.	1,386,293	50,253
Kroger Co.	1,553,200	36,578
Wal-Mart Stores, Inc.	3,130,300	169,318
Walgreen Co.	1,005,000	35,024
Whole Foods Market, Inc. (a)	305,000	14,402
		442,625
Food Products - 1.0%
Archer Daniels Midland Co.	35,000	1,015
General Mills, Inc.	1,165,600	41,181
Green Mountain Coffee Roasters, Inc. (a)(d)	4,687,978	173,830
Hershey Co.	295,000	13,806
Kellogg Co.	780,000	38,399
Mead Johnson Nutrition Co. Class A	861,800	51,337
Sara Lee Corp.	2,660,000	39,900
		359,468
Household Products - 0.5%
Church & Dwight Co., Inc.	3,361	219
Colgate-Palmolive Co.	1,395,000	106,787
Kimberly-Clark Corp.	670,000	41,466
Procter & Gamble Co.	344,483	21,038
		169,510
Personal Products - 1.3%
Avon Products, Inc.	2,018,615	57,652
Herbalife Ltd. (e)	4,451,651	305,517
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
MediFast, Inc. (a)(d)(e)	1,539,890	$ 37,512
Nu Skin Enterprises, Inc. Class A	2,320,000	73,335
		474,016
Tobacco - 1.5%
Altria Group, Inc.	6,370,380	152,889
Philip Morris International, Inc.	6,480,380	368,669
		521,558
TOTAL CONSUMER STAPLES		2,615,670
ENERGY - 6.3%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	925,000	77,922
Schlumberger Ltd.	5,559,000	429,933
Transocean Ltd. (a)	1,070,000	71,722
Weatherford International Ltd. (a)	995,000	20,308
		599,885
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,347,594	86,462
Cenovus Energy, Inc.	235,000	6,760
Chesapeake Energy Corp.	3,000,000	63,360
Devon Energy Corp.	880,000	62,102
EnCana Corp.	235,000	6,508
EOG Resources, Inc.	80,000	7,116
Exxon Mobil Corp.	13,995,000	973,492
Hess Corp.	1,245,000	87,212
Occidental Petroleum Corp.	700,000	61,719
Petrohawk Energy Corp. (a)	4,351,100	77,580
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	95,000	3,082
(PN) sponsored ADR (non-vtg.)	750,000	21,960
Range Resources Corp.	938,689	39,416
Southwestern Energy Co. (a)	2,577,461	93,304
Ultra Petroleum Corp. (a)	1,160,000	54,508
		1,644,581
TOTAL ENERGY		2,244,466
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 3.8%
Capital Markets - 0.6%
Charles Schwab Corp.	3,749,975	$ 56,362
Franklin Resources, Inc.	495,000	56,475
Goldman Sachs Group, Inc.	115,000	17,956
LPL Investment Holdings, Inc.	1,489,808	50,504
Morgan Stanley	850,000	20,791
		202,088
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	1,700,000	34,102
HDFC Bank Ltd. sponsored ADR	1,060,000	186,931
ICICI Bank Ltd. sponsored ADR	2,355,000	117,844
PrivateBancorp, Inc.	1,822,500	22,162
Signature Bank, New York (a)	656,885	28,870
Wells Fargo & Co.	1,412,300	38,429
		428,338
Consumer Finance - 1.5%
American Express Co.	1,492,548	64,508
Discover Financial Services	26,783,800	489,608
		554,116
Diversified Financial Services - 0.5%
BM&F Bovespa SA	13,229,772	100,670
Citigroup, Inc. (a)	7,523,800	31,600
JPMorgan Chase & Co.	1,025,000	38,315
		170,585
TOTAL FINANCIALS		1,355,127
HEALTH CARE - 16.1%
Biotechnology - 10.4%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	1,903
Acorda Therapeutics, Inc. (a)(d)(e)	2,398,906	63,211
Alexion Pharmaceuticals, Inc. (a)(e)	7,437,030	568,561
Alkermes, Inc. (a)(e)	10,182,261	106,710
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	38,564
Amylin Pharmaceuticals, Inc. (a)(e)	14,367,295	184,117
Array Biopharma, Inc. (a)(e)	4,758,770	15,276
AVEO Pharmaceuticals, Inc.	450,000	6,651
Celera Corp. (a)(e)	7,889,848	44,735
Celgene Corp. (a)	1,146,744	68,094
Cepheid, Inc. (a)(e)	5,972,775	117,604
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(e)	13,035,000	$ 465,871
Exelixis, Inc. (a)(e)	10,198,821	59,051
Genzyme Corp. (a)	520,000	37,034
Gilead Sciences, Inc. (a)	1,300,000	47,450
Human Genome Sciences, Inc. (a)(e)	16,788,122	411,813
ImmunoGen, Inc. (a)(d)(e)	6,794,984	56,534
Immunomedics, Inc. (a)(d)(e)	7,526,150	23,707
InterMune, Inc. (a)(d)(e)	5,536,217	69,535
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,917,681	93,573
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	30,792,100	41,877
Metabolix, Inc. (a)(d)(e)	2,287,778	23,427
Micromet, Inc. (a)(d)(e)	8,686,638	63,065
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	49,639
Myrexis, Inc. (a)(e)	2,174,424	8,111
Myriad Genetics, Inc. (a)	1,763,496	37,968
NPS Pharmaceuticals, Inc. (a)(e)	5,246,091	32,578
Pharmasset, Inc. (a)(e)	3,391,849	146,935
Regeneron Pharmaceuticals, Inc. (a)(e)	8,543,128	246,213
Rigel Pharmaceuticals, Inc. (a)(e)	5,197,036	41,472
Seattle Genetics, Inc. (a)(e)	10,121,823	152,840
Transition Therapeutics, Inc. (a)(e)	2,332,446	5,839
Vertex Pharmaceuticals, Inc. (a)(e)	11,648,067	385,900
		3,715,858
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	505,000	24,518
CareFusion Corp. (a)	492,500	11,263
DexCom, Inc. (a)	850,000	9,584
Edwards Lifesciences Corp. (a)	600,000	39,816
HeartWare International, Inc. (a)(e)	1,137,101	104,568
Hospira, Inc. (a)	2,150,000	120,959
Insulet Corp. (a)(d)(e)	3,756,400	50,974
Masimo Corp.	1,225,000	37,804
Medtronic, Inc.	754,964	25,314
NuVasive, Inc. (a)	365,424	8,536
St. Jude Medical, Inc. (a)	834,200	32,275
		465,611
Health Care Providers & Services - 0.9%
Cardinal Health, Inc.	485,000	17,256
McKesson Corp.	1,930,000	123,327
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	612,720	$ 37,572
UnitedHealth Group, Inc.	3,641,400	132,984
		311,139
Health Care Technology - 0.4%
Cerner Corp. (a)	1,085,000	95,328
SXC Health Solutions Corp. (a)	1,070,000	40,909
		136,237
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	3,439,878	206,805
Life Technologies Corp. (a)	1,310,000	65,245
Pacific Biosciences of California, Inc. (g)	357,143	4,050
Pacific Biosciences of California, Inc.	40,000	504
		276,604
Pharmaceuticals - 2.3%
Abbott Laboratories	1,611,500	74,951
Allergan, Inc.	1,440,000	95,429
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	3,629,299	68,703
Bristol-Myers Squibb Co.	2,324,700	58,675
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	40,474,070	208,441
Johnson & Johnson	583,300	35,902
MAP Pharmaceuticals, Inc. (a)(e)	2,665,089	38,297
Merck & Co., Inc.	660,668	22,773
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	35,278
Valeant Pharmaceuticals International, Inc. (d)	6,702,261	173,726
		812,326
TOTAL HEALTH CARE		5,717,775
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	2,065,000	102,651
Lockheed Martin Corp.	1,140,100	77,572
The Boeing Co.	2,539,800	161,963
United Technologies Corp.	3,935,000	296,187
		638,373
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	810,000	$ 59,705
United Parcel Service, Inc. Class B	5,319,000	373,021
		432,726
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,120,446	165,808
JetBlue Airways Corp. (a)(d)(e)	29,379,243	199,485
Ryanair Holdings PLC sponsored ADR	645,000	19,692
Southwest Airlines Co.	10,298,515	137,176
		522,161
Construction & Engineering - 0.3%
Fluor Corp.	1,605,000	92,817
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(d)	605,000	20,134
Emerson Electric Co.	880,000	48,462
		68,596
Industrial Conglomerates - 0.8%
3M Co.	2,320,000	194,834
General Electric Co.	5,195,000	82,237
		277,071
Machinery - 1.8%
Caterpillar, Inc.	3,585,000	303,291
Cummins, Inc.	1,810,000	175,787
Danaher Corp.	1,970,000	85,203
Deere & Co.	1,260,000	94,122
		658,403
Road & Rail - 0.6%
CSX Corp.	340,000	20,675
Norfolk Southern Corp.	1,065,000	64,081
Union Pacific Corp.	1,560,000	140,572
		225,328
TOTAL INDUSTRIALS		2,915,475
INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	7,102,600	136,086
F5 Networks, Inc. (a)	1,430,000	188,588
Infinera Corp. (a)(e)	10,123,181	82,605
Juniper Networks, Inc. (a)	1,410,000	47,968
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	9,758,400	$ 456,108
Research In Motion Ltd. (a)	1,267,800	78,413
Riverbed Technology, Inc. (a)(e)	12,150,372	412,019
		1,401,787
Computers & Peripherals - 7.3%
Apple, Inc. (a)	6,325,959	1,968,325
Hewlett-Packard Co.	6,635,000	278,206
Lexmark International, Inc. Class A (a)	125,000	4,530
NetApp, Inc. (a)	5,827,208	296,780
SanDisk Corp. (a)	105,000	4,683
Synaptics, Inc. (a)(d)	1,571,561	44,789
		2,597,313
Electronic Equipment & Components - 0.4%
Corning, Inc.	633,000	11,179
Dolby Laboratories, Inc. Class A (a)	570,000	36,075
E Ink Holdings, Inc. GDR (a)(f)	241,700	4,646
Trimble Navigation Ltd. (a)	140,000	5,214
Universal Display Corp. (a)(d)(e)	3,819,025	94,559
		151,673
Internet Software & Services - 5.2%
Akamai Technologies, Inc. (a)	755,000	39,403
Baidu.com, Inc. sponsored ADR (a)	2,700,000	284,013
eBay, Inc. (a)	3,412,200	99,397
Google, Inc. Class A (a)	1,749,448	972,186
Internet Capital Group, Inc. (a)(e)	3,775,000	46,772
LogMeIn, Inc. (a)	796,646	34,885
Mail.ru Group Ltd. GDR unit (a)(f)	1,412,600	57,917
Mercadolibre, Inc. (a)	350,000	22,267
OpenTable, Inc. (a)(d)(e)	2,137,300	155,040
Rackspace Hosting, Inc. (a)	950,000	27,712
VeriSign, Inc. (a)	890,000	30,536
VistaPrint Ltd. (a)	1,345,000	54,230
Yahoo!, Inc. (a)	961,340	15,160
		1,839,518
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	112,722
CoreLogic, Inc. (a)	2,975,000	54,175
Genpact Ltd. (a)	1,910,000	26,587
International Business Machines Corp.	2,939,800	415,864
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	190,000	$ 45,036
The Western Union Co.	1,360,000	23,990
VeriFone Systems, Inc. (a)(e)	8,583,010	298,260
Visa, Inc. Class A	6,094,100	450,049
		1,426,683
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	4,440,000	32,368
Altera Corp.	970,000	34,037
ASML Holding NV	648,888	21,173
Atheros Communications, Inc. (a)(e)	6,243,666	203,294
Atheros Communications, Inc. (a)(e)(g)	1,741,486	56,703
Atmel Corp. (a)	1,975,000	20,520
Broadcom Corp. Class A	4,800,000	213,552
Cree, Inc. (a)(d)	1,951,131	127,175
Cypress Semiconductor Corp. (a)(e)	16,394,600	256,903
First Solar, Inc. (a)(d)	190,000	23,342
Intel Corp.	13,010,800	274,788
International Rectifier Corp. (a)(e)	5,870,000	166,473
KLA-Tencor Corp.	510,000	18,702
Marvell Technology Group Ltd. (a)	1,918,310	37,004
MaxLinear, Inc. Class A (a)(d)(e)	1,979,608	21,261
Mellanox Technologies Ltd. (a)(e)	3,172,091	75,591
NVIDIA Corp. (a)	19,390,000	263,704
Power Integrations, Inc. (d)(e)	1,524,027	61,403
Rambus, Inc. (a)(e)	11,457,400	229,263
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	32,154
Samsung Electronics Co. Ltd.	50,000	35,665
Silicon Laboratories, Inc. (a)(e)	4,600,680	195,437
Tessera Technologies, Inc. (a)(e)	4,666,903	92,918
Texas Instruments, Inc.	4,756,000	151,241
Trina Solar Ltd. ADR (a)(d)	840,000	18,749
Volterra Semiconductor Corp. (a)(e)	2,480,700	55,865
		2,719,285
Software - 11.6%
Activision Blizzard, Inc.	750,000	8,805
Adobe Systems, Inc. (a)	743,236	20,610
Citrix Systems, Inc. (a)	2,241,377	148,872
Electronic Arts, Inc. (a)	60,000	895
Fortinet, Inc.	3,289,800	104,846
Microsoft Corp.	14,870,000	374,873
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	8,110,000	$ 219,294
QLIK Technologies, Inc. (d)	2,070,432	48,800
RealD, Inc. (d)	361,600	10,298
RealPage, Inc.	2,242,591	61,447
Red Hat, Inc. (a)(e)	18,893,586	821,871
salesforce.com, Inc. (a)(e)	12,085,594	1,682,556
Solera Holdings, Inc.	1,950,051	93,602
SuccessFactors, Inc. (a)(e)	7,593,186	229,086
TiVo, Inc. (a)(e)	11,524,576	94,732
VMware, Inc. Class A (a)	2,462,533	200,746
		4,121,333
TOTAL INFORMATION TECHNOLOGY		14,257,592
MATERIALS - 3.5%
Chemicals - 1.7%
Dow Chemical Co.	4,705,000	146,702
Minerals Technologies, Inc. (e)	1,927,580	117,274
Monsanto Co.	1,764,978	105,757
OM Group, Inc. (a)(e)	2,360,000	88,736
Potash Corp. of Saskatchewan, Inc.	226,200	32,546
The Mosaic Co.	1,855,000	125,454
		616,469
Metals & Mining - 1.8%
Alcoa, Inc.	5,580,000	73,210
Barrick Gold Corp. (d)	1,779,000	91,688
Freeport-McMoRan Copper & Gold, Inc.	2,610,000	264,445
Molycorp, Inc. (d)	852,400	24,737
Mongolian Mining Corp.	25,802,500	28,311
Newmont Mining Corp.	1,725,000	101,482
Nucor Corp.	200,000	7,548
Vale SA sponsored ADR (d)	1,436,000	45,492
		636,913
TOTAL MATERIALS		1,253,382
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)(d)	13,089,050	$ 91,885
Sprint Nextel Corp. (a)	5,185,000	19,599
		111,484
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	340
TOTAL COMMON STOCKS (Cost $25,888,059)		35,486,058
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	70,000	11,247
TOTAL PREFERRED STOCKS (Cost $41,393)		18,407
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.24% (b)	93,392,180	93,392
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	778,013,381	778,013
TOTAL MONEY MARKET FUNDS (Cost $871,405)		871,405
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $23,337)	23,337	$ 23,337
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $26,824,194)		36,399,207
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(821,803)
NET ASSETS - 100%		$ 35,577,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,563,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,064,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc.	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$23,337,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 11,008
Barclays Capital, Inc.	8,120
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,209
$ 23,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 124
Fidelity Securities Lending Cash Central Fund	8,968
Total	$ 9,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 1,903
Acorda Therapeutics, Inc.	67,061	14,483	22,908	-	63,211
Affymax, Inc.	23,335	18,174	15,508	-	-
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	568,561
Alkermes, Inc.	91,437	-	-	-	106,710
Alnylam Pharmaceuticals, Inc.	70,285	452	-	-	38,564
Amylin Pharmaceuticals, Inc.	202,125	3,923	-	-	184,117
ArcSight, Inc.	75,471	1,849	147,487	-	-
Array Biopharma, Inc.	8,185	-	-	-	15,276
Atheros Communications, Inc.	177,757	-	-	-	203,294
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atheros Communications, Inc. (restricted)	$ 49,580	$ -	$ -	$ -	$ 56,703
Auxilium Pharmaceuticals, Inc.	159,618	16,630	40,769	-	68,703
BJ's Restaurants, Inc.	45,651	875	-	-	99,270
Brush Engineered Materials, Inc.	21,240	-	28,203	-	-
Buffalo Wild Wings, Inc.	71,984	4,063	43,387	-	-
Celera Corp.	57,969	-	9,002	-	44,735
Cepheid, Inc.	71,962	3,068	-	-	117,604
Coinstar, Inc.	81,705	10,243	-	-	210,829
Cree, Inc.	440,808	4,301	411,420	-	-
Cypress Semiconductor Corp.	152,890	5,007	-	-	256,903
Dendreon Corp.	243,924	148,684	24,089	-	465,871
Exelixis, Inc.	72,261	1,487	2,220	-	59,051
Green Mountain Coffee Roasters, Inc.	183,859	22,291	121,239	-	-
HeartWare International, Inc.	-	70,703	-	-	104,568
Herbalife Ltd.	28,310	208,020	25,417	3,219	305,517
Human Genome Sciences, Inc.	385,026	81,016	-	-	411,813
ImmunoGen, Inc.	30,884	19,879	-	-	56,534
Immunomedics, Inc.	23,300	35	-	-	23,707
Infinera Corp.	78,085	5,260	-	-	82,605
Insulet Corp.	38,391	9,292	-	-	50,974
InterMune, Inc.	49,490	15,819	-	-	69,535
International Rectifier Corp.	91,634	23,378	-	-	166,473
Internet Capital Group, Inc.	24,756	-	758	-	46,772
Isis Pharmaceuticals, Inc.	105,311	715	-	-	93,573
JetBlue Airways Corp.	161,742	171	-	-	199,485
Lexicon Pharmaceuticals, Inc.	-	39,225	-	-	41,877
lululemon athletica, Inc.	174,034	13,795	3,886	-	371,777
Lumber Liquidators Holdings, Inc.	34,702	26,325	-	-	59,092
MAP Pharmaceuticals, Inc.	22,090	3,477	-	-	38,297
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MaxLinear, Inc. Class A	$ -	$ 32,267	$ 3,041	$ -	$ 21,261
MediFast, Inc.	19,561	27,019	6,583	-	37,512
Mellanox Technologies Ltd.	54,873	3,265	-	-	75,591
Metabolix, Inc.	-	21,444	-	-	23,427
Micromet, Inc.	28,527	33,033	-	-	63,065
Minerals Technologies, Inc.	101,853	-	-	386	117,274
Momenta Pharmaceuticals, Inc.	-	70,330	-	-	49,639
Myrexis, Inc.	12,002	-	1,033	-	8,111
NPS Pharmaceuticals, Inc.	-	33,191	-	-	32,578
OM Group, Inc.	72,287	-	-	-	88,736
OpenTable, Inc.	48,023	13,426	3,821	-	155,040
Palm, Inc.	174,713	6,000	96,238	-	-
Pharmasset, Inc.	55,781	15,963	-	-	146,935
Power Integrations, Inc.	99,470	-	46,860	491	61,403
Rambus, Inc.	180,481	31,215	-	-	229,263
Red Hat, Inc.	501,978	2,858	-	-	821,871
Regeneron Pharmaceuticals, Inc.	35,580	171,599	-	-	246,213
Rigel Pharmaceuticals, Inc.	37,728	1,715	-	-	41,472
Riverbed Technology, Inc.	29,827	165,490	6,765	-	412,019
Rubicon Technology, Inc.	35,914	4,617	17,023	-	32,154
salesforce.com, Inc.	762,138	5,061	20,915	-	1,682,556
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	5,561	-	-	152,840
Silicon Laboratories, Inc.	67,990	143,611	-	-	195,437
Solera Holdings, Inc.	123,236	-	55,587	553	-
SuccessFactors, Inc.	98,670	24,528	-	-	229,086
Sybase, Inc.	187,329	783	236,977	-	-
Synaptics, Inc.	45,496	92,692	85,358	-	-
Tessera Technologies, Inc.	51,604	62,378	1,611	-	92,918
The Cheesecake Factory, Inc.	56,396	5,647	51,074	-	-
Thoratec Corp.	132,037	19,319	163,019	-	-
TiVo, Inc.	104,082	11,812	-	-	94,732
Transition Therapeutics, Inc.	18,562	-	-	-	5,839
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trubion Pharmaceuticals, Inc.	$ 5,387	$ -	$ 5,653	$ -	$ -
Tupperware Brands Corp.	138,486	64,155	57,231	3,048	-
Universal Display Corp.	39,200	2,633	-	-	94,559
VeriFone Systems, Inc.	104,363	20,668	4,918	-	298,260
Vertex Pharmaceuticals, Inc.	367,744	91,446	6,879	-	385,900
VistaPrint Ltd.	201,013	25,947	93,050	-	-
Volterra Semiconductor Corp.	35,454	7,283	-	-	55,865
Total	$ 8,161,036	$ 1,989,596	$ 1,929,337	$ 7,697	$ 10,635,460
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,025,994	$ 5,025,994	$ -	$ -
Consumer Staples	2,615,670	2,615,670	-	-
Energy	2,244,466	2,244,466	-	-
Financials	1,355,127	1,355,127	-	-
Health Care	5,724,935	5,713,574	4,050	7,311
Industrials	2,915,475	2,915,475	-	-
Information Technology	14,257,592	14,257,592	-	-
Materials	1,253,382	1,253,382	-	-
Telecommunication Services	111,484	111,484	-	-
Utilities	340	340	-	-
Money Market Funds	871,405	871,405	-	-
Cash Equivalents	23,337	-	23,337	-
Total Investments in Securities:	$ 36,399,207	$ 36,364,509	$ 27,387	$ 7,311
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(4,286)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,311
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $516,467,000 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $759,551 and repurchase agreements of $23,337) - See accompanying schedule: Unaffiliated issuers (cost $18,433,660)	$ 24,892,342
Fidelity Central Funds (cost $871,405)	871,405
Other affiliated issuers (cost $7,519,129)	10,635,460
Total Investments (cost $26,824,194)		$ 36,399,207
Receivable for investments sold		108,696
Receivable for fund shares sold		34,325
Dividends receivable		44,407
Distributions receivable from Fidelity Central Funds		1,294
Prepaid expenses		114
Other receivables		2,260
Total assets		36,590,303

Liabilities
Payable to custodian bank	$ 7,017
Payable for investments purchased	124,434
Payable for fund shares redeemed	79,653
Accrued management fee	17,736
Other affiliated payables	5,177
Other payables and accrued expenses	869
Collateral on securities loaned, at value	778,013
Total liabilities		1,012,899

Net Assets		$ 35,577,404
Net Assets consist of:
Paid in capital		$ 26,649,712
Undistributed net investment income		9,749
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,574,959
Net Assets		$ 35,577,404

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2010

Growth Company: Net Asset Value, offering price and redemption price per share ($27,742,002 ÷ 349,383 shares)	$ 79.40

Class K: Net Asset Value, offering price and redemption price per share ($6,570,932 ÷ 82,678 shares)	$ 79.48

Class F: Net Asset Value, offering price and redemption price per share ($1,264,470 ÷ 15,910 shares)	$ 79.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends (including $7,697 earned from other affiliated issuers)		$ 288,018
Interest		4
Income from Fidelity Central Funds		9,092
Total income		297,114

Expenses
Management fee Basic fee	$ 183,660
Performance adjustment	33,001
Transfer agent fees	61,843
Accounting and security lending fees	2,264
Custodian fees and expenses	675
Independent trustees' compensation	185
Appreciation in deferred trustee compensation account	1
Registration fees	265
Audit	107
Legal	147
Interest	18
Miscellaneous	430
Total expenses before reductions	282,596
Expense reductions	(314)	282,282
Net investment income (loss)		14,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	335,106
Other affiliated issuers	134,928
Investment not meeting investment restrictions	206
Foreign currency transactions	(488)
Capital gain distributions from Fidelity Central Funds	51
Total net realized gain (loss)		469,803
Change in net unrealized appreciation (depreciation) on: Investment securities	5,812,655
Assets and liabilities in foreign currencies	(41)
Total change in net unrealized appreciation (depreciation)		5,812,614
Net gain (loss)		6,282,417
Net increase (decrease) in net assets resulting from operations		$ 6,297,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,832	$ 76,913
Net realized gain (loss)	469,803	(276,705)
Change in net unrealized appreciation (depreciation)	5,812,614	9,095,282
Net increase (decrease) in net assets resulting from operations	6,297,249	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(2,040,079)	136,875
Total increase (decrease) in net assets	4,190,172	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including undistributed net investment income of $9,749 and $61,444, respectively)	$ 35,577,404	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Company

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Income from Investment Operations
Net investment income (loss)B	.01	.15	.11	(.06)	(.16)
Net realized and unrealized gain (loss)	13.76	18.44	(35.97)	14.10	7.38
Total from investment operations	13.77	18.59	(35.86)	14.04	7.22
Distributions from net investment income	(.12)	(.08)	-	-	-
Distributions from net realized gain	(.01)	-	(.60)	-	-
Total distributions	(.12) F	(.08)	(.60)	-	-
Net asset value, end of period	$ 79.40	$ 65.75	$ 47.24	$ 83.70	$ 69.66
Total Return A	20.98%	39.41%	(43.15)%	20.16%	11.56%
Ratios to Average Net Assets C,E
Expenses before reductions	.89%	.93%	.97%	.94%	.97%
Expenses net of fee waivers, if any	.89%	.93%	.97%	.94%	.97%
Expenses net of all reductions	.89%	.93%	.96%	.93%	.96%
Net investment income (loss)	.02%	.27%	.15%	(.08)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 27,742	$ 27,204	$ 21,090	$ 36,955	$ 30,120
Portfolio turnover rate D	36%	64%	55%	49%	54%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.13	.27	.11
Net realized and unrealized gain (loss)	13.78	18.44	(33.16)
Total from investment operations	13.91	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25)	(.18)	-
Net asset value, end of period	$ 79.48	$ 65.82	$ 47.29
Total Return B,C	21.20%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.72%	.72%	.81% A
Expenses net of fee waivers, if any	.72%	.72%	.81% A
Expenses net of all reductions	.72%	.72%	.81% A
Net investment income (loss)	.18%	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,571	$ 4,050	$ 1,305
Portfolio turnover rate F	36%	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended November 30,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.17	.16
Net realized and unrealized gain (loss)	13.77	10.11
Total from investment operations	13.94	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28)	-
Net asset value, end of period	$ 79.48	$ 65.82
Total Return B,C	21.26%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67% A
Expenses net of all reductions	.67%	.67% A
Net investment income (loss)	.23%	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,264	$ 133
Portfolio turnover rate F	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K, and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,863,954
Gross unrealized depreciation	(2,429,490)
Net unrealized appreciation (depreciation)	$ 9,434,464

Tax Cost	$ 26,964,743

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,458
Capital loss carryforward	$ (516,467)
Net unrealized appreciation (depreciation)	$ 9,434,410

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 66,998	$ 39,630

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,572,890 and $13,639,547, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Company	$ 59,281.22
Class K	2,562.05
	$ 61,843

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $191 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 39,015.44%		$ 18

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $127 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $20,064. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,968, including $27 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $313 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Growth Company
Shares sold	62,068	76,783	$ 4,465,997	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(127,213)	(85,813)	(9,025,160)	(4,688,317)
Net increase (decrease)	(64,388)	(32,659)	$ (4,508,633)	$ (1,740,212)
Class K
Shares sold	41,324	17,950	$ 2,957,986	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(20,406)	(9,136)	(1,473,755)	(507,569)
Net increase (decrease)	21,147	33,944	$ 1,499,493	$ 1,745,210

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended November 30,	2010	2009 A,B	2010	2009 A,B
Class F
Shares sold	16,421	2,083	$ 1,150,419	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(2,542)	(60)	(181,913)	(3,965)
Net increase (decrease)	13,887	2,023	$ 969,061	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1 (h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class (except Class F), as well as the fund's relative investment performance for each class (except Class F) measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. (Class F of the fund had less than one year of performance as of December 31, 2009.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Growth Company Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Growth Company Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-K-UANN-0111
1.863210.102

Fidelity® Growth Strategies
Fund

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Strategies Fund	24.28%	1.73%	-5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Strategies Fund, a class of the fund, on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Growth Strategies Fund: During the year, the fund's Retail Class shares returned 24.28%, trailing the 26.33% return of the Russell Midcap Growth Index. A combination of weak picks and unfavorable industry selection in financials hurt performance the most versus the index. Unfavorable stock selection in consumer staples and industrials also hampered results, as did the fund's positioning in retailing and software/services. Five out-of-benchmark positions had the biggest negative impact. Surgical device maker NuVasive faltered amid weak demand for spinal surgery. Other detractors were U.K.-based software maker Autonomy, bottled water provider Heckmann, Chinese seed producer Origin Agritech and Indiabulls Real Estate. Conversely, solid picks in materials, energy and the consumer services segment of consumer discretionary aided performance. A tilt toward small-caps also helped but was offset by unrewarding stock selection there. Casino operator Las Vegas Sands was the fund's top relative contributor, lifted in part by better-than-expected results from its new facility in Singapore. Two fertilizer makers, CF Industries Holdings and Mosaic - the latter an out-of-benchmark holding - provided a boost, along with flash memory manufacturer SanDisk and an out-of-index position in neurostimulation device maker Cyberonics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Growth Strategies	.73%
Actual		$ 1,000.00	$ 1,137.80	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.41	$ 3.70
Class K	.49%
Actual		$ 1,000.00	$ 1,138.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.3	2.4
ArthroCare Corp.	3.0	3.9
Cyberonics, Inc.	2.7	2.1
Dollar General Corp.	2.3	1.3
NuVasive, Inc.	2.3	1.4
Lennox International, Inc.	2.1	2.3
Urban Outfitters, Inc.	2.1	1.1
Expedia, Inc.	2.1	1.0
Akamai Technologies, Inc.	2.0	1.2
NetApp, Inc.	1.9	0.0
	23.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.0
Consumer Discretionary	20.6	15.7
Industrials	15.8	15.4
Health Care	13.3	16.5
Energy	8.0	8.5
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Stocks 98.6%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	17.0%	** Foreign investments	11.2%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)	445,062	$ 22,289
Starbucks Corp.	780,543	23,885
		46,174
Household Durables - 0.5%
Jarden Corp.	341,400	10,481
Internet & Catalog Retail - 2.1%
Expedia, Inc.	1,653,652	43,541
Media - 1.5%
Discovery Communications, Inc. (a)	774,689	31,592
Multiline Retail - 2.3%
Dollar General Corp. (d)	1,493,100	49,033
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	487,500	24,497
CarMax, Inc. (a)	921,888	30,330
Monro Muffler Brake, Inc.	179,187	8,859
Urban Outfitters, Inc. (a)	1,155,980	43,684
		107,370
Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc. (a)	1,312,400	35,632
Polo Ralph Lauren Corp. Class A	278,032	30,372
Warnaco Group, Inc. (a)	390,091	21,006
		87,010
TOTAL CONSUMER DISCRETIONARY		375,201
CONSUMER STAPLES - 4.7%
Beverages - 1.8%
Heckmann Corp. (a)(d)(e)	9,796,100	37,911
Food Products - 1.8%
Mead Johnson Nutrition Co. Class A	380,296	22,654
Origin Agritech Ltd. (a)(d)(e)	1,676,900	14,841
		37,495
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	307,300	23,023
TOTAL CONSUMER STAPLES		98,429
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.0%
Energy Equipment & Services - 4.2%
Dresser-Rand Group, Inc. (a)	901,847	$ 34,207
Exterran Holdings, Inc. (a)(d)	455,600	10,328
Helmerich & Payne, Inc.	241,900	10,973
Weatherford International Ltd. (a)	1,550,784	31,652
		87,160
Oil, Gas & Consumable Fuels - 3.8%
Daylight Energy Ltd.	1,073,000	9,940
EXCO Resources, Inc.	1,976,775	36,709
Legacy Oil + Gas, Inc. (a)	830,700	11,256
Penn West Energy Trust	544,900	11,820
QEP Resources, Inc.	302,400	10,623
		80,348
TOTAL ENERGY		167,508
FINANCIALS - 4.5%
Capital Markets - 1.1%
Stifel Financial Corp. (a)	438,855	22,746
Commercial Banks - 0.9%
SunTrust Banks, Inc.	789,441	18,441
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	693,567	23,623
Insurance - 0.5%
Hanover Insurance Group, Inc.	243,814	11,040
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	5,757,922	19,329
TOTAL FINANCIALS		95,179
HEALTH CARE - 13.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	442,785	33,851
BioMarin Pharmaceutical, Inc. (a)	648,800	17,570
Human Genome Sciences, Inc. (a)	366,200	8,983
InterMune, Inc. (a)	157,886	1,983
United Therapeutics Corp. (a)	268,144	16,874
		79,261
Health Care Equipment & Supplies - 9.5%
American Medical Systems Holdings, Inc. (a)	487,665	8,744
ArthroCare Corp. (a)(e)	2,060,933	62,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)(e)	2,145,874	$ 57,660
Edwards Lifesciences Corp. (a)	338,502	22,463
NuVasive, Inc. (a)(d)(e)	2,096,719	48,979
		200,251
TOTAL HEALTH CARE		279,512
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.5%
Precision Castparts Corp.	78,086	10,781
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	288,081	21,234
Building Products - 3.1%
Lennox International, Inc.	1,018,250	44,793
Owens Corning (a)	809,700	21,303
		66,096
Commercial Services & Supplies - 1.5%
Covanta Holding Corp.	658,332	10,349
Stericycle, Inc. (a)	287,577	21,252
		31,601
Construction & Engineering - 2.3%
Fluor Corp.	415,175	24,010
Jacobs Engineering Group, Inc. (a)	620,000	23,870
		47,880
Machinery - 6.4%
CNH Global NV (a)	536,549	22,224
Cummins, Inc.	331,700	32,215
Flowserve Corp.	207,600	21,893
Ingersoll-Rand Co. Ltd.	810,400	33,226
WABCO Holdings, Inc. (a)	487,755	24,241
		133,799
Marine - 1.0%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	20,412
TOTAL INDUSTRIALS		331,803
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.3%
HTC Corp.	844,000	23,398
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	967,779	$ 32,924
Riverbed Technology, Inc. (a)	370,696	12,570
		68,892
Computers & Peripherals - 2.5%
NetApp, Inc. (a)	775,509	39,497
SanDisk Corp. (a)	280,621	12,516
		52,013
Electronic Equipment & Components - 1.8%
Avnet, Inc. (a)	770,600	23,619
Maxwell Technologies, Inc. (a)(d)	908,847	14,696
		38,315
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	809,000	42,222
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	327,773	21,299
Paychex, Inc.	756,000	21,576
		42,875
Semiconductors & Semiconductor Equipment - 5.1%
ASM International NV unit (a)	410,955	10,179
ASML Holding NV	726,900	23,719
Ceva, Inc. (a)	500,599	11,614
Marvell Technology Group Ltd. (a)	1,831,396	35,328
Teradyne, Inc. (a)(d)	2,145,260	25,443
		106,283
Software - 6.7%
ANSYS, Inc. (a)	578,853	28,074
Autodesk, Inc. (a)	317,000	11,187
Autonomy Corp. PLC (a)	940,811	19,504
Fortinet, Inc.	383,295	12,216
Informatica Corp. (a)(d)	903,728	37,306
Nuance Communications, Inc. (a)	1,882,683	33,276
		141,563
TOTAL INFORMATION TECHNOLOGY		492,163
MATERIALS - 7.1%
Chemicals - 6.6%
CF Industries Holdings, Inc.	577,844	69,785
Ecolab, Inc.	399,906	19,120
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	717,900	$ 22,004
The Mosaic Co.	430,341	29,104
		140,013
Metals & Mining - 0.5%
Vallar PLC	651,500	9,854
TOTAL MATERIALS		149,867
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	682,807	26,466
TOTAL COMMON STOCKS (Cost $1,875,700)		2,016,128
Nonconvertible Preferred Stocks - 2.8%

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 2.8%
Porsche Automobil Holding SE (d)	490,600	36,885
Volkswagen AG	131,700	21,161
		58,046
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,467)		58,046
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.24% (b)	27,202,292	27,202
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	121,945,875	121,946
TOTAL MONEY MARKET FUNDS (Cost $149,148)		149,148
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,070,315)		2,223,322
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(119,433)
NET ASSETS - 100%		$ 2,103,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned(Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	770
Total	$ 826
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates(Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ 17,466	$ -	$ 62,405
Cyberonics, Inc.	44,285	15,112	25,156	-	57,660
Heckmann Corp.	38,825	3,326	-	-	37,911
NuVasive, Inc.	16,381	52,249	-	-	48,979
Origin Agritech Ltd.	13,206	9,296	-	-	14,841
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	20,412
Zumiez, Inc.	17,941	-	31,522	-	-
Total	$ 202,506	$ 79,983	$ 74,144	$ -	$ 242,208
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 433,247	$ 433,247	$ -	$ -
Consumer Staples	98,429	98,429	-	-
Energy	167,508	167,508	-	-
Financials	95,179	95,179	-	-
Health Care	279,512	279,512	-	-
Industrials	331,803	331,803	-	-
Information Technology	492,163	492,163	-	-
Materials	149,867	140,013	-	9,854
Telecommunication Services	26,466	26,466	-	-
Money Market Funds	149,148	149,148	-	-
Total Investments in Securities:	$ 2,223,322	$ 2,213,468	$ -	$ 9,854
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	9,815
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,854
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 39

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Germany	2.8%
Netherlands	2.7%
Bermuda	1.7%
Ireland	1.6%
Canada	1.6%
Switzerland	1.5%
Taiwan	1.1%
Bahamas (Nassau)	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,934,396,000 of which $1,890,281,000, $914,123,000 and $129,992,000 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $118,275) - See accompanying schedule: Unaffiliated issuers (cost $1,563,380)	$ 1,831,966
Fidelity Central Funds (cost $149,148)	149,148
Other affiliated issuers (cost $357,787)	242,208
Total Investments (cost $2,070,315)		$ 2,223,322
Foreign currency held at value (cost $3,035)		3,035
Receivable for investments sold		4,376
Receivable for fund shares sold		794
Dividends receivable		822
Distributions receivable from Fidelity Central Funds		30
Prepaid expenses		7
Other receivables		126
Total assets		2,232,512

Liabilities
Payable for investments purchased	$ 3,035
Payable for fund shares redeemed	2,227
Accrued management fee	706
Other affiliated payables	532
Other payables and accrued expenses	177
Collateral on securities loaned, at value	121,946
Total liabilities		128,623

Net Assets		$ 2,103,889
Net Assets consist of:
Paid in capital		$ 4,893,940
Accumulated net investment loss		(78)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,942,931)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,958
Net Assets		$ 2,103,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2010

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,924,785 ÷ 101,363 shares)	$ 18.99

Class K: Net Asset Value, offering price and redemption price per share ($179,104 ÷ 9,396 shares)	$ 19.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends		$ 9,531
Interest		1
Income from Fidelity Central Funds (including $770 from security lending)		826
Total income		10,358

Expenses
Management fee Basic fee	$ 12,333
Performance adjustment	(3,664)
Transfer agent fees	5,835
Accounting and security lending fees	649
Custodian fees and expenses	64
Independent trustees' compensation	12
Registration fees	45
Audit	59
Legal	26
Miscellaneous	27
Total expenses before reductions	15,386
Expense reductions	(239)	15,147
Net investment income (loss)		(4,789)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	278,726
Other affiliated issuers	16,540
Foreign currency transactions	(88)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		295,183
Change in net unrealized appreciation (depreciation) on: Investment securities	147,665
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		147,682
Net gain (loss)		442,865
Net increase (decrease) in net assets resulting from operations		$ 438,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,789)	$ (2,333)
Net realized gain (loss)	295,183	12,452
Change in net unrealized appreciation (depreciation)	147,682	523,405
Net increase (decrease) in net assets resulting from operations	438,076	533,524
Distributions to shareholders from net investment income	-	(3,960)
Share transactions - net increase (decrease)	(262,396)	(143,036)
Redemption fees	116	155
Total increase (decrease) in net assets	175,796	386,683

Net Assets
Beginning of period	1,928,093	1,541,410
End of period (including accumulated net investment loss of $78 and accumulated net investment loss of $74, respectively)	$ 2,103,889	$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Strategies

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Income from Investment Operations
Net investment income (loss) B	(.04)	(.02) E	.02 F	(.07) G	- H, J
Net realized and unrealized gain (loss)	3.75	4.05	(11.49)	3.15	2.20
Total from investment operations	3.71	4.03	(11.47)	3.08	2.20
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.01)	-
Redemption fees added to paid in capital B, J	-	-	-	-	-
Net asset value, end of period	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Total Return A	24.28%	35.79%	(50.42)%	15.66%	12.59%
Ratios to Average Net Assets C, I
Expenses before reductions	.78%	.88%	.83%	.79%	.77%
Expenses net of fee waivers, if any	.78%	.87%	.83%	.79%	.77%
Expenses net of all reductions	.77%	.85%	.81%	.78%	.75%
Net investment income (loss)	(.26)%	(.15)% E	.11% F	(.35)% G	(.02)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,925	$ 1,808	$ 1,489	$ 3,599	$ 3,858
Portfolio turnover rate D	116%	285%	268%	154%	155%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	3.77	4.04	(8.96)
Total from investment operations	3.77	4.06	(8.91)
Distributions from net investment income	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-
Net asset value, end of period	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.52%	.60%	.59% A
Expenses net of all reductions	.51%	.58%	.57% A
Net investment income (loss)	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 120	$ 53
Portfolio turnover rate F	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 315,676
Gross unrealized depreciation	(163,955)
Net unrealized appreciation (depreciation)	$ 151,721

Tax Cost	$ 2,071,601

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (2,934,396)
Net unrealized appreciation (depreciation)	$ 151,672

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ -	$ 3,960

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,291,763 and $2,555,846, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Strategies	$ 5,757.31
Class K	78.05
	$ 5,835

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,874.43%		$ -*

* Amount rounds to less than $1.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $239 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Growth Strategies	$ -	$ 3,679
Class K	-	281
Total	$ -	$ 3,960

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009 A	2010	2009 A
Growth Strategies
Shares sold	9,051	15,464	$ 155,505	$ 193,112
Conversion to Class K	-	(2,737)	-	(33,647)
Reinvestment of distributions	-	318	-	3,621
Shares redeemed	(26,064)	(26,698)	(444,011)	(344,213)
Net increase (decrease)	(17,013)	(13,653)	$ (288,506)	$ (181,127)
Class K
Shares sold	3,557	1,705	$ 60,255	$ 21,328
Conversion from Growth Strategies	-	2,738	-	33,647
Reinvestment of distributions	-	25	-	281
Shares redeemed	(1,998)	(1,294)	(34,145)	(17,165)
Net increase (decrease)	1,559	3,174	$ 26,110	$ 38,091

A Conversion transactions for Class K and Growth Strategies are presented for the period December 1, 2008 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Strategies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Strategies Fund (a fund of Fidelity Mt. Vernon Street Trust) at Novem-ber 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Strategies Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment:2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Strategies Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Strategies Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FEG-UANN-0111
1.786704.107

Fidelity® Growth Strategies
Fund -
Class K

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class K A	24.66%	1.86%	-5.61%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Growth Strategies Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Strategies Fund - Class K on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding to performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from Steven Calhoun, Portfolio Manager of Fidelity® Growth Strategies Fund: During the year, the fund's Class K shares returned 24.66%, trailing the 26.33% return of the Russell Midcap Growth Index. A combination of weak picks and unfavorable industry selection in financials hurt performance the most versus the index. Unfavorable stock selection in consumer staples and industrials also hampered results, as did the fund's positioning in retailing and software/services. Five out-of-benchmark positions had the biggest negative impact. Surgical device maker NuVasive faltered amid weak demand for spinal surgery. Other detractors were U.K.-based software maker Autonomy, bottled water provider Heckmann, Chinese seed producer Origin Agritech and Indiabulls Real Estate. Conversely, solid picks in materials, energy and the consumer services segment of consumer discretionary aided performance. A tilt toward small-caps also helped but was offset by unrewarding stock selection there. Casino operator Las Vegas Sands was the fund's top relative contributor, lifted in part by better-than-expected results from its new facility in Singapore. Two fertilizer makers, CF Industries Holdings and Mosaic - the latter an out-of-benchmark holding - provided a boost, along with flash memory manufacturer SanDisk and an out-of-index position in neurostimulation device maker Cyberonics.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Growth Strategies	.73%
Actual		$ 1,000.00	$ 1,137.80	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.41	$ 3.70
Class K	.49%
Actual		$ 1,000.00	$ 1,138.60	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.61	$ 2.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
CF Industries Holdings, Inc.	3.3	2.4
ArthroCare Corp.	3.0	3.9
Cyberonics, Inc.	2.7	2.1
Dollar General Corp.	2.3	1.3
NuVasive, Inc.	2.3	1.4
Lennox International, Inc.	2.1	2.3
Urban Outfitters, Inc.	2.1	1.1
Expedia, Inc.	2.1	1.0
Akamai Technologies, Inc.	2.0	1.2
NetApp, Inc.	1.9	0.0
	23.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.4	22.0
Consumer Discretionary	20.6	15.7
Industrials	15.8	15.4
Health Care	13.3	16.5
Energy	8.0	8.5
Asset Allocation (% of fund's net assets)
As of November 30, 2010*		As of May 31, 2010**
	Stocks 98.6%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	17.0%	** Foreign investments	11.2%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)	445,062	$ 22,289
Starbucks Corp.	780,543	23,885
		46,174
Household Durables - 0.5%
Jarden Corp.	341,400	10,481
Internet & Catalog Retail - 2.1%
Expedia, Inc.	1,653,652	43,541
Media - 1.5%
Discovery Communications, Inc. (a)	774,689	31,592
Multiline Retail - 2.3%
Dollar General Corp. (d)	1,493,100	49,033
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	487,500	24,497
CarMax, Inc. (a)	921,888	30,330
Monro Muffler Brake, Inc.	179,187	8,859
Urban Outfitters, Inc. (a)	1,155,980	43,684
		107,370
Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc. (a)	1,312,400	35,632
Polo Ralph Lauren Corp. Class A	278,032	30,372
Warnaco Group, Inc. (a)	390,091	21,006
		87,010
TOTAL CONSUMER DISCRETIONARY		375,201
CONSUMER STAPLES - 4.7%
Beverages - 1.8%
Heckmann Corp. (a)(d)(e)	9,796,100	37,911
Food Products - 1.8%
Mead Johnson Nutrition Co. Class A	380,296	22,654
Origin Agritech Ltd. (a)(d)(e)	1,676,900	14,841
		37,495
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	307,300	23,023
TOTAL CONSUMER STAPLES		98,429
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.0%
Energy Equipment & Services - 4.2%
Dresser-Rand Group, Inc. (a)	901,847	$ 34,207
Exterran Holdings, Inc. (a)(d)	455,600	10,328
Helmerich & Payne, Inc.	241,900	10,973
Weatherford International Ltd. (a)	1,550,784	31,652
		87,160
Oil, Gas & Consumable Fuels - 3.8%
Daylight Energy Ltd.	1,073,000	9,940
EXCO Resources, Inc.	1,976,775	36,709
Legacy Oil + Gas, Inc. (a)	830,700	11,256
Penn West Energy Trust	544,900	11,820
QEP Resources, Inc.	302,400	10,623
		80,348
TOTAL ENERGY		167,508
FINANCIALS - 4.5%
Capital Markets - 1.1%
Stifel Financial Corp. (a)	438,855	22,746
Commercial Banks - 0.9%
SunTrust Banks, Inc.	789,441	18,441
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	693,567	23,623
Insurance - 0.5%
Hanover Insurance Group, Inc.	243,814	11,040
Real Estate Management & Development - 0.9%
Indiabulls Real Estate Ltd. (a)	5,757,922	19,329
TOTAL FINANCIALS		95,179
HEALTH CARE - 13.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	442,785	33,851
BioMarin Pharmaceutical, Inc. (a)	648,800	17,570
Human Genome Sciences, Inc. (a)	366,200	8,983
InterMune, Inc. (a)	157,886	1,983
United Therapeutics Corp. (a)	268,144	16,874
		79,261
Health Care Equipment & Supplies - 9.5%
American Medical Systems Holdings, Inc. (a)	487,665	8,744
ArthroCare Corp. (a)(e)	2,060,933	62,405
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)(e)	2,145,874	$ 57,660
Edwards Lifesciences Corp. (a)	338,502	22,463
NuVasive, Inc. (a)(d)(e)	2,096,719	48,979
		200,251
TOTAL HEALTH CARE		279,512
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.5%
Precision Castparts Corp.	78,086	10,781
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	288,081	21,234
Building Products - 3.1%
Lennox International, Inc.	1,018,250	44,793
Owens Corning (a)	809,700	21,303
		66,096
Commercial Services & Supplies - 1.5%
Covanta Holding Corp.	658,332	10,349
Stericycle, Inc. (a)	287,577	21,252
		31,601
Construction & Engineering - 2.3%
Fluor Corp.	415,175	24,010
Jacobs Engineering Group, Inc. (a)	620,000	23,870
		47,880
Machinery - 6.4%
CNH Global NV (a)	536,549	22,224
Cummins, Inc.	331,700	32,215
Flowserve Corp.	207,600	21,893
Ingersoll-Rand Co. Ltd.	810,400	33,226
WABCO Holdings, Inc. (a)	487,755	24,241
		133,799
Marine - 1.0%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	20,412
TOTAL INDUSTRIALS		331,803
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.3%
HTC Corp.	844,000	23,398
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	967,779	$ 32,924
Riverbed Technology, Inc. (a)	370,696	12,570
		68,892
Computers & Peripherals - 2.5%
NetApp, Inc. (a)	775,509	39,497
SanDisk Corp. (a)	280,621	12,516
		52,013
Electronic Equipment & Components - 1.8%
Avnet, Inc. (a)	770,600	23,619
Maxwell Technologies, Inc. (a)(d)	908,847	14,696
		38,315
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	809,000	42,222
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	327,773	21,299
Paychex, Inc.	756,000	21,576
		42,875
Semiconductors & Semiconductor Equipment - 5.1%
ASM International NV unit (a)	410,955	10,179
ASML Holding NV	726,900	23,719
Ceva, Inc. (a)	500,599	11,614
Marvell Technology Group Ltd. (a)	1,831,396	35,328
Teradyne, Inc. (a)(d)	2,145,260	25,443
		106,283
Software - 6.7%
ANSYS, Inc. (a)	578,853	28,074
Autodesk, Inc. (a)	317,000	11,187
Autonomy Corp. PLC (a)	940,811	19,504
Fortinet, Inc.	383,295	12,216
Informatica Corp. (a)(d)	903,728	37,306
Nuance Communications, Inc. (a)	1,882,683	33,276
		141,563
TOTAL INFORMATION TECHNOLOGY		492,163
MATERIALS - 7.1%
Chemicals - 6.6%
CF Industries Holdings, Inc.	577,844	69,785
Ecolab, Inc.	399,906	19,120
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Intrepid Potash, Inc. (a)(d)	717,900	$ 22,004
The Mosaic Co.	430,341	29,104
		140,013
Metals & Mining - 0.5%
Vallar PLC	651,500	9,854
TOTAL MATERIALS		149,867
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
NII Holdings, Inc. (a)	682,807	26,466
TOTAL COMMON STOCKS (Cost $1,875,700)		2,016,128
Nonconvertible Preferred Stocks - 2.8%

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 2.8%
Porsche Automobil Holding SE (d)	490,600	36,885
Volkswagen AG	131,700	21,161
		58,046
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $45,467)		58,046
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.24% (b)	27,202,292	27,202
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	121,945,875	121,946
TOTAL MONEY MARKET FUNDS (Cost $149,148)		149,148
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,070,315)		2,223,322
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(119,433)
NET ASSETS - 100%		$ 2,103,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned(Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	770
Total	$ 826
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates(Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ 17,466	$ -	$ 62,405
Cyberonics, Inc.	44,285	15,112	25,156	-	57,660
Heckmann Corp.	38,825	3,326	-	-	37,911
NuVasive, Inc.	16,381	52,249	-	-	48,979
Origin Agritech Ltd.	13,206	9,296	-	-	14,841
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	20,412
Zumiez, Inc.	17,941	-	31,522	-	-
Total	$ 202,506	$ 79,983	$ 74,144	$ -	$ 242,208
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 433,247	$ 433,247	$ -	$ -
Consumer Staples	98,429	98,429	-	-
Energy	167,508	167,508	-	-
Financials	95,179	95,179	-	-
Health Care	279,512	279,512	-	-
Industrials	331,803	331,803	-	-
Information Technology	492,163	492,163	-	-
Materials	149,867	140,013	-	9,854
Telecommunication Services	26,466	26,466	-	-
Money Market Funds	149,148	149,148	-	-
Total Investments in Securities:	$ 2,223,322	$ 2,213,468	$ -	$ 9,854
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	9,815
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,854
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 39

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.0%
Germany	2.8%
Netherlands	2.7%
Bermuda	1.7%
Ireland	1.6%
Canada	1.6%
Switzerland	1.5%
Taiwan	1.1%
Bahamas (Nassau)	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $2,934,396,000 of which $1,890,281,000, $914,123,000 and $129,992,000 will expire in fiscal 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $118,275) - See accompanying schedule: Unaffiliated issuers (cost $1,563,380)	$ 1,831,966
Fidelity Central Funds (cost $149,148)	149,148
Other affiliated issuers (cost $357,787)	242,208
Total Investments (cost $2,070,315)		$ 2,223,322
Foreign currency held at value (cost $3,035)		3,035
Receivable for investments sold		4,376
Receivable for fund shares sold		794
Dividends receivable		822
Distributions receivable from Fidelity Central Funds		30
Prepaid expenses		7
Other receivables		126
Total assets		2,232,512

Liabilities
Payable for investments purchased	$ 3,035
Payable for fund shares redeemed	2,227
Accrued management fee	706
Other affiliated payables	532
Other payables and accrued expenses	177
Collateral on securities loaned, at value	121,946
Total liabilities		128,623

Net Assets		$ 2,103,889
Net Assets consist of:
Paid in capital		$ 4,893,940
Accumulated net investment loss		(78)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,942,931)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,958
Net Assets		$ 2,103,889

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	November 30, 2010

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,924,785 ÷ 101,363 shares)	$ 18.99

Class K: Net Asset Value, offering price and redemption price per share ($179,104 ÷ 9,396 shares)	$ 19.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends		$ 9,531
Interest		1
Income from Fidelity Central Funds (including $770 from security lending)		826
Total income		10,358

Expenses
Management fee Basic fee	$ 12,333
Performance adjustment	(3,664)
Transfer agent fees	5,835
Accounting and security lending fees	649
Custodian fees and expenses	64
Independent trustees' compensation	12
Registration fees	45
Audit	59
Legal	26
Miscellaneous	27
Total expenses before reductions	15,386
Expense reductions	(239)	15,147
Net investment income (loss)		(4,789)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	278,726
Other affiliated issuers	16,540
Foreign currency transactions	(88)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		295,183
Change in net unrealized appreciation (depreciation) on: Investment securities	147,665
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		147,682
Net gain (loss)		442,865
Net increase (decrease) in net assets resulting from operations		$ 438,076

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,789)	$ (2,333)
Net realized gain (loss)	295,183	12,452
Change in net unrealized appreciation (depreciation)	147,682	523,405
Net increase (decrease) in net assets resulting from operations	438,076	533,524
Distributions to shareholders from net investment income	-	(3,960)
Share transactions - net increase (decrease)	(262,396)	(143,036)
Redemption fees	116	155
Total increase (decrease) in net assets	175,796	386,683

Net Assets
Beginning of period	1,928,093	1,541,410
End of period (including accumulated net investment loss of $78 and accumulated net investment loss of $74, respectively)	$ 2,103,889	$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Growth Strategies

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Income from Investment Operations
Net investment income (loss) B	(.04)	(.02) E	.02 F	(.07) G	- H, J
Net realized and unrealized gain (loss)	3.75	4.05	(11.49)	3.15	2.20
Total from investment operations	3.71	4.03	(11.47)	3.08	2.20
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	-	(.03)	-	(.01)	-
Redemption fees added to paid in capital B, J	-	-	-	-	-
Net asset value, end of period	$ 18.99	$ 15.28	$ 11.28	$ 22.75	$ 19.68
Total Return A	24.28%	35.79%	(50.42)%	15.66%	12.59%
Ratios to Average Net Assets C, I
Expenses before reductions	.78%	.88%	.83%	.79%	.77%
Expenses net of fee waivers, if any	.78%	.87%	.83%	.79%	.77%
Expenses net of all reductions	.77%	.85%	.81%	.78%	.75%
Net investment income (loss)	(.26)%	(.15)% E	.11% F	(.35)% G	(.02)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,925	$ 1,808	$ 1,489	$ 3,599	$ 3,858
Portfolio turnover rate D	116%	285%	268%	154%	155%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended November 30,	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	- L	.02 H	.05 I
Net realized and unrealized gain (loss)	3.77	4.04	(8.96)
Total from investment operations	3.77	4.06	(8.91)
Distributions from net investment income	-	(.06)	-
Redemption fees added to paid in capital D, L	-	-	-
Net asset value, end of period	$ 19.06	$ 15.29	$ 11.29
Total Return B, C	24.66%	36.14%	(44.11)%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%	.60%	.59% A
Expenses net of fee waivers, if any	.52%	.60%	.59% A
Expenses net of all reductions	.51%	.58%	.57% A
Net investment income (loss)	-% G	.12% H	.67% A, I
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 120	$ 53
Portfolio turnover rate F	116%	285%	268%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 315,676
Gross unrealized depreciation	(163,955)
Net unrealized appreciation (depreciation)	$ 151,721

Tax Cost	$ 2,071,601

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (2,934,396)
Net unrealized appreciation (depreciation)	$ 151,672

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ -	$ 3,960

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,291,763 and $2,555,846, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fee is based on the relative investment performance of Growth Strategies as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Growth Strategies	$ 5,757.31
Class K	78.05
	$ 5,835

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $27 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,874.43%		$ -*

* Amount rounds to less than $1.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $239 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended November 30,	2010	2009
From net investment income
Growth Strategies	$ -	$ 3,679
Class K	-	281
Total	$ -	$ 3,960

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended November 30,	2010	2009 A	2010	2009 A
Growth Strategies
Shares sold	9,051	15,464	$ 155,505	$ 193,112
Conversion to Class K	-	(2,737)	-	(33,647)
Reinvestment of distributions	-	318	-	3,621
Shares redeemed	(26,064)	(26,698)	(444,011)	(344,213)
Net increase (decrease)	(17,013)	(13,653)	$ (288,506)	$ (181,127)
Class K
Shares sold	3,557	1,705	$ 60,255	$ 21,328
Conversion from Growth Strategies	-	2,738	-	33,647
Reinvestment of distributions	-	25	-	281
Shares redeemed	(1,998)	(1,294)	(34,145)	(17,165)
Net increase (decrease)	1,559	3,174	$ 26,110	$ 38,091

A Conversion transactions for Class K and Growth Strategies are presented for the period December 1, 2008 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Strategies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth Strategies Fund (a fund of Fidelity Mt. Vernon Street Trust) at Novem-ber 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth Strategies Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 18, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-
present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the
College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Strategies Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the previous year and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Growth Strategies Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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(Hong Kong) Limited

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(Japan) Inc.

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Boston, MA

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The Northern Trust Company

Chicago, Illinois

FEG-K-UANN-0111
1.863025.102

Fidelity®
New Millennium Fund®

Annual Report

November 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Equities have staged a rally in the second half of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remain about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Millennium Fund®	16.58%	4.73%	3.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on November 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the year ending November 30, 2010, lifted by economic optimism, encouraging earnings reports and a wave of corporate mergers. Stocks extended their 2009 upswing in the first five months of the period on signs the Great Recession was over. However, high unemployment in the U.S. and sovereign debt problems in Europe sent equities falling during the spring. Markets vacillated for much of the summer before regaining momentum in the fall, with the large-cap S&P 500® Index posting its best September/October performance since 1998. By November, however, Ireland's debt took center stage, along with slower growth in China and additional quantitative easing in the U.S., unnerving investors and cooling down markets. For the full 12 months, the S&P 500® rose 9.94%, while the blue-chip-laden Dow Jones Industrial AverageSM added 9.33%. Both were bested by the technology-heavy Nasdaq Composite® Index, which advanced 17.58%. Overall, it was a broad-based rally, with economically sensitive sectors among the biggest gainers. Stocks of mid- and small-sized companies fared better than their larger-cap counterparts, advancing 24.04% and 26.98%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes.

Comments from John Roth, Portfolio Manager of Fidelity® New Millennium Fund®: For the year, the fund gained 16.58%, substantially outpacing the S&P 500. Successful security selection within information technology, health care, financials and industrials was especially rewarding, while positioning in several other sectors helped to a lesser extent. The top individual contributor was HeartWare International, maker of a ventricular assist device. Other winners included KKR Financial Holdings, a specialty finance firm that invests in fixed-income securities, and Green Mountain Coffee Roasters, maker of Keurig single-cup coffee systems and longtime fund holding. Elsewhere, an early-period underweighting in energy producer and major index component Exxon Mobil was helpful, as it significantly underperformed the broader market during the first half of the period. On the flip side, an overweighting in financials was harmful, and positioning in telecommunication services nicked performance. Individual detractors included Autonomy, a U.K.-based maker of software that helps organize unstructured data for large corporations; China-based Ausnutria Dairy, which manufactures infant formula from milk produced in Australia; and pharmaceuticals firm Pfizer. Many of the stocks I've mentioned in this review were out-of-index holdings and some were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	1.03%	$ 1,000.00	$ 1,091.80	$ 5.40
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.90	$ 5.22

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.3	1.0
Apple, Inc.	3.8	3.0
International Business Machines Corp.	2.2	1.8
Wells Fargo & Co.	2.0	1.5
Google, Inc. Class A	1.9	0.0
JPMorgan Chase & Co.	1.6	2.1
KKR Financial Holdings LLC	1.6	1.6
eBay, Inc.	1.5	0.7
Occidental Petroleum Corp.	1.5	1.5
Autonomy Corp. PLC	1.4	1.5
	21.8
Top Five Market Sectors as of November 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.2	22.3
Financials	15.5	19.9
Consumer Discretionary	14.7	13.3
Health Care	12.5	13.1
Industrials	11.6	12.2
Asset Allocation (% of fund's net assets)
As of November 30, 2010 *		As of May 31, 2010 **
	Stocks 99.1%		Stocks 99.3%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	16.7%	** Foreign investments	13.5%

Annual Report

Investments November 30, 2010

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.7%
Johnson Controls, Inc.	223,100	$ 8,130
Visteon Corp. (a)	65,000	3,936
		12,066
Automobiles - 1.5%
BYD Co. Ltd. (H Shares)	350,000	2,114
Ford Motor Co. (a)(c)	900,000	14,346
General Motors Co.	275,600	9,426
		25,886
Distributors - 0.6%
Li & Fung Ltd.	1,861,600	11,604
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc.	288,000	5,057
Denny's Corp. (a)	1,661,000	6,079
Hong Kong & Shanghai Hotels Ltd.	1,785,191	3,012
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,673
Royal Caribbean Cruises Ltd. (a)	150,500	6,058
Starwood Hotels & Resorts Worldwide, Inc.	195,600	11,118
		33,997
Household Durables - 0.6%
PulteGroup, Inc. (a)	400,000	2,504
Stanley Black & Decker, Inc.	93,400	5,560
Toll Brothers, Inc. (a)	172,400	3,095
		11,159
Internet & Catalog Retail - 0.7%
Expedia, Inc.	225,600	5,940
Ocado Group PLC (a)	1,102,400	2,541
Rakuten, Inc.	5,000	3,830
		12,311
Leisure Equipment & Products - 1.2%
Brunswick Corp.	873,642	13,935
Eastman Kodak Co. (a)(c)	792,401	3,732
Pool Corp.	172,300	3,651
		21,318
Media - 2.7%
DIRECTV (a)	249,700	10,370
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	588,539	2,790
Milm LP Holdings LLC unit (a)	697	523
Naspers Ltd. Class N	70,000	3,494
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	429,000	$ 15,663
Time Warner, Inc.	375,000	11,059
Viacom, Inc. Class B (non-vtg.)	125,000	4,729
		48,628
Multiline Retail - 0.8%
Nordstrom, Inc.	100,000	4,280
Target Corp.	165,900	9,446
		13,726
Specialty Retail - 2.8%
Carphone Warehouse Group PLC (a)	500,000	2,982
Hengdeli Holdings Ltd.	8,500,000	5,528
Home Depot, Inc.	410,400	12,398
Lithia Motors, Inc. Class A (sub. vtg.)	400,000	5,184
Lowe's Companies, Inc.	561,700	12,751
MarineMax, Inc. (a)	849,882	6,485
Sally Beauty Holdings, Inc. (a)	362,800	4,989
		50,317
Textiles, Apparel & Luxury Goods - 0.3%
Trinity Ltd.	5,000,000	5,055
TOTAL CONSUMER DISCRETIONARY		246,067
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
Drogasil SA	150,000	3,672
Whole Foods Market, Inc. (a)	187,400	8,849
		12,521
Food Products - 2.2%
General Mills, Inc.	239,800	8,472
Green Mountain Coffee Roasters, Inc. (a)(c)	658,425	24,414
Ralcorp Holdings, Inc. (a)	88,300	5,468
		38,354
Household Products - 0.7%
Colgate-Palmolive Co.	170,000	13,014
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	150,000	$ 4,742
Prestige Brands Holdings, Inc. (a)	300,000	3,531
		8,273
TOTAL CONSUMER STAPLES		72,162
ENERGY - 11.1%
Energy Equipment & Services - 1.0%
Complete Production Services, Inc. (a)	297,800	8,472
North American Energy Partners, Inc. (a)	373,300	3,468
Weatherford International Ltd. (a)	267,200	5,454
		17,394
Oil, Gas & Consumable Fuels - 10.1%
Alpha Natural Resources, Inc. (a)	129,800	6,433
Anadarko Petroleum Corp.	247,200	15,860
BG Group PLC	250,000	4,516
Concho Resources, Inc. (a)	50,000	4,138
Denbury Resources, Inc. (a)	759,200	13,802
Exxon Mobil Corp.	1,107,277	77,016
Imperial Oil Ltd. (c)	84,500	3,073
Niko Resources Ltd.	52,600	4,722
Noble Energy, Inc.	57,400	4,664
Northern Oil & Gas, Inc. (a)	225,000	5,141
Occidental Petroleum Corp.	301,500	26,583
Petrohawk Energy Corp. (a)	200,000	3,566
Plains Exploration & Production Co. (a)	100,000	2,866
SouthGobi Energy Resources Ltd. (a)	239,700	2,776
Southwestern Energy Co. (a)	157,600	5,705
		180,861
TOTAL ENERGY		198,255
FINANCIALS - 15.3%
Capital Markets - 1.3%
Ashmore Group PLC	837,000	4,427
Bank of New York Mellon Corp.	315,700	8,521
Morgan Stanley	450,000	11,007
		23,955
Commercial Banks - 6.0%
Alliance Financial Corp.	112,000	3,307
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Banco Santander SA	344,713	$ 3,286
BB&T Corp.	192,700	4,471
Comerica, Inc.	157,800	5,758
Erste Bank AG	70,000	2,738
FirstMerit Corp.	558,600	9,734
KeyCorp	600,000	4,518
M&T Bank Corp. (c)	91,200	7,019
PNC Financial Services Group, Inc.	198,800	10,705
Standard Chartered PLC (United Kingdom)	233,276	6,280
SunTrust Banks, Inc.	200,000	4,672
Susquehanna Bancshares, Inc., Pennsylvania	585,400	4,712
Webster Financial Corp.	260,400	4,297
Wells Fargo & Co.	1,287,400	35,030
		106,527
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	126,800	2,143
Diversified Financial Services - 4.3%
Citigroup, Inc. (a)	4,499,300	18,897
JPMorgan Chase & Co.	780,900	29,190
KKR Financial Holdings LLC	3,305,800	29,091
		77,178
Insurance - 1.1%
Arch Capital Group Ltd. (a)	53,600	4,840
Lincoln National Corp.	218,400	5,215
Unum Group	230,000	4,943
Validus Holdings Ltd.	140,263	4,097
		19,095
Real Estate Management & Development - 0.5%
Henderson Land Development Co. Ltd.	369,000	2,602
Swire Pacific Ltd. (A Shares)	193,000	2,973
Wharf Holdings Ltd.	434,000	2,918
		8,493
Thrifts & Mortgage Finance - 2.0%
Bank Mutual Corp.	579,500	2,654
First Niagara Financial Group, Inc. (c)	383,100	4,745
MGIC Investment Corp. (a)	1,423,000	12,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	409,100	$ 3,600
Radian Group, Inc.	1,769,923	12,549
		35,672
TOTAL FINANCIALS		273,063
HEALTH CARE - 12.5%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	99,600	7,614
Allos Therapeutics, Inc. (a)(c)	500,000	2,030
Alnylam Pharmaceuticals, Inc. (a)	152,500	1,395
Amgen, Inc. (a)	147,100	7,751
Cephalon, Inc. (a)	60,000	3,809
Clinical Data, Inc. (a)	150,000	2,742
Isis Pharmaceuticals, Inc. (a)(c)	234,400	2,212
Keryx Biopharmaceuticals, Inc. (a)(c)	900,000	4,914
Neurocrine Biosciences, Inc. (a)	700,000	5,096
SIGA Technologies, Inc. (a)(c)	600,000	7,560
Theravance, Inc. (a)	250,000	6,245
ZIOPHARM Oncology, Inc. (a)	500,000	2,055
		53,423
Health Care Equipment & Supplies - 2.8%
Abiomed, Inc. (a)(c)	443,000	5,086
C. R. Bard, Inc.	50,000	4,243
Covidien PLC	185,000	7,783
HeartWare International, Inc. CDI (a)	9,290,545	23,595
Mako Surgical Corp. (a)	239,300	2,745
Orthovita, Inc. (a)	1,100,000	2,189
Volcano Corp. (a)	100,000	2,655
Wright Medical Group, Inc. (a)	178,500	2,354
		50,650
Health Care Providers & Services - 2.3%
Capital Senior Living Corp. (a)	611,000	3,874
Centene Corp. (a)	120,000	2,790
Emergency Medical Services Corp. Class A (a)	51,500	2,551
Emeritus Corp. (a)	200,915	3,622
Express Scripts, Inc. (a)	168,800	8,793
Henry Schein, Inc. (a)	81,200	4,663
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LHC Group, Inc. (a)	203,933	$ 5,394
Medco Health Solutions, Inc. (a)	150,300	9,216
		40,903
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	100,400	3,839
Life Sciences Tools & Services - 1.8%
Bruker BioSciences Corp. (a)	284,900	4,393
Covance, Inc. (a)	50,000	2,246
ICON PLC sponsored ADR (a)	135,000	2,718
Illumina, Inc. (a)	114,200	6,866
Lonza Group AG	50,000	3,858
PerkinElmer, Inc.	196,400	4,576
QIAGEN NV (a)	186,200	3,407
Techne Corp.	52,000	3,124
		31,188
Pharmaceuticals - 2.4%
Cadence Pharmaceuticals, Inc. (a)(c)	526,200	3,773
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	187,500	7,309
GlaxoSmithKline PLC	449,500	8,513
Johnson & Johnson	312,100	19,210
Novo Nordisk AS Series B sponsored ADR	30,000	2,983
		41,788
TOTAL HEALTH CARE		221,791
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	57,300	7,911
Raytheon Co.	188,600	8,723
The Boeing Co.	195,700	12,480
United Technologies Corp.	247,800	18,652
		47,766
Air Freight & Logistics - 1.1%
Dynamex, Inc. (a)	175,000	4,226
FedEx Corp.	103,500	9,431
Hub Group, Inc. Class A (a)	194,616	6,350
		20,007
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.6%
Lennox International, Inc.	160,000	$ 7,038
Masco Corp.	397,200	4,333
		11,371
Commercial Services & Supplies - 1.1%
Casella Waste Systems, Inc. Class A (a)	544,800	2,484
Clean Harbors, Inc. (a)	168,900	12,507
The Geo Group, Inc. (a)	200,000	4,820
		19,811
Construction & Engineering - 0.2%
Fluor Corp.	75,000	4,337
Electrical Equipment - 1.1%
Acuity Brands, Inc.	207,700	11,187
Babcock & Wilcox Co. (a)	125,000	3,036
Saft Groupe SA	51,964	1,638
Zumtobel AG	212,700	4,377
		20,238
Industrial Conglomerates - 0.3%
Textron, Inc.	200,000	4,472
Machinery - 1.7%
Blount International, Inc. (a)	390,200	6,032
Cummins, Inc.	94,500	9,178
Ingersoll-Rand Co. Ltd.	160,000	6,560
PACCAR, Inc.	146,500	7,890
		29,660
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	394,408	10,748
Michael Page International PLC	587,433	4,355
Robert Half International, Inc.	207,400	5,749
		20,852
Road & Rail - 1.3%
CSX Corp.	156,800	9,535
Landstar System, Inc.	91,300	3,282
Union Pacific Corp.	118,000	10,633
		23,450
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	284,200	4,993
TOTAL INDUSTRIALS		206,957
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 1.8%
Adtran, Inc.	172,600	$ 5,375
HTC Corp.	315,000	8,733
Juniper Networks, Inc. (a)	261,900	8,910
RADWARE Ltd. (a)	110,000	3,413
Riverbed Technology, Inc. (a)	154,900	5,253
		31,684
Computers & Peripherals - 4.2%
Apple, Inc. (a)	219,500	68,297
NetApp, Inc. (a)	133,100	6,779
		75,076
Electronic Equipment & Components - 2.5%
Agilent Technologies, Inc. (a)	233,100	8,163
Coretronic Corp.	1,165,000	1,663
Corning, Inc.	640,600	11,313
Everlight Electronics Co. Ltd.	881,263	2,394
FLIR Systems, Inc. (a)	198,200	5,313
Measurement Specialties, Inc. (a)	278,900	7,134
Universal Display Corp. (a)(c)	338,200	8,374
		44,354
Internet Software & Services - 4.3%
eBay, Inc. (a)	938,400	27,336
Google, Inc. Class A (a)	61,400	34,121
Open Text Corp. (a)	73,900	3,131
OpenTable, Inc. (a)	50,000	3,627
Rackspace Hosting, Inc. (a)	175,000	5,105
SciQuest, Inc.	226,300	3,035
		76,355
IT Services - 2.8%
CoreLogic, Inc. (a)	92,500	1,684
International Business Machines Corp.	275,100	38,916
MasterCard, Inc. Class A	37,000	8,770
		49,370
Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	150,000	4,895
Avago Technologies Ltd.	427,700	11,167
Ceva, Inc. (a)	125,000	2,900
Epistar Corp.	726,317	2,466
GT Solar International, Inc. (a)	316,500	2,117
International Rectifier Corp. (a)	125,000	3,545
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
JA Solar Holdings Co. Ltd. ADR (a)	625,000	$ 4,331
KLA-Tencor Corp.	132,500	4,859
Lam Research Corp. (a)	246,591	11,178
MEMC Electronic Materials, Inc. (a)	417,700	4,833
Siliconware Precision Industries Co. Ltd. sponsored ADR	600,000	3,084
Teradyne, Inc. (a)	544,100	6,453
Trina Solar Ltd. ADR (a)(c)	158,100	3,529
		65,357
Software - 4.8%
AsiaInfo Holdings, Inc. (a)	100,000	1,665
AutoNavi Holdings Ltd. ADR	109,200	2,093
Autonomy Corp. PLC (a)	1,214,641	25,181
CA, Inc.	250,000	5,723
Citrix Systems, Inc. (a)	88,000	5,845
Informatica Corp. (a)	249,900	10,316
MICROS Systems, Inc. (a)	100,000	4,372
Nice Systems Ltd. sponsored ADR (a)	176,000	5,393
Nuance Communications, Inc. (a)	523,300	9,249
Red Hat, Inc. (a)	135,500	5,894
Taleo Corp. Class A (a)	152,100	4,669
Trion World Network, Inc. warrants 8/10/17 (a)(e)	28,652	0
VMware, Inc. Class A (a)	67,300	5,486
		85,886
TOTAL INFORMATION TECHNOLOGY		428,082
MATERIALS - 2.3%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	332,400	15,619
Symrise AG	149,500	3,767
The Mosaic Co.	125,000	8,454
Wacker Chemie AG	25,800	4,420
		32,260
Metals & Mining - 0.5%
Ivanhoe Mines Ltd. (a)	324,300	7,818
Tahoe Resources, Inc. (d)	89,400	1,412
		9,230
TOTAL MATERIALS		41,490
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Iliad Group SA	25,000	$ 2,505
TalkTalk Telecom Group PLC	1,000,000	2,373
		4,878
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	411,000	10,300
TOTAL TELECOMMUNICATION SERVICES		15,178
UTILITIES - 2.6%
Electric Utilities - 1.0%
FirstEnergy Corp.	85,000	2,984
Progress Energy, Inc.	175,000	7,646
Southern Co.	200,000	7,544
		18,174
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	736,400	7,960
Multi-Utilities - 1.2%
Alliant Energy Corp.	130,000	4,720
TECO Energy, Inc.	761,900	12,762
YTL Corp. Bhd	1,261,128	3,281
		20,763
TOTAL UTILITIES		46,897
TOTAL COMMON STOCKS (Cost $1,370,136)		1,749,942
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(e)	419,580	2,473
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(e)	910,747	$ 3,898
Series C-1, 8.00% (a)(e)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		6,678
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE	99,700	7,496
Volkswagen AG	51,400	8,259
		15,755
TOTAL PREFERRED STOCKS (Cost $22,663)		22,433
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.24% (b)	5,863,109	5,863
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(f)	67,251,985	67,252
TOTAL MONEY MARKET FUNDS (Cost $73,115)		73,115
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,465,914)		1,845,490
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(63,527)
NET ASSETS - 100%		$ 1,781,963
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,412,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,678,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
(f) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 34
Fidelity Securities Lending Cash Central Fund	685
Total	$ 719
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 261,822	$ 261,299	$ -	$ 523
Consumer Staples	72,162	72,162	-	-
Energy	198,255	198,255	-	-
Financials	275,536	269,777	3,286	2,473
Health Care	221,791	213,278	8,513	-
Industrials	206,957	206,957	-	-
Information Technology	432,287	428,082	-	4,205
Materials	41,490	41,490	-	-
Telecommunication Services	15,178	15,178	-	-
Utilities	46,897	46,897	-	-
Money Market Funds	73,115	73,115	-	-
Total Investments in Securities:	$ 1,845,490	$ 1,826,490	$ 11,799	$ 7,201
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,474
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,189)
Cost of Purchases	916
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,201
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ (1,189)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.3%
United Kingdom	4.0%
Canada	1.7%
Bermuda	1.4%
Germany	1.3%
Taiwan	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%
Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $233,833,000 of which $62,224,000 and $171,609,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2010

Assets
Investment in securities, at value (including securities loaned of $64,997) - See accompanying schedule: Unaffiliated issuers (cost $1,392,799)	$ 1,772,375
Fidelity Central Funds (cost $73,115)	73,115
Total Investments (cost $1,465,914)		$ 1,845,490
Cash		311
Receivable for investments sold		20,108
Receivable for fund shares sold		733
Dividends receivable		2,939
Distributions receivable from Fidelity Central Funds		64
Prepaid expenses		6
Other receivables		29
Total assets		1,869,680

Liabilities
Payable for investments purchased	$ 3,079
Payable for fund shares redeemed	15,840
Accrued management fee	1,154
Other affiliated payables	335
Other payables and accrued expenses	57
Collateral on securities loaned, at value	67,252
Total liabilities		87,717

Net Assets		$ 1,781,963
Net Assets consist of:
Paid in capital		$ 1,644,655
Undistributed net investment income		2,463
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(244,727)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		379,572
Net Assets, for 65,138 shares outstanding		$ 1,781,963
Net Asset Value, offering price and redemption price per share ($1,781,963 ÷ 65,138 shares)		$ 27.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2010

Investment Income
Dividends		$ 19,871
Income from Fidelity Central Funds		719
Total income		20,590

Expenses
Management fee Basic fee	$ 10,555
Performance adjustment	3,293
Transfer agent fees	3,419
Accounting and security lending fees	560
Custodian fees and expenses	89
Independent trustees' compensation	10
Registration fees	56
Audit	63
Legal	7
Interest	2
Miscellaneous	23
Total expenses before reductions	18,077
Expense reductions	(174)	17,903
Net investment income (loss)		2,687
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,230
Foreign currency transactions	103
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		93,337
Change in net unrealized appreciation (depreciation) on: Investment securities	165,147
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		165,136
Net gain (loss)		258,473
Net increase (decrease) in net assets resulting from operations		$ 261,160

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,687	$ 5,839
Net realized gain (loss)	93,337	(109,027)
Change in net unrealized appreciation (depreciation)	165,136	540,776
Net increase (decrease) in net assets resulting from operations	261,160	437,588
Distributions to shareholders from net investment income	(5,833)	(6,074)
Distributions to shareholders from net realized gain	(2,058)	(1,350)
Total distributions	(7,891)	(7,424)
Share transactions Proceeds from sales of shares	253,618	239,311
Reinvestment of distributions	7,493	6,996
Cost of shares redeemed	(350,283)	(225,699)
Net increase (decrease) in net assets resulting from share transactions	(89,172)	20,608
Total increase (decrease) in net assets	164,097	450,772

Net Assets
Beginning of period	1,617,866	1,167,094
End of period (including undistributed net investment income of $2,463 and undistributed net investment income of $5,588, respectively)	$ 1,781,963	$ 1,617,866
Other Information Shares
Sold	9,956	11,967
Issued in reinvestment of distributions	310	408
Redeemed	(13,750)	(12,035)
Net increase (decrease)	(3,484)	340

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 17.09	$ 33.53	$ 39.51	$ 34.11
Income from Investment Operations
Net investment income (loss) B	.04	.09	.08	.03	(.03)
Net realized and unrealized gain (loss)	3.86	6.51	(12.54)	4.78	5.43
Total from investment operations	3.90	6.60	(12.46)	4.81	5.40
Distributions from net investment income	(.09)	(.09)	(.02)	-	-
Distributions from net realized gain	(.03)	(.02)	(3.96)	(10.79)	-
Total distributions	(.12)	(.11)	(3.98)	(10.79)	-
Net asset value, end of period	$ 27.36	$ 23.58	$ 17.09	$ 33.53	$ 39.51
Total Return A	16.58%	38.86%	(42.23)%	16.29%	15.83%
Ratios to Average Net Assets C, E
Expenses before reductions	1.04%	1.05%	1.10%	.94%	.93%
Expenses net of fee waivers, if any	1.04%	1.05%	1.10%	.94%	.93%
Expenses net of all reductions	1.03%	1.03%	1.09%	.93%	.91%
Net investment income (loss)	.16%	.44%	.31%	.10%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,782	$ 1,618	$ 1,167	$ 2,275	$ 2,455
Portfolio turnover rate D	72%	125%	92%	87%	147%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carry forwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 431,581
Gross unrealized depreciation	(68,032)
Net unrealized appreciation (depreciation)	$ 363,549

Tax Cost	$ 1,481,941

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,597
Capital loss carryforward	$ (233,833)
Net unrealized appreciation (depreciation)	$ 363,545

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$ 7,891	$ 7,424

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,221,766 and $1,312,161, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,497.44%		$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $546. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $685 and includes $4 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $174 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Name, Age; Principal Occupations and Other Relevant Experience+
Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Ronald P. O'Hanley is President, Asset Management and Corporate Services, for Fidelity Investments and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/20/2010	12/17/2010	$0.03	$0.12

The fund designates 100% of the dividends distributed in December 2009 as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December 2009, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1 (h) (11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New Millennium Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity New Millennium Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NMF-UANN-0111
1.786711.107

Item 2. Code of Ethics

As of the end of the period, November 30, 2010, Fidelity Mt. Vernon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Growth Company Fund (the "Fund"):

Services Billed by Deloitte Entities

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$43,000	$-	$5,600	$-

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$47,000	$-	$6,400	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity 130/30 Large Cap Fund, Fidelity Growth Strategies Fund, and Fidelity New Millennium Fund (the "Funds"):

Services Billed by PwC

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 130/30 Large Cap Fund	$57,000	$-	$4,100	$1,800
Fidelity Growth Strategies Fund	$50,000	$-	$3,200	$2,800
Fidelity New Millennium Fund	$49,000	$-	$3,200	$2,700

November 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 130/30 Large Cap Fund	$57,000	$-	$4,100	$1,500
Fidelity Growth Strategies Fund	$51,000	$-	$3,200	$2,800
Fidelity New Millennium Fund	$51,000	$-	$5,800	$2,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$650,000	$790,000
Tax Fees	$-	$-
All Other Fees	$665,000	$515,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2010A	November 30, 2009A
Audit-Related Fees	$2,605,000	$2,755,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2010 A	November 30, 2009 A
PwC	$4,725,000	$4,430,000
Deloitte Entities	$1,410,000	$1,355,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 27, 2011